AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVL

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the “Account”) listed in Note 1 as of December 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for the periods presented in Note 1 (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 19, 2026

We have served as the Account’s auditor since 1996.

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FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
220,867.571 shares at $2.85 per share (cost $509,646)	$629,473
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
3,255.067 shares at $26.47 per share (cost $91,590)	86,162
Deutsche DWS Investments VIT Funds (Scudder):
DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
9,595.355 shares at $32.55 per share (cost $189,738)	312,329
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
40,840.074 shares at $15.02 per share (cost $589,721)	613,418
Deutsche DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
37,338.148 shares at $14.09 per share (cost $482,322)	526,095
DWS International Opportunities VIP Portfolio, Class A (Global) -
16,512.239 shares at $19.22 per share (cost $265,413)	317,365
DWS Alternative Asset Allocation VIP Portfolio, Class A (Alt Asset) -
19.726 shares at $13.71 per share (cost $266)	270
Deutsche DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
22,585.739 shares at $42.96 per share (cost $853,589)	970,283
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
150,648.321 shares at $59.89 per share (cost $6,858,495)	9,022,328
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
22,254.849 shares at $59.33 per share (cost $984,819)	1,320,380
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
14,415.877 shares at $4.84 per share (cost $73,755)	69,773
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
127,010.773 shares at $11.36 per share (cost $1,486,353)	1,442,842
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
81,325.585 shares at $36.79 per share (cost $2,793,796)	2,991,968
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
41,053.866 shares at $27.52 per share (cost $1,000,270)	1,129,802
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
105,375.704 shares at $11.23 per share (cost $1,164,691)	1,183,369
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Inc. IC) -
26,518.379 shares at $29.43 per share (cost $711,390)	780,436
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
12,926.027 shares at $4.88 per share (cost $62,149)	63,079
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
18,454.343 shares at $37.51 per share (cost $712,742)	692,222

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,045,466.130 shares at $1.00 per share (cost $9,045,466)	$9,045,466
Fidelity(R) VIP Emerging Markets Portfolio, Initial Class (Emerging Markets) -
4,323.889 shares at $15.83 per share (cost $61,580)	68,447
Fidelity(R) VIP Growth Portfolio, Initial Class (Growth) -
183.948 shares at $97.72 per share (cost $16,929)	17,975
Fidelity(R) VIP International Capital Appreciation Portfolio, Initial Class (International) -
16.750 shares at $26.63 per share (cost $447)	446
Fidelity(R) VIP Technology Portfolio, Initial Class (Tech) -
25.742 shares at $47.54 per share (cost $1,074)	1,224
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
11,162.405 shares at $27.22 per share (cost $269,318)	303,841
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
27,426.852 shares at $29.89 per share (cost $755,845)	819,789
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
76,588.827 shares at $25.69 per share (cost $1,600,810)	1,967,567
Invesco V.I. EQV International Equity Fund Portfolio, Series I (Intl. Growth) -
11,912.858 shares at $36.11 per share (cost $414,918)	430,173
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
1,116.156 shares at $81.00 per share (cost $84,818)	90,409
Invesco V.I. Discovery Mid Cap Growth Fund Portfolio, Series I (Mid Cap) -
0.826 shares at $75.21 per share (cost $61)	62
Invesco V.I. Core Plus Bond Fund Portfolio, Series I (Bond) -
0.000 shares at $5.85 per share (cost $0)	-
Invesco V.I. Main Street Small Cap Fund(R) Portfolio, Series I (Small Cap) -
6,975.125 shares at $28.54 per share (cost $216,389)	199,070
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,300.490 shares at $64.90 per share (cost $39,977)	84,402
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
32,457.209 shares at $9.67 per share (cost $335,885)	313,861
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
92,244.616 shares at $28.99 per share (cost $2,495,999)	2,674,171
Neuberger Berman AMT Quality Equity Portfolio, Class I (Equity) -
85,481.370 shares at $42.76 per share (cost $2,498,207)	3,655,183
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
1,180.301 shares at $16.41 per share (cost $20,144)	19,369

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
3,265.054 shares at $257.32 per share (cost $450,355)	$840,164
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
27,147.088 shares at $96.73 per share (cost $2,101,022)	2,625,938
Rydex Precious Metals Fund Portfolio (Precious Metals) -
61,332.148 shares at $97.07 per share (cost $3,024,416)	5,953,512
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
4,293.325 shares at $91.61 per share (cost $413,770)	393,312
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
234.177 shares at $178.71 per share (cost $44,544)	41,850
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
165,133.990 shares at $25.04 per share (cost $3,025,681)	4,134,955
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
668,261.440 shares at $81.96 per share (cost $29,203,531)	54,770,708
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
893,697.033 shares at $10.80 per share (cost $9,886,088)	9,651,928
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
546,907.049 shares at $11.57 per share (cost $6,615,589)	6,327,715
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
379,077.747 shares at $27.96 per share (cost $8,336,194)	10,599,014
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
508,690.622 shares at $60.93 per share (cost $21,445,861)	30,994,520
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
24,805.112 shares at $26.46 per share (cost $618,703)	656,343
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
53,947.405 shares at $33.28 per share (cost $1,597,518)	1,795,370
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
260,777.639 shares at $10.67 per share (cost $2,719,724)	2,782,497
Vanguard(R) Equity Income Portfolio (Equity Income) -
511,569.117 shares at $26.22 per share (cost $11,433,799)	13,413,342
Vanguard(R) Growth Portfolio (Growth) -
807,463.520 shares at $36.68 per share (cost $19,772,744)	29,617,762
Vanguard(R) Balanced Portfolio (Balanced) -
370,384.816 shares at $25.41 per share (cost $8,135,467)	9,411,478

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard(R) Variable Insurance Fund (Vanguard), continued:
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
397,260.748 shares at $7.55 per share (cost $2,939,824)	$2,999,319
Vanguard(R) International Portfolio (International) -
607,721.917 shares at $28.59 per share (cost $14,801,717)	17,374,770
Vanguard(R) Diversified Value Portfolio (Diversified) -
254,567.898 shares at $17.47 per share (cost $3,671,398)	4,447,301
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
815,395.624 shares at $19.07 per share (cost $15,448,665)	15,549,595
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
141,781.110 shares at $26.86 per share (cost $3,106,404)	3,808,241
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
17,276.176 shares at $18.83 per share (cost $323,423)	325,310
Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery SMID Cap Growth Fund Portfolio, Class 2 (Discovery) -
14,292.257 shares at $25.29 per share (cost $398,380)	361,451
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
26,242.583 shares at $25.70 per share (cost $658,688)	674,434
Lincoln Variable Insurance Products Trust (Lincoln):
LVIP American Century Mid Cap Value Fund Portfolio, Standard Class II (Mid Cap II) -
65,839.045 shares at $19.35 per share (cost $1,269,285)	1,273,920
LVIP American Century International Fund Portfolio, Standard Class II (International II) -
1,535.245 shares at $12.25 per share (cost $16,734)	18,799
LVIP American Century Inflation Protection Fund Portfolio, Standard Class II (Inflation II) -
23,851.718 shares at $9.03 per share (cost $220,708)	215,309
American Funds Insurance Series(R) (American Funds):
American Funds(R) IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
2,223.241 shares at $67.73 per share (cost $140,732)	150,580
American Funds(R) IS Growth Fund Portfolio, Class 1 (IS Growth) -
22,973.807 shares at $141.06 per share (cost $2,860,497)	3,240,685
American Funds(R) IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
23,075.119 shares at $18.18 per share (cost $342,873)	419,506
American Funds(R) IS International Fund Portfolio, Class 1 (IS International) -
15,167.954 shares at $22.33 per share (cost $284,143)	338,700
American Funds(R) IS New World Fund Portfolio, Class 1 (IS New World) -
8,517.169 shares at $32.47 per share (cost $233,888)	276,552
American Funds(R) IS The Bond Fund of America Portfolio, Class 1(IS Bond) -
2,517.740 shares at $9.52 per share (cost $23,726)	23,969
American Funds(R) IS American High-Income Trust Portfolio, Class 1(IS High Income) -
2,099.739 shares at $9.33 per share (cost $19,478)	19,591

The accompanying notes are an integral part of these financial statements.

FS-7

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
39,236.545 shares at $13.17 per share (cost $523,799)	$516,745
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series Portfolio, Initial Class (Utilities IC) -
15,516.387 shares at $37.73 per share (cost $542,219)	585,433
MFS(R) Mid Cap Growth Series Portfolio, Initial Class (Mid Cap) -
50,787.977 shares at $7.98 per share (cost $444,182)	405,288
MFS(R) New Discovery Series Portfolio, Initial Class (New Discovery) -
234.568 shares at $15.60 per share (cost $3,144)	3,659
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
50,844.881 shares at $20.61 per share (cost $842,383)	1,047,913
MFS(R) Variable Insurance Trust III (MFS)
MFS(R) Blended Research(R) Small Cap Equity Portfolio, Initial Class (Small Cap) -
0.000 shares at $9.77 per share (cost $0)	-
MFS(R) Conservative Allocation Portfolio, Initial Class (Conservative All) -
0.000 shares at $9.79 per share (cost $0)	-
MFS(R) Global Real Estate Portfolio, Initial Class (Global RE) -
1,249.201 shares at $12.69 per share (cost $15,942)	15,852
MFS(R) Growth Allocation Portfolio, Initial Class (Growth) -
0.000 shares at $10.64 per share (cost $0)	-
MFS(R) Mid Cap Value Portfolio, Initial Class (Mid Cap Value) -
1,772.469 shares at $10.11 per share (cost $17,866)	17,920
MFS(R) Moderate Allocation Portfolio, Initial Class (Moderate All) -
0.000 shares at $11.30 per share (cost $0)	-
Calvert Variable Trust, Inc. (Summit):
CVT EAFE International Index Portfolio, Class I (EAFE Intl.) -
9,778.129 shares at $122.51 per share (cost $897,788)	1,197,919
CVT S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
1,572.065 shares at $127.43 per share (cost $151,176)	200,328
CVT S&P 500 Index Portfolio (S&P 500) -
20,036.759 shares at $213.87 per share (cost $3,533,232)	4,285,262
CVT Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
14,461.455 shares at $90.62 per share (cost $1,216,162)	1,310,497
CVT Volatility Managed Moderate Portfolio, Class F (Moderate) -
7,942.867 shares at $17.22 per share (cost $139,562)	136,776
CVT Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
17,969.248 shares at $19.46 per share (cost $343,545)	349,682

The accompanying notes are an integral part of these financial statements.

FS-8

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Trust, Inc. (Summit), continued:
CVT Volatility Managed Growth Portfolio, Class F (Growth) -
15,862.181 shares at $19.49 per share (cost $330,684)	$309,154
CVT Nasdaq 100 Index Portfolio, Class I (Nasdaq-100 Index) -
111.484 shares at $197.98 per share (cost $18,694)	22,072
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
132,488.247 shares at $65.33 per share (cost $5,980,638)	8,655,457
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
92,411.111 shares at $17.57 per share (cost $1,337,165)	1,623,663
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative Class (Commodity) -
126,309.801 shares at $6.29 per share (cost $783,201)	794,489
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
85,941.126 shares at $9.45 per share (cost $833,013)	812,144
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
1,529.731 shares at $9.78 per share (cost $15,093)	14,961
PIMCO CommodityRealReturn(R) Strategy Portfolio, Institutional Class (Commodity Inst) -
5,006.463 shares at $6.26 per share (cost $28,738)	31,340
PIMCO Real Return Portfolio, Institutional Class (Real Return) -
2,418.698 shares at $12.01 per share (cost $28,952)	29,049
PIMCO Short-Term Portfolio, Institutional Class (Short Term) -
0.000 shares at $10.33 per share (cost $0)	-
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
16,037.422 shares at $9.75 per share (cost $161,525)	156,365
VA International Small Portfolio (Small) -
65,158.849 shares at $14.78 per share (cost $878,042)	963,048
VA International Value Portfolio (Value) -
95,841.220 shares at $18.53 per share (cost $1,459,792)	1,775,938
VA Short-Term Fixed Portfolio (Fixed) -
161,120.923 shares at $10.07 per share (cost $1,645,789)	1,622,488
VA U.S. Large Value Portfolio (Large) -
24,713.916 shares at $34.91 per share (cost $758,690)	862,763
VA U.S. Targeted Value Portfolio (Targeted) -
36,359.161 shares at $22.28 per share (cost $804,288)	810,082
VA Global Moderate Allocation Portfolio (Global) -
9,596.905 shares at $18.12 per share (cost $153,663)	173,896
VA Equity Allocation Portfolio (Equity) -
97,685.399 shares at $18.44 per share (cost $1,627,201)	1,801,319

The accompanying notes are an integral part of these financial statements.

FS-9

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2025

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Columbia Funds Variable Series Trust II (Columbia)
Columbia Variable Portfolio - Small Cap Value Fund Portfolio, Class 1 (Small) -
6,662.648 shares at $12.65 per share (cost $81,130)	$84,283
Putnam Variable Trust (Putnam)
Putnam VT International Value Fund Portfolio, Class IA (International) -
2,711.473 shares at $16.12 per share (cost $41,309)	43,709

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$308,030,983

The accompanying notes are an integral part of these financial statements.

FS-10

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$9,693
Mortality and expense risk charge	(6,553)
Net investment income(loss)	3,140

Realized gain(loss) on investments:
Net realized gain distributions	31,797
Net realized gain(loss) on sale of fund shares	191,709
Net realized gain(loss)	223,506

Change in unrealized appreciation/depreciation	(121,635)

Net increase(decrease) in net assets resulting
from operations	$105,011

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,140	$14,046
Net realized gain(loss)	223,506	35,588
Net change in unrealized appreciation/depreciation	(121,635)	155,536
Net increase(decrease) in net assets resulting
from operations	105,011	205,170

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	44,627	50,505
Subaccounts transfers (including fixed account), net	(847,183)	46,474
Transfers for policyowner benefits and terminations	-	(16,512)
Policyowner maintenance charges	(17,482)	(17,151)
Net increase(decrease) from policyowner transactions	(820,038)	63,316

Total increase(decrease) in net assets	(715,027)	268,486
Net assets at beginning of period	1,344,500	1,076,014
Net assets at end of period	$629,473	$1,344,500

The accompanying notes are an integral part of these financial statements.

FS-11

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2025		2025		2025

$318		$2,974		$7,407
(473)		(839)		(2,903)
(155)		2,135		4,504

5,078		24,602		31,631
(62)		1,630		(3,370)
5,016		26,232		28,261

(4,065)		17,398		31,250

$796		$45,765		$64,015

Mid Cap		Equity 500		Small Cap

2025	2024	2025	2024	2025	2024

$(155)	$(393)	$2,135	$4,307	$4,504	$2,695
5,016	231	26,232	114,110	28,261	822
(4,065)	7,993	17,398	(28,287)	31,250	47,690

796	7,831	45,765	90,130	64,015	51,207

-	-	2,910	4,074	12,296	15,615
(8)	(752)	1,197	(228,048)	(593)	(6,455)
-	(3,419)	-	-	(5,479)	(1,417)
(2,557)	(2,586)	(3,720)	(3,824)	(12,636)	(14,207)
(2,565)	(6,757)	387	(227,798)	(6,412)	(6,464)

(1,769)	1,074	46,152	(137,668)	57,603	44,743
87,931	86,857	266,177	403,845	555,815	511,072
$86,162	$87,931	$312,329	$266,177	$613,418	$555,815

FS-12

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,656
Mortality and expense risk charge	(2,726)
Net investment income(loss)	1,930

Realized gain(loss) on investments:
Net realized gain distributions	52,590
Net realized gain(loss) on sale of fund shares	(1,336)
Net realized gain(loss)	51,254

Change in unrealized appreciation/depreciation	31,784

Net increase(decrease) in net assets resulting
from operations	$84,968

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,930	$2,538
Net realized gain(loss)	51,254	22,402
Net change in unrealized appreciation/depreciation	31,784	(3,051)
Net increase(decrease) in net assets resulting
from operations	84,968	21,889

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	42,009	53,107
Subaccounts transfers (including fixed account), net	(14,890)	(34,397)
Transfers for policyowner benefits and terminations	(8,854)	(3,510)
Policyowner maintenance charges	(13,967)	(13,868)
Net increase(decrease) from policyowner transactions	4,298	1,332

Total increase(decrease) in net assets	89,266	23,221
Net assets at beginning of period	436,829	413,608
Net assets at end of period	$526,095	$436,829

The accompanying notes are an integral part of these financial statements.

FS-13

Scudder

Global		Alt Asset		Growth

2025		2025		2025

$3,007		$-		$468
(1,488)		-		(4,376)
1,519		-		(3,908)

-		-		109,076
5,474		-		10,643
5,474		-		119,719

45,803		4		(6,608)

$52,796		$4		$109,203

Global		Alt Asset		Growth

2025	2024	2025	2024	2025	2024

$1,519	$687	$-	$-	$(3,908)	$(2,796)
5,474	1,287	-	-	119,719	56,999
45,803	(703)	4	-	(6,608)	114,838

52,796	1,271	4	-	109,203	169,041

5,289	7,848	294	-	13,253	18,813
(19,044)	174,630	38	-	(27,218)	134,898
(1,668)	(3,885)	(1)	-	(5,325)	(2,241)
(11,297)	(11,245)	(65)	-	(24,926)	(25,275)
(26,720)	167,348	266	-	(44,216)	126,195

26,076	168,619	270	-	64,987	295,236
291,289	122,670	-	-	905,296	610,060
$317,365	$291,289	$270	$-	$970,283	$905,296

FS-14

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,812
Mortality and expense risk charge	(52,982)
Net investment income(loss)	(41,170)

Realized gain(loss) on investments:
Net realized gain distributions	1,336,105
Net realized gain(loss) on sale of fund shares	146,875
Net realized gain(loss)	1,482,980

Change in unrealized appreciation/depreciation	79,768

Net increase(decrease) in net assets resulting
from operations	$1,521,578

	Contrafund IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(41,170)	$(31,140)
Net realized gain(loss)	1,482,980	984,877
Net change in unrealized appreciation/depreciation	79,768	799,572
Net increase(decrease) in net assets resulting
from operations	1,521,578	1,753,309

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	126,564	132,171
Subaccounts transfers (including fixed account), net	111,159	571,656
Transfers for policyowner benefits and terminations	(81,164)	(164,709)
Policyowner maintenance charges	(144,664)	(135,547)
Net increase(decrease) from policyowner transactions	11,895	403,571

Total increase(decrease) in net assets	1,533,473	2,156,880
Net assets at beginning of period	7,488,855	5,331,975
Net assets at end of period	$9,022,328	$7,488,855

The accompanying notes are an integral part of these financial statements.

FS-15

		High Income		Inv. Grade
Contrafund SC		SC		Bond IC

2025		2025		2025

$623		$4,353		$49,536
(7,122)		(203)		(7,264)
(6,499)		4,150		42,272

250,003		-		-
707,760		(935)		(6,444)
957,763		(935)		(6,444)

(459,712)		3,308		56,286

$491,552		$6,523		$92,114

Contrafund SC		High Income SC		Inv. Grade Bond IC

2025	2024	2025	2024	2025	2024

$(6,499)	$(5,277)	$4,150	$4,004	$42,272	$39,359
957,763	322,411	(935)	(505)	(6,444)	(64,753)
(459,712)	371,721	3,308	2,469	56,286	25,529

491,552	688,855	6,523	5,968	92,114	135

63,268	59,710	-	-	33,815	45,207
(2,001,530)	(9,456)	-	-	(46,994)	(38,908)
-	-	(9,795)	-	(14,130)	(188,236)
(18,947)	(15,801)	(1,717)	(5,245)	(23,026)	(22,049)
(1,957,209)	34,453	(11,512)	(5,245)	(50,335)	(203,986)

(1,465,657)	723,308	(4,989)	723	41,779	(203,851)
2,786,037	2,062,729	74,762	74,039	1,401,063	1,604,914
$1,320,380	$2,786,037	$69,773	$74,762	$1,442,842	$1,401,063

FS-16

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap SC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$10,348
Mortality and expense risk charge	(15,950)
Net investment income(loss)	(5,602)

Realized gain(loss) on investments:
Net realized gain distributions	327,001
Net realized gain(loss) on sale of fund shares	23,662
Net realized gain(loss)	350,663

Change in unrealized appreciation/depreciation	(37,387)

Net increase(decrease) in net assets resulting
from operations	$307,674

	Mid Cap SC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,602)	$(2,544)
Net realized gain(loss)	350,663	401,952
Net change in unrealized appreciation/depreciation	(37,387)	29,470
Net increase(decrease) in net assets resulting
from operations	307,674	428,878

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,025	52,959
Subaccounts transfers (including fixed account), net	(233,906)	1,169
Transfers for policyowner benefits and terminations	(18,410)	(166,919)
Policyowner maintenance charges	(75,491)	(72,613)
Net increase(decrease) from policyowner transactions	(274,782)	(185,404)

Total increase(decrease) in net assets	32,892	243,474
Net assets at beginning of period	2,959,076	2,715,602
Net assets at end of period	$2,991,968	$2,959,076

The accompanying notes are an integral part of these financial statements.

FS-17

Fidelity

Overseas IC		Strategic IC		Equity Inc. IC

2025		2025		2025

$17,425		$43,810		$13,359
(5,940)		(5,578)		(2,855)
11,485		38,232		10,504

96,260		-		38,939
11,032		(3,829)		9,017
107,292		(3,829)		47,956

56,728		53,654		40,520

$175,505		$88,057		$98,980

Overseas IC		Strategic IC		Equity Inc. IC

2025	2024	2025	2024	2025	2024

$11,485	$8,495	$38,232	$34,352	$10,504	$4,750
107,292	56,594	(3,829)	(3,352)	47,956	28,315
56,728	(29,309)	53,654	25,194	40,520	19,337

175,505	35,780	88,057	56,194	98,980	52,402

36,275	35,567	19,378	32,395	13,731	12,051
135,363	(8,602)	(76,687)	137,620	303,805	(24,537)
(8,108)	(33,987)	(9,190)	(42,875)	(3,149)	(5,553)
(32,166)	(28,293)	(17,839)	(18,731)	(27,536)	(23,298)
131,364	(35,315)	(84,338)	108,409	286,851	(41,337)

306,869	465	3,719	164,603	385,831	11,065
822,933	822,468	1,179,650	1,015,047	394,605	383,540
$1,129,802	$822,933	$1,183,369	$1,179,650	$780,436	$394,605

FS-18

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,024
Mortality and expense risk charge	(405)
Net investment income(loss)	3,619

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	1,852
Net realized gain(loss)	1,852

Change in unrealized appreciation/depreciation	914

Net increase(decrease) in net assets resulting
from operations	$6,385

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,619	$3,467
Net realized gain(loss)	1,852	325
Net change in unrealized appreciation/depreciation	914	729
Net increase(decrease) in net assets resulting
from operations	6,385	4,521

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,898	3,405
Subaccounts transfers (including fixed account), net	(6,687)	15,907
Transfers for policyowner benefits and terminations	(1,050)	(2,637)
Policyowner maintenance charges	(3,848)	(3,178)
Net increase(decrease) from policyowner transactions	(8,687)	13,497

Total increase(decrease) in net assets	(2,302)	18,018
Net assets at beginning of period	65,381	47,363
Net assets at end of period	$63,079	$65,381

The accompanying notes are an integral part of these financial statements.

FS-19

Fidelity
				Emerging
Mid Cap IC		Money Market		Markets

2025		2025		2025

$3,091		$379,082		$1,142
(3,982)		(46,174)		(135)
(891)		332,908		1,007

80,027		-		440
(12,007)		-		68
68,020		-		508

9,238		-		7,009

$76,367		$332,908		$8,524

Mid Cap IC		Money Market		Emerging Markets

2025	2024	2025	2024	2025	2024

$(891)	$400	$332,908	$410,751	$1,007	$42
68,020	85,379	-	-	508	1
9,238	(31,780)	-	-	7,009	(142)

76,367	53,999	332,908	410,751	8,524	(99)

39,956	27,402	1,846,357	3,483,242	-	3,598
(102,167)	260,073	3,850,620	(3,755,218)	50,436	7,344
(2,150)	(3,312)	(4,851,584)	(863,471)	-	-
(12,720)	(9,195)	(379,489)	(389,311)	(1,292)	(64)
(77,081)	274,968	465,904	(1,524,758)	49,144	10,878

(714)	328,967	798,812	(1,114,007)	57,668	10,779
692,936	363,969	8,246,654	9,360,661	10,779	-
$692,222	$692,936	$9,045,466	$8,246,654	$68,447	$10,779

FS-20

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$49
Mortality and expense risk charge	(55)
Net investment income(loss)	(6)

Realized gain(loss) on investments:
Net realized gain distributions	1,989
Net realized gain(loss) on sale of fund shares	14
Net realized gain(loss)	2,003

Change in unrealized appreciation/depreciation	1,092

Net increase(decrease) in net assets resulting
from operations	$3,089

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(6)	$-
Net realized gain(loss)	2,003	50
Net change in unrealized appreciation/depreciation	1,092	(47)
Net increase(decrease) in net assets resulting
from operations	3,089	3

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,065	-
Subaccounts transfers (including fixed account), net	12,930	278
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(358)	(32)
Net increase(decrease) from policyowner transactions	14,637	246

Total increase(decrease) in net assets	17,726	249
Net assets at beginning of period	249	-
Net assets at end of period	$17,975	$249

The accompanying notes are an integral part of these financial statements.

FS-21

Fidelity				AIM

International		Tech		Dividend

2025		2025		2025

$3		$-		$4,807
-		(3)		(1,567)
3		(3)		3,240

-		37		22,982
-		4		4,126
-		41		27,108

(1)		145		11,579

$2		$183		$41,927

International		Tech		Dividend

2025	2024	2025	2024	2025	2024

$3	$-	$(3)	$-	$3,240	$3,883
-	-	41	3	27,108	17,445
(1)	-	145	5	11,579	16,197

2	-	183	8	41,927	37,525

490	-	1,029	-	6,159	5,919
63	-	32	185	(16,874)	(27,397)
(2)	-	(1)	-	(9,268)	(8,441)
(107)	-	(190)	(22)	(10,530)	(14,087)
444	-	870	163	(30,513)	(44,006)

446	-	1,053	171	11,414	(6,481)
-	-	171	-	292,427	298,908
$446	$-	$1,224	$171	$303,841	$292,427

FS-22

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Health

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,226)
Net investment income(loss)	(3,226)

Realized gain(loss) on investments:
Net realized gain distributions	31,440
Net realized gain(loss) on sale of fund shares	263
Net realized gain(loss)	31,703

Change in unrealized appreciation/depreciation	77,598

Net increase(decrease) in net assets resulting
from operations	$106,075

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,226)	$(4,418)
Net realized gain(loss)	31,703	17,284
Net change in unrealized appreciation/depreciation	77,598	42,684
Net increase(decrease) in net assets resulting
from operations	106,075	55,550

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	12,073	12,463
Subaccounts transfers (including fixed account), net	(2,818)	(201,577)
Transfers for policyowner benefits and terminations	(17,335)	(34,563)
Policyowner maintenance charges	(26,210)	(28,494)
Net increase(decrease) from policyowner transactions	(34,290)	(252,171)

Total increase(decrease) in net assets	71,785	(196,621)
Net assets at beginning of period	748,004	944,625
Net assets at end of period	$819,789	$748,004

The accompanying notes are an integral part of these financial statements.

FS-23

AIM

Technology		Intl. Growth		Franchise

2025		2025		2025

$-		$5,854		$-
(8,643)		(2,325)		(419)
(8,643)		3,529		(419)

206,434		25,984		8,152
98,654		1,179		2,128
305,088		27,163		10,280

50,511		29,205		(3,914)

$346,956		$59,897		$5,947

Technology		Intl. Growth		Franchise

2025	2024	2025	2024	2025	2024

$(8,643)	$(8,382)	$3,529	$4,349	$(419)	$(347)
305,088	115,393	27,163	2,343	10,280	3,216
50,511	388,519	29,205	(8,381)	(3,914)	11,196

346,956	495,530	59,897	(1,689)	5,947	14,065

37,026	47,743	13,906	18,539	7,218	10,286
87,369	120,932	(3,235)	35,269	30,472	4,106
(388,022)	(304,847)	(2,959)	(8,946)	-	-
(41,133)	(53,797)	(9,447)	(12,055)	(8,832)	(8,867)
(304,760)	(189,969)	(1,735)	32,807	28,858	5,525

42,196	305,561	58,162	31,118	34,805	19,590
1,925,371	1,619,810	372,011	340,893	55,604	36,014
$1,967,567	$1,925,371	$430,173	$372,011	$90,409	$55,604

FS-24

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Mid Cap

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(23)
Net investment income(loss)	(23)

Realized gain(loss) on investments:
Net realized gain distributions	416
Net realized gain(loss) on sale of fund shares	180
Net realized gain(loss)	596

Change in unrealized appreciation/depreciation	(227)

Net increase(decrease) in net assets resulting
from operations	$346

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(23)	$(8)
Net realized gain(loss)	596	-
Net change in unrealized appreciation/depreciation	(227)	228
Net increase(decrease) in net assets resulting
from operations	346	220

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,275	3,187
Subaccounts transfers (including fixed account), net	(4,985)	376
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(191)	(166)
Net increase(decrease) from policyowner transactions	(3,901)	3,397

Total increase(decrease) in net assets	(3,555)	3,617
Net assets at beginning of period	3,617	-
Net assets at end of period	$62	$3,617

The accompanying notes are an integral part of these financial statements.

FS-25

AIM				Janus

Bond		Small Cap		Growth

2025		2025		2025

$-		$856		$-
-		(940)		(346)
-		(84)		(346)

-		19,206		5,845
-		(273)		995
-		18,933		6,840

-		(3,785)		6,380

$-		$15,064		$12,874

Bond		Small Cap		Growth

2025	2024	2025	2024	2025	2024

$-	$-	$(84)	$(134)	$(346)	$(280)
-	-	18,933	(39)	6,840	3,144
-	-	(3,785)	(13,535)	6,380	16,321

-	-	15,064	(13,708)	12,874	19,185

-	-	196	-	-	-
-	-	26	201,078	-	(855)
-	-	(1,514)	(374)	(2)	-
-	-	(1,444)	(254)	(1,614)	(1,575)
-	-	(2,736)	200,450	(1,616)	(2,430)

-	-	12,328	186,742	11,258	16,755
-	-	186,742	-	73,144	56,389
$-	$-	$199,070	$186,742	$84,402	$73,144

FS-26

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,769
Mortality and expense risk charge	(1,765)
Net investment income(loss)	15,004

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,062)
Net realized gain(loss)	(3,062)

Change in unrealized appreciation/depreciation	3,478

Net increase(decrease) in net assets resulting
from operations	$15,420

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,004	$25,509
Net realized gain(loss)	(3,062)	(22,253)
Net change in unrealized appreciation/depreciation	3,478	24,592
Net increase(decrease) in net assets resulting
from operations	15,420	27,848

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,176	14,466
Subaccounts transfers (including fixed account), net	7,286	(45,451)
Transfers for policyowner benefits and terminations	(13,010)	(206,979)
Policyowner maintenance charges	(25,637)	(30,861)
Net increase(decrease) from policyowner transactions	(20,185)	(268,825)

Total increase(decrease) in net assets	(4,765)	(240,977)
Net assets at beginning of period	318,626	559,603
Net assets at end of period	$313,861	$318,626

The accompanying notes are an integral part of these financial statements.

FS-27

Neuberger Berman

Mid-Cap		Equity		Regency

2025		2025		2025

$-		$-		$85
(12,864)		(16,842)		(78)
(12,864)		(16,842)		7

356,374		206,166		2,005
51,626		58,770		(136)
408,000		264,936		1,869

(254,011)		179,586		129

$141,125		$427,680		$2,005

Mid-Cap		Equity		Regency

2025	2024	2025	2024	2025	2024

$(12,864)	$(12,257)	$(16,842)	$(8,712)	$7	$(98)
408,000	167,862	264,936	332,389	1,869	(3,388)
(254,011)	384,481	179,586	381,464	129	6,648

141,125	540,086	427,680	705,141	2,005	3,162

52,095	47,258	106,362	72,245	955	1,707
(75,372)	(20,751)	(63,752)	683,852	1,741	(7,168)
(126,183)	(78,833)	(30,987)	(1,022,148)	-	(28,541)
(97,125)	(93,414)	(103,745)	(101,296)	(810)	(2,469)
(246,585)	(145,740)	(92,122)	(367,347)	1,886	(36,471)

(105,460)	394,346	335,558	337,794	3,891	(33,309)
2,779,631	2,385,285	3,319,625	2,981,831	15,478	48,787
$2,674,171	$2,779,631	$3,655,183	$3,319,625	$19,369	$15,478

FS-28

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(3,651)
Net investment income(loss)	(3,651)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	17,904
Net realized gain(loss)	17,904

Change in unrealized appreciation/depreciation	128,753

Net increase(decrease) in net assets resulting
from operations	$143,006

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,651)	$(3,769)
Net realized gain(loss)	17,904	19,143
Net change in unrealized appreciation/depreciation	128,753	161,749
Net increase(decrease) in net assets resulting
from operations	143,006	177,123

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	25,866	24,020
Subaccounts transfers (including fixed account), net	(3,895)	13,306
Transfers for policyowner benefits and terminations	(73)	(1,030)
Policyowner maintenance charges	(51,088)	(48,608)
Net increase(decrease) from policyowner transactions	(29,190)	(12,312)

Total increase(decrease) in net assets	113,816	164,811
Net assets at beginning of period	726,348	561,537
Net assets at end of period	$840,164	$726,348

The accompanying notes are an integral part of these financial statements.

FS-29

Rydex
		Precious
NASDAQ		Metals		Inv. S&P 500

2025		2025		2025

$748		$90,829		$5,202
(11,705)		(21,609)		(614)
(10,957)		69,220		4,588

136,058		-		-
383,752		316,781		(4,272)
519,810		316,781		(4,272)

(67,357)		2,871,903		(11,052)

$441,496		$3,257,904		$(10,736)

NASDAQ		Precious Metals		Inv. S&P 500

2025	2024	2025	2024	2025	2024

$(10,957)	$(6,272)	$69,220	$10,578	$4,588	$3,017
519,810	387,982	316,781	19,117	(4,272)	(3,582)
(67,357)	124,488	2,871,903	37,516	(11,052)	(3,994)

441,496	506,198	3,257,904	67,211	(10,736)	(4,559)

37,002	34,312	66,637	65,849	6,359	13,528
(35,107)	(325,467)	1,403,634	231,259	374,313	(258)
(49,215)	(1,082)	(28,391)	(53,379)	-	-
(57,828)	(53,918)	(64,548)	(53,717)	(5,178)	(8,050)
(105,148)	(346,155)	1,377,332	190,012	375,494	5,220

336,348	160,043	4,635,236	257,223	364,758	661
2,289,590	2,129,547	1,318,276	1,061,053	28,554	27,893
$2,625,938	$2,289,590	$5,953,512	$1,318,276	$393,312	$28,554

FS-30

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,467
Mortality and expense risk charge	(261)
Net investment income(loss)	1,206

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(3,193)
Net realized gain(loss)	(3,193)

Change in unrealized appreciation/depreciation	2,010

Net increase(decrease) in net assets resulting
from operations	$23

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,206	$1,971
Net realized gain(loss)	(3,193)	(8,069)
Net change in unrealized appreciation/depreciation	2,010	(1,198)
Net increase(decrease) in net assets resulting
from operations	23	(7,296)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	9,360	9,901
Subaccounts transfers (including fixed account), net	267	2,941
Transfers for policyowner benefits and terminations	(2,118)	-
Policyowner maintenance charges	(10,028)	(9,841)
Net increase(decrease) from policyowner transactions	(2,519)	3,001

Total increase(decrease) in net assets	(2,496)	(4,295)
Net assets at beginning of period	44,346	48,641
Net assets at end of period	$41,850	$44,346

The accompanying notes are an integral part of these financial statements.

FS-31

Third Avenue		Vanguard

Value		Equity Index		Total Bond

2025		2025		2025

$76,932		$562,003		$301,464
(12,747)		(248,884)		(46,296)
64,185		313,119		255,168

249,741		1,082,879		-
42,690		4,052,914		(45,590)
292,431		5,135,793		(45,590)

661,115		2,848,518		341,673

$1,017,731		$8,297,430		$551,251

Value		Equity Index		Total Bond

2025	2024	2025	2024	2025	2024

$64,185	$68,166	$313,119	$389,137	$255,168	$163,238
292,431	388,470	5,135,793	3,458,389	(45,590)	(62,453)
661,115	(538,933)	2,848,518	6,735,097	341,673	(69,669)

1,017,731	(82,297)	8,297,430	10,582,623	551,251	31,116

117,632	31,723	821,137	782,918	318,491	304,712
124,592	(51,674)	(6,019,655)	1,033,968	671,998	2,034,328
(43,837)	(113,691)	(1,087,142)	(1,736,566)	(195,816)	(1,013,651)
(68,701)	(71,094)	(791,549)	(778,866)	(158,319)	(158,152)
129,686	(204,736)	(7,077,209)	(698,546)	636,354	1,167,237

1,147,417	(287,033)	1,220,221	9,884,077	1,187,605	1,198,353
2,987,538	3,274,571	53,550,487	43,666,410	8,464,323	7,265,970
$4,134,955	$2,987,538	$54,770,708	$53,550,487	$9,651,928	$8,464,323

FS-32

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	REIT Index

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$176,960
Mortality and expense risk charge	(33,805)
Net investment income(loss)	143,155

Realized gain(loss) on investments:
Net realized gain distributions	113,308
Net realized gain(loss) on sale of fund shares	(34,776)
Net realized gain(loss)	78,532

Change in unrealized appreciation/depreciation	(46,672)

Net increase(decrease) in net assets resulting
from operations	$175,015

	REIT Index

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$143,155	$160,989
Net realized gain(loss)	78,532	126,331
Net change in unrealized appreciation/depreciation	(46,672)	(41,356)
Net increase(decrease) in net assets resulting
from operations	175,015	245,964

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	187,922	183,067
Subaccounts transfers (including fixed account), net	(287,399)	41,514
Transfers for policyowner benefits and terminations	(37,200)	(128,077)
Policyowner maintenance charges	(123,238)	(126,112)
Net increase(decrease) from policyowner transactions	(259,915)	(29,608)

Total increase(decrease) in net assets	(84,900)	216,356
Net assets at beginning of period	6,412,615	6,196,259
Net assets at end of period	$6,327,715	$6,412,615

The accompanying notes are an integral part of these financial statements.

FS-33

Vanguard
		Stock Market
Mid-Cap		Index		Conservative

2025		2025		2025

$125,350		$326,145		$12,253
(55,262)		(153,917)		(2,875)
70,088		172,228		9,378

499,380		1,522,521		14,354
224,320		479,795		321
723,700		2,002,316		14,675

252,644		2,259,126		32,247

$1,046,432		$4,433,670		$56,300

Mid-Cap		Stock Market Index		Conservative

2025	2024	2025	2024	2025	2024

$70,088	$81,282	$172,228	$170,605	$9,378	$7,097
723,700	230,735	2,002,316	2,633,670	14,675	8,975
252,644	985,091	2,259,126	2,375,209	32,247	3,837

1,046,432	1,297,108	4,433,670	5,179,484	56,300	19,909

249,796	245,854	766,126	888,196	29,349	22,218
(575,748)	(80,265)	(772,107)	(492,087)	146,201	91,189
(149,684)	(365,454)	(340,745)	(1,283,770)	(464)	(412)
(206,785)	(226,299)	(295,320)	(329,499)	(14,664)	(8,689)
(682,421)	(426,164)	(642,046)	(1,217,160)	160,422	104,306

364,011	870,944	3,791,624	3,962,324	216,722	124,215
10,235,003	9,364,059	27,202,896	23,240,572	439,621	315,406
$10,599,014	$10,235,003	$30,994,520	$27,202,896	$656,343	$439,621

FS-34

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Moderate

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$39,506
Mortality and expense risk charge	(10,347)
Net investment income(loss)	29,159

Realized gain(loss) on investments:
Net realized gain distributions	66,366
Net realized gain(loss) on sale of fund shares	1,660
Net realized gain(loss)	68,026

Change in unrealized appreciation/depreciation	141,173

Net increase(decrease) in net assets resulting
from operations	$238,358

	Moderate

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$29,159	$20,087
Net realized gain(loss)	68,026	24,403
Net change in unrealized appreciation/depreciation	141,173	75,865
Net increase(decrease) in net assets resulting
from operations	238,358	120,355

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,269	45,939
Subaccounts transfers (including fixed account), net	19,335	236,104
Transfers for policyowner benefits and terminations	(512)	(17,090)
Policyowner maintenance charges	(27,241)	(26,995)
Net increase(decrease) from policyowner transactions	7,851	237,958

Total increase(decrease) in net assets	246,209	358,313
Net assets at beginning of period	1,549,161	1,190,848
Net assets at end of period	$1,795,370	$1,549,161

The accompanying notes are an integral part of these financial statements.

FS-35

Vanguard
		Equity
Short-Term		Income		Growth

2025		2025		2025

$103,957		$299,166		$56,460
(15,273)		(59,760)		(136,059)
88,684		239,406		(79,599)

-		909,398		1,528,027
5,580		103,136		939,632
5,580		1,012,534		2,467,659

63,296		636,309		1,830,933

$157,560		$1,888,249		$4,218,993

Short-Term		Equity Income		Growth

2025	2024	2025	2024	2025	2024

$88,684	$76,656	$239,406	$263,830	$(79,599)	$(54,167)
5,580	(15,964)	1,012,534	769,768	2,467,659	612,654
63,296	43,193	636,309	456,221	1,830,933	6,078,998

157,560	103,885	1,888,249	1,489,819	4,218,993	6,637,485

41,471	36,385	248,177	239,770	475,606	466,096
224,297	29,033	395,531	(255,272)	(454,872)	439,352
(86,076)	(52,331)	(376,390)	(273,838)	(332,905)	(1,738,165)
(35,990)	(38,274)	(340,255)	(293,932)	(535,412)	(473,565)
143,702	(25,187)	(72,937)	(583,272)	(847,583)	(1,306,282)

301,262	78,698	1,815,312	906,547	3,371,410	5,331,203
2,481,235	2,402,537	11,598,030	10,691,483	26,246,352	20,915,149
$2,782,497	$2,481,235	$13,413,342	$11,598,030	$29,617,762	$26,246,352

FS-36

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Balanced

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$184,903
Mortality and expense risk charge	(46,699)
Net investment income(loss)	138,204

Realized gain(loss) on investments:
Net realized gain distributions	791,995
Net realized gain(loss) on sale of fund shares	79,837
Net realized gain(loss)	871,832

Change in unrealized appreciation/depreciation	305,115

Net increase(decrease) in net assets resulting
from operations	$1,315,151

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$138,204	$146,707
Net realized gain(loss)	871,832	557,476
Net change in unrealized appreciation/depreciation	305,115	416,768
Net increase(decrease) in net assets resulting
from operations	1,315,151	1,120,951

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	199,358	192,803
Subaccounts transfers (including fixed account), net	(154,230)	(27,102)
Transfers for policyowner benefits and terminations	(300,530)	(792,598)
Policyowner maintenance charges	(301,347)	(300,213)
Net increase(decrease) from policyowner transactions	(556,749)	(927,110)

Total increase(decrease) in net assets	758,402	193,841
Net assets at beginning of period	8,653,076	8,459,235
Net assets at end of period	$9,411,478	$8,653,076

The accompanying notes are an integral part of these financial statements.

FS-37

Vanguard
High Yield
Bond		International		Diversified

2025		2025		2025

$172,854		$129,228		$61,811
(14,553)		(76,344)		(22,667)
158,301		52,884		39,144

-		870,971		323,210
(64)		148,723		35,044
(64)		1,019,694		358,254

71,268		1,690,400		230,589

$229,505		$2,762,978		$627,987

High Yield Bond		International		Diversified

2025	2024	2025	2024	2025	2024

$158,301	$119,036	$52,884	$101,696	$39,144	$43,301
(64)	(5,763)	1,019,694	561,062	358,254	305,432
71,268	31,018	1,690,400	492,064	230,589	161,628

229,505	144,291	2,762,978	1,154,822	627,987	510,361

137,896	119,525	355,933	283,864	150,774	93,539
146,138	78,816	178,635	(159,377)	(73,234)	(194,585)
(50,582)	(94,283)	(164,291)	(372,734)	(40,113)	(283,164)
(69,104)	(66,366)	(262,209)	(254,677)	(84,645)	(88,906)
164,348	37,692	108,068	(502,924)	(47,218)	(473,116)

393,853	181,983	2,871,046	651,898	580,769	37,245
2,605,466	2,423,483	14,503,724	13,851,826	3,866,532	3,829,287
$2,999,319	$2,605,466	$17,374,770	$14,503,724	$4,447,301	$3,866,532

FS-38

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$73,002
Mortality and expense risk charge	(78,663)
Net investment income(loss)	(5,661)

Realized gain(loss) on investments:
Net realized gain distributions	1,037,798
Net realized gain(loss) on sale of fund shares	(144,867)
Net realized gain(loss)	892,931

Change in unrealized appreciation/depreciation	(100,772)

Net increase(decrease) in net assets resulting
from operations	$786,498

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,661)	$4,461
Net realized gain(loss)	892,931	(73,730)
Net change in unrealized appreciation/depreciation	(100,772)	1,706,831
Net increase(decrease) in net assets resulting
from operations	786,498	1,637,562

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	290,540	278,481
Subaccounts transfers (including fixed account), net	(1,494,785)	313,765
Transfers for policyowner benefits and terminations	(223,164)	(1,133,534)
Policyowner maintenance charges	(284,648)	(309,544)
Net increase(decrease) from policyowner transactions	(1,712,057)	(850,832)

Total increase(decrease) in net assets	(925,559)	786,730
Net assets at beginning of period	16,475,154	15,688,424
Net assets at end of period	$15,549,595	$16,475,154

The accompanying notes are an integral part of these financial statements.

FS-39

Vanguard				Allspring
International
Stock		Global Bond		Discovery

2025		2025		2025

$84,084		$7,792		$-
(21,561)		(1,871)		(1,968)
62,523		5,921		(1,968)

51,259		475		2,495
37,698		(212)		(16,382)
88,957		263		(13,887)

718,051		6,395		31,108

$869,531		$12,579		$15,253

International Stock		Global Bond		Discovery

2025	2024	2025	2024	2025	2024

$62,523	$42,172	$5,921	$5,524	$(1,968)	$(2,406)
88,957	10,886	263	(935)	(13,887)	(32,020)
718,051	8,411	6,395	(605)	31,108	103,817

869,531	61,469	12,579	3,984	15,253	69,391

248,967	190,012	24,818	22,760	14,939	15,319
202,052	588,820	52,720	12,064	(40,432)	(85,856)
(18,066)	(26,682)	(4,074)	(5,825)	(5,636)	(1,558)
(35,375)	(24,526)	(6,941)	(6,454)	(23,975)	(24,194)
397,578	727,624	66,523	22,545	(55,104)	(96,289)

1,267,109	789,093	79,102	26,529	(39,851)	(26,898)
2,541,132	1,752,039	246,208	219,679	401,302	428,200
$3,808,241	$2,541,132	$325,310	$246,208	$361,451	$401,302

FS-40

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Opportunity

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$337
Mortality and expense risk charge	(2,638)
Net investment income(loss)	(2,301)

Realized gain(loss) on investments:
Net realized gain distributions	67,922
Net realized gain(loss) on sale of fund shares	604
Net realized gain(loss)	68,526

Change in unrealized appreciation/depreciation	(25,458)

Net increase(decrease) in net assets resulting
from operations	$40,767

	Opportunity

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,301)	$(2,466)
Net realized gain(loss)	68,526	71,376
Net change in unrealized appreciation/depreciation	(25,458)	16,261
Net increase(decrease) in net assets resulting
from operations	40,767	85,171

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	7,172	5,954
Subaccounts transfers (including fixed account), net	21,206	(92,763)
Transfers for policyowner benefits and terminations	(2,725)	(345)
Policyowner maintenance charges	(17,822)	(20,228)
Net increase(decrease) from policyowner transactions	7,831	(107,382)

Total increase(decrease) in net assets	48,598	(22,211)
Net assets at beginning of period	625,836	648,047
Net assets at end of period	$674,434	$625,836

The accompanying notes are an integral part of these financial statements.

FS-41

Lincoln

Mid Cap II		International II		Inflation II

2025		2025		2025

$23,703		$221		$17,503
(6,623)		(109)		(1,515)
17,080		112		15,988

101,913		-		-
3,819		938		2,246
105,732		938		2,246

(23,215)		2,308		(4,466)

$99,597		$3,358		$13,768

Mid Cap II		International II		Inflation II

2025	2024	2025	2024	2025	2024

$17,080	$20,765	$112	$68	$15,988	$7,840
105,732	30,803	938	432	2,246	3,443
(23,215)	27,848	2,308	(242)	(4,466)	(934)

99,597	79,416	3,358	258	13,768	10,349

45,887	26,732	4,995	3,842	7,821	19,408
(31,883)	1,105,898	(7,607)	23,135	(61,485)	230,337
(2,902)	(6,420)	-	(74)	(1,677)	(405)
(23,839)	(18,566)	(5,219)	(3,889)	(1,353)	(1,454)
(12,737)	1,107,644	(7,831)	23,014	(56,694)	247,886

86,860	1,187,060	(4,473)	23,272	(42,926)	258,235
1,187,060	-	23,272	-	258,235	-
$1,273,920	$1,187,060	$18,799	$23,272	$215,309	$258,235

FS-42

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS Growth-Inc

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,561
Mortality and expense risk charge	(638)
Net investment income(loss)	923

Realized gain(loss) on investments:
Net realized gain distributions	15,703
Net realized gain(loss) on sale of fund shares	646
Net realized gain(loss)	16,349

Change in unrealized appreciation/depreciation	91

Net increase(decrease) in net assets resulting
from operations	$17,363

	IS Growth-Inc

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$923	$309
Net realized gain(loss)	16,349	3,248
Net change in unrealized appreciation/depreciation	91	5,595
Net increase(decrease) in net assets resulting
from operations	17,363	9,152

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,278	5,782
Subaccounts transfers (including fixed account), net	61,604	-
Transfers for policyowner benefits and terminations	(53)	(15)
Policyowner maintenance charges	(3,281)	(2,490)
Net increase(decrease) from policyowner transactions	77,548	3,277

Total increase(decrease) in net assets	94,911	12,429
Net assets at beginning of period	55,669	43,240
Net assets at end of period	$150,580	$55,669

The accompanying notes are an integral part of these financial statements.

FS-43

American Funds
				IS
IS Growth		Blue Chip		International

2025		2025		2025

$6,495		$6,291		$4,871
(16,790)		(2,426)		(2,099)
(10,295)		3,865		2,772

203,004		22,474		-
9,511		4,196		15,242
212,515		26,670		15,242

236,448		24,223		50,347

$438,668		$54,758		$68,361

IS Growth		Blue Chip		IS International

2025	2024	2025	2024	2025	2024

$(10,295)	$(385)	$3,865	$3,272	$2,772	$1,817
212,515	16,486	26,670	3,272	15,242	774
236,448	155,840	24,223	36,701	50,347	1,677

438,668	171,941	54,758	43,245	68,361	4,268

131,649	83,799	26,175	28,585	16,223	30,188
1,847,183	153,296	44,002	2,895	31,374	(220)
(3,290)	(2,338)	(1,321)	(1,040)	(1,105)	(776)
(40,558)	(17,793)	(3,228)	(2,796)	(2,631)	(2,492)
1,934,984	216,964	65,628	27,644	43,861	26,700

2,373,652	388,905	120,386	70,889	112,222	30,968
867,033	478,128	299,120	228,231	226,478	195,510
$3,240,685	$867,033	$419,506	$299,120	$338,700	$226,478

FS-44

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds

	IS New World

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,462
Mortality and expense risk charge	(1,510)
Net investment income(loss)	1,952

Realized gain(loss) on investments:
Net realized gain distributions	8,564
Net realized gain(loss) on sale of fund shares	7,332
Net realized gain(loss)	15,896

Change in unrealized appreciation/depreciation	39,940

Net increase(decrease) in net assets resulting
from operations	$57,788

	IS New World

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,952	$2,031
Net realized gain(loss)	15,896	1,161
Net change in unrealized appreciation/depreciation	39,940	5,887
Net increase(decrease) in net assets resulting
from operations	57,788	9,079

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,810	32,403
Subaccounts transfers (including fixed account), net	(4,932)	5,601
Transfers for policyowner benefits and terminations	(2,227)	(834)
Policyowner maintenance charges	(3,663)	(3,635)
Net increase(decrease) from policyowner transactions	11,988	33,535

Total increase(decrease) in net assets	69,776	42,614
Net assets at beginning of period	206,776	164,162
Net assets at end of period	$276,552	$206,776

The accompanying notes are an integral part of these financial statements.

FS-45

American Funds				Franklin Templeton
		IS
IS Bond		High Income		Global Inc.

2025		2025		2025

$1,014		$1,254		$-
(93)		(73)		(3,547)
921		1,181		(3,547)

-		-		-
89		4		(37,491)
89		4		(37,491)

242		114		142,487

$1,252		$1,299		$101,449

IS Bond		IS High Income		Global Inc.

2025	2024	2025	2024	2025	2024

$921	$-	$1,181	$-	$(3,547)	$(4,366)
89	-	4	-	(37,491)	(29,523)
242	-	114	-	142,487	(66,218)

1,252	-	1,299	-	101,449	(100,107)

-	-	235	-	52,289	56,904
23,296	-	18,185	-	(442,674)	134,929
-	-	-	-	(7,222)	(27,660)
(579)	-	(128)	-	(12,252)	(12,919)
22,717	-	18,292	-	(409,859)	151,254

23,969	-	19,591	-	(308,410)	51,147
-	-	-	-	825,155	774,008
$23,969	$-	$19,591	$-	$516,745	$825,155

FS-46

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities IC

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$16,555
Mortality and expense risk charge	(4,596)
Net investment income(loss)	11,959

Realized gain(loss) on investments:
Net realized gain distributions	7,571
Net realized gain(loss) on sale of fund shares	43,640
Net realized gain(loss)	51,211

Change in unrealized appreciation/depreciation	52,690

Net increase(decrease) in net assets resulting
from operations	$115,860

	Utilities IC

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,959	$14,287
Net realized gain(loss)	51,211	31,341
Net change in unrealized appreciation/depreciation	52,690	34,782
Net increase(decrease) in net assets resulting
from operations	115,860	80,410

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	80,286	33,222
Subaccounts transfers (including fixed account), net	(517,527)	88,317
Transfers for policyowner benefits and terminations	(416)	(31,552)
Policyowner maintenance charges	(24,571)	(23,961)
Net increase(decrease) from policyowner transactions	(462,228)	66,026

Total increase(decrease) in net assets	(346,368)	146,436
Net assets at beginning of period	931,801	785,365
Net assets at end of period	$585,433	$931,801

The accompanying notes are an integral part of these financial statements.

FS-47

MFS
		New
Mid Cap		Discovery		Research

2025		2025		2025

$-		$-		$16,064
(2,814)		(10)		(6,832)
(2,814)		(10)		9,232

73,759		-		-
(12,194)		1		32,080
61,565		1		32,080

(62,410)		515		160,633

$(3,659)		$506		$201,945

Mid Cap		New Discovery		Research

2025	2024	2025	2024	2025	2024

$(2,814)	$(3,823)	$(10)	$-	$9,232	$9,025
61,565	39,743	1	-	32,080	5,087
(62,410)	36,955	515	-	160,633	7,199

(3,659)	72,875	506	-	201,945	21,311

41,488	14,917	478	-	34,707	49,336
(204,619)	7,975	2,758	-	(110,255)	28,856
(3,048)	(4,381)	(1)	-	(10,547)	(16,164)
(7,287)	(7,740)	(82)	-	(19,716)	(21,472)
(173,466)	10,771	3,153	-	(105,811)	40,556

(177,125)	83,646	3,659	-	96,134	61,867
582,413	498,767	-	-	951,779	889,912
$405,288	$582,413	$3,659	$-	$1,047,913	$951,779

FS-48

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

MFS

Small Cap

2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	-
Net investment income(loss)	-

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$-

Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$-	$-
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting		-
from operations	-	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	-	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	-	-

Total increase(decrease) in net assets	-	-
Net assets at beginning of period	-	-
Net assets at end of period	$-	$-

The accompanying notes are an integral part of these financial statements.

FS-49

MFS
Conservative
All		Global RE		Growth

2025		2025		2025

$-		$137		$-
-		(29)		-
-		108		-

-		-		-
-		(1)		-
-		(1)		-

-		(90)		-

$-		$17		$-

Conservative All		Global RE		Growth

2025	2024	2025	2024	2025	2024

$-	$-	$108	$-	$-	$-
-	-	(1)	-	-	-
-	-	(90)	-	-	-

-	-	17	-	-	-

-	-	196	-	-	-
-	-	15,756	-	-	-
-	-	(1)	-	-	-
-	-	(116)	-	-	-
-	-	15,835	-	-	-

-	-	15,852	-	-	-
-	-	-	-	-	-
$-	$-	$15,852	$-	$-	$-

FS-50

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS
	Mid Cap
	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(16)
Net investment income(loss)	(16)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1)
Net realized gain(loss)	(1)

Change in unrealized appreciation/depreciation	54

Net increase(decrease) in net assets resulting
from operations	$37

	Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(16)	$-
Net realized gain(loss)	(1)	-
Net change in unrealized appreciation/depreciation	54	-
Net increase(decrease) in net assets resulting
from operations	37	-

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	17,933	-
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(50)	-
Net increase(decrease) from policyowner transactions	17,883	-

Total increase(decrease) in net assets	17,920	-
Net assets at beginning of period	-	-
Net assets at end of period	$17,920	$-

The accompanying notes are an integral part of these financial statements.

FS-51

MFS		Summit
		EAFE		S&P
Moderate All		Intl.		MidCap

2025		2025		2025

$-		$26,330		$2,102
-		(5,187)		(566)
-		21,143		1,536

-		-		12,656
-		10,175		368
-		10,175		13,024

-		229,793		(1,771)

$-		$261,111		$12,789

Moderate All		EAFE Intl.		S&P MidCap

2025	2024	2025	2024	2025	2024

$-	$-	$21,143	$19,622	$1,536	$1,653
-	-	10,175	13,490	13,024	8,290
-	-	229,793	(9,963)	(1,771)	12,055

-	-	261,111	23,149	12,789	21,998

-	-	36,066	37,685	-	-
-	-	51,921	(38,374)	-	-
-	-	(8,562)	(15,274)	-	-
-	-	(10,870)	(10,292)	(857)	(773)
-	-	68,555	(26,255)	(857)	(773)

-	-	329,666	(3,106)	11,932	21,225
-	-	868,253	871,359	188,396	167,171
$-	$-	$1,197,919	$868,253	$200,328	$188,396

FS-52

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	500

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$43,757
Mortality and expense risk charge	(24,550)
Net investment income(loss)	19,207

Realized gain(loss) on investments:
Net realized gain distributions	366,762
Net realized gain(loss) on sale of fund shares	332,800
Net realized gain(loss)	699,562

Change in unrealized appreciation/depreciation	(75,259)

Net increase(decrease) in net assets resulting
from operations	$643,510

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,207	$24,906
Net realized gain(loss)	699,562	388,174
Net change in unrealized appreciation/depreciation	(75,259)	457,107
Net increase(decrease) in net assets resulting
from operations	643,510	870,187

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	134,265	128,187
Subaccounts transfers (including fixed account), net	(861,154)	110,366
Transfers for policyowner benefits and terminations	(21,089)	(415,664)
Policyowner maintenance charges	(80,667)	(73,752)
Net increase(decrease) from policyowner transactions	(828,645)	(250,863)

Total increase(decrease) in net assets	(185,135)	619,324
Net assets at beginning of period	4,470,397	3,851,073
Net assets at end of period	$4,285,262	$4,470,397

The accompanying notes are an integral part of these financial statements.

FS-53

Summit
Russell				Mod.
Small Cap		Moderate		Growth

2025		2025		2025

$21,499		$3,345		$6,915
(7,147)		(836)		(1,953)
14,352		2,509		4,962

69,946		8,592		27,048
3,684		89		4,521
73,630		8,681		31,569

47,441		(2,528)		(9,901)

$135,423		$8,662		$26,630

Russell Small Cap		Moderate		Mod. Growth

2025	2024	2025	2024	2025	2024

$14,352	$6,841	$2,509	$2,199	$4,962	$4,913
73,630	19,491	8,681	8,416	31,569	19,968
47,441	69,023	(2,528)	(1,732)	(9,901)	9,347

135,423	95,355	8,662	8,883	26,630	34,228

59,903	67,127	11,153	12,825	8,830	16,291
(136,605)	227,257	(11,654)	6,387	(66,045)	(10,966)
(6,097)	(112,218)	(5,859)	(449)	(2,474)	(9,009)
(23,592)	(25,468)	(6,565)	(6,884)	(5,121)	(7,290)
(106,391)	156,698	(12,925)	11,879	(64,810)	(10,974)

29,032	252,053	(4,263)	20,762	(38,180)	23,254
1,281,465	1,029,412	141,039	120,277	387,862	364,608
$1,310,497	$1,281,465	$136,776	$141,039	$349,682	$387,862

FS-54

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,150
Mortality and expense risk charge	(1,969)
Net investment income(loss)	3,181

Realized gain(loss) on investments:
Net realized gain distributions	37,062
Net realized gain(loss) on sale of fund shares	(264)
Net realized gain(loss)	36,798

Change in unrealized appreciation/depreciation	(16,823)

Net increase(decrease) in net assets resulting
from operations	$23,156

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,181	$2,837
Net realized gain(loss)	36,798	19,638
Net change in unrealized appreciation/depreciation	(16,823)	3,507
Net increase(decrease) in net assets resulting
from operations	23,156	25,982

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,549	1,654
Subaccounts transfers (including fixed account), net	36,779	893
Transfers for policyowner benefits and terminations	(2,805)	(3,346)
Policyowner maintenance charges	(1,503)	(1,438)
Net increase(decrease) from policyowner transactions	34,020	(2,237)

Total increase(decrease) in net assets	57,176	23,745
Net assets at beginning of period	251,978	228,233
Net assets at end of period	$309,154	$251,978

The accompanying notes are an integral part of these financial statements.

FS-55

Summit		T. Rowe		Morgan Stanley
Nasdaq-100				Emerging
Index		Blue Chip		Markets

2025		2025		2025

$78		$-		$7,576
(117)		(35,222)		(9,388)
(39)		(35,222)		(1,812)

460		715,924		62,912
1,865		690,139		30,983
2,325		1,406,063		93,895

3,298		13,376		360,527

$5,584		$1,384,217		$452,610

Nasdaq-100 Index		Blue Chip		Emerging Markets

2025	2024	2025	2024	2025	2024

$(39)	$-	$(35,222)	$(36,513)	$(1,812)	$13,455
2,325	301	1,406,063	718,304	93,895	(15,307)
3,298	81	13,376	1,433,767	360,527	115,092

5,584	382	1,384,217	2,115,558	452,610	113,240

13,535	9,901	264,044	189,134	100,574	100,540
(5,612)	1,963	(824,579)	423,059	(570,166)	(37,403)
(1)	-	(380,710)	(693,190)	(24,210)	(80,621)
(2,518)	(1,162)	(168,009)	(169,276)	(27,651)	(27,194)
5,404	10,702	(1,109,254)	(250,273)	(521,453)	(44,678)

10,988	11,084	274,963	1,865,285	(68,843)	68,562
11,084	-	8,380,494	6,515,209	1,692,506	1,623,944
$22,072	$11,084	$8,655,457	$8,380,494	$1,623,663	$1,692,506

FS-56

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Commodity

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$21,213
Mortality and expense risk charge	(3,851)
Net investment income(loss)	17,362

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(23,873)
Net realized gain(loss)	(23,873)

Change in unrealized appreciation/depreciation	120,646

Net increase(decrease) in net assets resulting
from operations	$114,135

	Commodity

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$17,362	$10,609
Net realized gain(loss)	(23,873)	(58,311)
Net change in unrealized appreciation/depreciation	120,646	67,590
Net increase(decrease) in net assets resulting
from operations	114,135	19,888

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	39,350	58,440
Subaccounts transfers (including fixed account), net	42,016	(104,256)
Transfers for policyowner benefits and terminations	(4,826)	(26,762)
Policyowner maintenance charges	(11,051)	(11,147)
Net increase(decrease) from policyowner transactions	65,489	(83,725)

Total increase(decrease) in net assets	179,624	(63,837)
Net assets at beginning of period	614,865	678,702
Net assets at end of period	$794,489	$614,865

The accompanying notes are an integral part of these financial statements.

FS-57

Pimco
		Low		Commodity
Total Return		Duration		Inst

2025		2025		2025

$37,652		$589		$739
(5,361)		(68)		(111)
32,291		521		628

-		-		-
(16,025)		(44)		273
(16,025)		(44)		273

56,304		261		2,524

$72,570		$738		$3,425

Total Return		Low Duration		Commodity Inst

2025	2024	2025	2024	2025	2024

$32,291	$34,793	$521	$722	$628	$43
(16,025)	(37,827)	(44)	(175)	273	(240)
56,304	17,814	261	342	2,524	79

72,570	14,780	738	889	3,425	(118)

40,853	45,778	1,336	1,391	9,418	3,598
(178,584)	13,318	(936)	(6,687)	16,396	569
(11,362)	(229,309)	-	-	-	-
(30,614)	(32,133)	(1,595)	(2,084)	(1,707)	(241)
(179,707)	(202,346)	(1,195)	(7,380)	24,107	3,926

(107,137)	(187,566)	(457)	(6,491)	27,532	3,808
919,281	1,106,847	15,418	21,909	3,808	-
$812,144	$919,281	$14,961	$15,418	$31,340	$3,808

FS-58

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco
	Real
	Return

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$442
Mortality and expense risk charge	(65)
Net investment income(loss)	377

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	9
Net realized gain(loss)	9

Change in unrealized appreciation/depreciation	113

Net increase(decrease) in net assets resulting
from operations	$499

	Real Return

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$377	$10
Net realized gain(loss)	9	2
Net change in unrealized appreciation/depreciation	113	(16)
Net increase(decrease) in net assets resulting
from operations	499	(4)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	2,450	-
Subaccounts transfers (including fixed account), net	24,359	2,464
Transfers for policyowner benefits and terminations	(36)	(5)
Policyowner maintenance charges	(513)	(165)
Net increase(decrease) from policyowner transactions	26,260	2,294

Total increase(decrease) in net assets	26,759	2,290
Net assets at beginning of period	2,290	-
Net assets at end of period	$29,049	$2,290

The accompanying notes are an integral part of these financial statements.

FS-59

Pimco		DFA
Short
Term		Bond		Small

2025		2025		2025

$-		$5,710		$29,481
-		(905)		(4,862)
-		4,805		24,619

-		-		35,670
-		(232)		32,069
-		(232)		67,739

-		361		110,280

$-		$4,934		$202,638

Short Term		Bond		Small

2025	2024	2025	2024	2025	2024

$-	$-	$4,805	$5,430	$24,619	$12,405
-	-	(232)	(2,204)	67,739	11,702
-	-	361	2,627	110,280	(11,621)

-	-	4,934	5,853	202,638	12,486

-	-	8,704	10,460	33,339	41,929
-	-	11,663	(23,889)	281,797	(18,849)
-	-	(180)	(195)	(2,849)	(566)
-	-	(1,471)	(1,478)	(7,039)	(4,233)
-	-	18,716	(15,102)	305,248	18,281

-	-	23,650	(9,249)	507,886	30,767
-	-	132,715	141,964	455,162	424,395
$-	$-	$156,365	$132,715	$963,048	$455,162

FS-60

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$68,531
Mortality and expense risk charge	(7,620)
Net investment income(loss)	60,911

Realized gain(loss) on investments:
Net realized gain distributions	49,885
Net realized gain(loss) on sale of fund shares	63,383
Net realized gain(loss)	113,268

Change in unrealized appreciation/depreciation	257,436

Net increase(decrease) in net assets resulting
from operations	$431,615

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$60,911	$25,900
Net realized gain(loss)	113,268	29,376
Net change in unrealized appreciation/depreciation	257,436	(14,692)
Net increase(decrease) in net assets resulting
from operations	431,615	40,584

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	58,518	72,724
Subaccounts transfers (including fixed account), net	524,921	(22,223)
Transfers for policyowner benefits and terminations	(7,847)	(2,620)
Policyowner maintenance charges	(16,245)	(12,754)
Net increase(decrease) from policyowner transactions	559,347	35,127

Total increase(decrease) in net assets	990,962	75,711
Net assets at beginning of period	784,976	709,265
Net assets at end of period	$1,775,938	$784,976

The accompanying notes are an integral part of these financial statements.

FS-61

DFA

Fixed		Large		Targeted

2025		2025		2025

$65,771		$15,457		$14,019
(9,966)		(6,593)		(6,307)
55,805		8,864		7,712

-		48,280		63,423
570		56,509		64,407
570		104,789		127,830

(5,249)		19,166		(51,235)

$51,126		$132,819		$84,307

Fixed		Large		Targeted

2025	2024	2025	2024	2025	2024

$55,805	$55,232	$8,864	$13,223	$7,712	$7,390
570	247	104,789	122,146	127,830	85,075
(5,249)	3,285	19,166	(30,188)	(51,235)	(25,804)

51,126	58,764	132,819	105,181	84,307	66,661

255,031	94,171	53,752	78,056	47,903	56,731
3,398	(16,034)	(292,013)	(27,404)	(346,266)	(8,301)
(12,468)	(2,715)	(1,375)	(10,224)	(209)	(2,062)
(10,449)	(10,434)	(7,273)	(8,482)	(5,481)	(5,252)
235,512	64,988	(246,909)	31,946	(304,053)	41,116

286,638	123,752	(114,090)	137,127	(219,746)	107,777
1,335,850	1,212,098	976,853	839,726	1,029,828	922,051
$1,622,488	$1,335,850	$862,763	$976,853	$810,082	$1,029,828

FS-62

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2025
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$4,250
Mortality and expense risk charge	(786)
Net investment income(loss)	3,464

Realized gain(loss) on investments:
Net realized gain distributions	1,587
Net realized gain(loss) on sale of fund shares	772
Net realized gain(loss)	2,359

Change in unrealized appreciation/depreciation	12,545

Net increase(decrease) in net assets resulting
from operations	$18,368

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2025	2024
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,464	$1,757
Net realized gain(loss)	2,359	3,820
Net change in unrealized appreciation/depreciation	12,545	2,775
Net increase(decrease) in net assets resulting
from operations	18,368	8,352

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	36,235	7,363
Subaccounts transfers (including fixed account), net	39,087	(11,730)
Transfers for policyowner benefits and terminations	(713)	(370)
Policyowner maintenance charges	(5,388)	(4,382)
Net increase(decrease) from policyowner transactions	69,221	(9,119)

Total increase(decrease) in net assets	87,589	(767)
Net assets at beginning of period	86,307	87,074
Net assets at end of period	$173,896	$86,307

The accompanying notes are an integral part of these financial statements.

FS-63

DFA		Columbia		Putnam

Equity		Small		International

2025		2025		2025

$34,292		$410		$-
(6,833)		(199)		(61)
27,459		211		(61)

20,849		5,661		-
40,817		(143)		6
61,666		5,518		6

68,102		3,239		2,400

$157,227		$8,968		$2,345

Equity		Small		International

2025	2024	2025	2024	2025	2024

$27,459	$9,642	$211	$13	$(61)	$-
61,666	14,666	5,518	101	6	-
68,102	55,464	3,239	(88)	2,400	-

157,227	79,772	8,968	26	2,345	-

100,803	104,711	2,450	-	-	-
783,117	38,986	61,930	13,414	41,529	-
(113)	(1,536)	(40)	(5)	-	-
(7,717)	(7,603)	(2,292)	(168)	(165)	-
876,090	134,558	62,048	13,241	41,364	-

1,033,317	214,330	71,016	13,267	43,709	-
768,002	553,672	13,267	-	-	-
$1,801,319	$768,002	$84,283	$13,267	$43,709	$-

FS-64

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2025 AND 2024

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The statements of operations and changes in net assets, financial highlights, and the related notes for each of the subaccounts listed below, are presented for the periods noted in the financial statements and notes, except for those subaccounts with commencement dates occurring during the period as referenced below.  For those subaccounts with commencement dates during the respective period, the financial statements and the notes are presented from the commencement date forward. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2025 there are one hundred eight subaccounts available within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC, continued
Calvert (Fund Series short cite)	Fidelity
*Balanced (Subaccount short cite)	*Strategic IC
*Mid Cap	*Equity Inc. IC
*High Income IC
DWS Investment Management	*Mid Cap IC
Americas, Inc.	*Money Market
Scudder	*Emerging Markets
*Equity 500	(Commenced July 30, 2024)
*Small Cap	*Growth
*Mid Value	(Commenced November 5, 2024)
*Global (formerly DWS International	*International
Growth VIP Portfolio, Class A)	(Commenced July 14, 2025)
*Alt Asset	*Tech
(Commenced July 14, 2025)	(Commenced November 5, 2024)
*Growth
Invesco Advisers, Inc.
Fidelity Management & Research	AIM
Company LLC	*Dividend
Fidelity	*Health
*Contrafund IC	*Technology
*Contrafund SC	*Intl. Growth
*High Income SC	*Franchise
*Inv. Grade Bond IC	*Mid Cap
*Mid Cap SC	(Commenced March 4, 2024)
*Overseas IC	*Bond (A)
*Small Cap
(Commenced November 11, 2024)

FS-65

1. ORGANIZATION,continued

Janus Henderson Investors US LLC	Schroder Investment Management North
Janus	America Inc. and Baillie Gifford Overseas Ltd.
*Growth	Vanguard
*International
Neuberger Berman Investment Advisers LLC
Neuberger Berman	Hotchkis and Wiley Capital Management, LLC,
*Bond	Aristotle Capital Management, LLC and Harris
*Mid-Cap	Associates L.P. (formerly Hotchkis and Wiley Capital
*Equity (formerly Neuberger Berman AMT	Management, LLC and Lazard Asset Management
Sustainable Equity Portfolio, Class I)	LLC)
*Regency	Vanguard
*Diversified
Guggenheim Investments
Rydex	The Vanguard Group, Inc. and
*Nova	ArrowMark Partners
*NASDAQ	Vanguard
*Precious Metals	*Small Company Growth
*Inv. S&P 500
*Gov. Long Bond	The Vanguard Group, Inc.
Vanguard
Third Avenue Management LLC	*International Stock
Third Avenue	*Global Bond
*Value
Allspring Funds Management, LLC
The Vanguard Group, Inc.	Allspring
Vanguard	*Discovery
*Equity Index	*Opportunity
*Total Bond
*REIT Index	Lincoln Financial Investments Corporation
*Mid-Cap	Lincoln
*Stock Market Index	*Mid Cap II
*Conservative	*International II
*Moderate	*Inflation II
*Short-Term

Wellington Management Company, LLP
and The Vanguard Group, Inc.
Vanguard
*Equity Income

Wellington Management Company, LLP
Vanguard
*Growth
*Balanced

Wellington Management Company, LLP and
The Vanguard Group, Inc.
Vanguard
*High Yield Bond

FS-66

1. ORGANIZATION,continued

Capital Research and Management Company (SM)	T. Rowe Price Associates, Inc.
American Funds	T. Rowe
*IS Growth-Inc	*Blue Chip
*IS Growth
*Blue Chip	Morgan Stanley Investment Management Inc.
*IS International	Morgan Stanley
*IS New World	*Emerging Markets
*IS Bond
(Commenced February 19, 2025)	Pacific Investment Management Company LLC
*IS High Income	Pimco
(Commenced February 19, 2025)	*Commodity
*Total Return
Franklin Advisers, Inc.	*Low Duration
Franklin Templeton	*Commodity Inst
*Global Inc.	(Commenced July 12, 2024)
*Real Return
Massachusetts Financial Services	(Commenced July 29, 2024)
Company	*Short Term (A)
MFS
*Utilities IC	Dimensional Fund Advisors LP
*Mid Cap	DFA
*New Discovery	*Bond
(Commenced May 5, 2025)	*Small
*Research	*Value
*Small Cap (A)	*Fixed
*Conservative All (A)	*Large
*Global RE	*Targeted
(Commenced July 1, 2025)	*Global
*Growth (A)	*Equity
*Mid Cap Value
(Commenced October 27, 2025)	Columbia Management Investment Advisers, LLC
*Moderate All (A)	Columbia
*Small
Calvert Research and Management	(Commenced July 29, 2024)
(See Note 3)
Summit	Putnam Investment Management, LLC
*EAFE Intl.	Putnam
*S&P MidCap	*International
*S&P 500	(Commenced July 1, 2025)
*Russell Small Cap
*Moderate
*Mod. Growth
*Growth
*Nasdaq-100 Index
(Commenced March 4, 2024)

(A) These subaccounts have had no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-67

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-68

3. SEGMENT INFORMATION

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by Ameritas Life Insurance Corp. to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer of the Company as the chief operating decision maker as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses Increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the summary of significant account policies (see note 2.) The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund's operating segment and related footnotes for significant expenses principle and the existing segment disclosure requirements as of December 31, 2025 and for the years ended December 31, 2025 and December 31, 2024. All assets held and revenue is generated in the US and there is no customer greater than 10% of consolidated results for all periods presented.

4. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2025 and 2024, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
S&P 500.050
Russell Small Cap	.050
Moderate	.050
Mod. Growth	.050
Growth	.050
Nasdaq-100 Index	.500

FS-69

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2025 were as follows:

	Purchases	Sales
Calvert:
Balanced	$85,022	$870,122
Mid Cap	5,394	3,036

Scudder:
Equity 500	31,650	4,528
Small Cap	76,724	47,001
Mid Value	146,825	88,008
Global	19,407	44,608
Alt Asset	266	1
Growth	155,889	94,938

Fidelity:
Contrafund IC	1,839,405	532,575
Contrafund SC	309,632	2,023,337
High Income SC	4,278	11,640
Inv. Grade Bond IC	207,786	215,850
Mid Cap SC	380,043	333,427
Overseas IC	302,669	63,560
Strategic IC	127,866	173,972
Equity Inc. IC	419,345	83,052
High Income IC	68,470	73,538
Mid Cap IC	285,518	283,462
Money Market	13,626,786	12,827,974
Emerging Markets	56,284	5,693
Growth	16,801	182
International	449	2
Tech	997	93

AIM:
Dividend	33,808	38,099
Health	50,041	56,117
Technology	328,361	435,329
Intl. Growth	65,781	38,003
Franchise	52,140	15,549
Mid Cap	1,625	5,133
Bond	-	-
Small Cap	20,076	3,691

Janus:
Growth	5,838	1,955

FS-70

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Neuberger Berman:
Bond	$47,132	$52,314
Mid-Cap	397,575	300,651
Equity	286,982	189,780
Regency	5,644	1,746

Rydex:
Nova	12,931	45,772
NASDAQ	2,291,488	2,271,534
Precious Metals	2,339,094	892,542
Inv. S&P 500	406,824	26,741
Gov. Long Bond	50,262	51,575

Third Avenue:
Value	648,774	205,162

Vanguard:
Equity Index	3,773,773	9,454,985
Total Bond	1,747,283	855,760
REIT Index	800,920	804,372
Mid-Cap	1,081,944	1,194,897
Stock Market Index	2,849,455	1,796,752
Conservative	200,420	16,265
Moderate	135,841	32,464
Short-Term	1,047,117	814,731
Equity Income	2,172,809	1,096,943
Growth	3,821,413	3,220,568
Balanced	1,288,044	914,594
High Yield Bond	528,985	206,337
International	2,304,546	1,272,622
Diversified	600,376	285,240
Small Company Growth	1,958,871	2,638,791
International Stock	823,184	311,824
Global Bond	83,821	10,902

Allspring:
Discovery	35,339	89,916
Opportunity	95,546	22,095

Lincoln:
Mid Cap II	219,194	112,939
International II	2,539	10,258
Inflation II	45,178	85,884

.

FS-71

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Funds:
IS Growth-Inc	$103,543	$9,368
IS Growth	2,241,253	113,559
Blue Chip	115,774	23,807
IS International	311,567	264,933
IS New World	96,782	74,277
IS Bond	26,880	3,242
IS High Income	19,620	146

Franklin Templeton:
Global Inc.	93,215	506,621

MFS:
Utilities IC	139,524	582,222
Mid Cap	219,855	322,376
New Discovery	3,152	9
Research	113,521	210,100
Small Cap	-	-
Conservative All	-	-
Global RE	16,043	100
Growth	-	-
Mid Cap Value	17,933	65
Moderate All	-	-

Summit:
EAFE Intl.	147,290	57,592
S&P MidCap	14,757	1,421
S&P 500	1,162,845	1,605,520
Russell Small Cap	386,439	408,532
Moderate	25,636	27,460
Mod. Growth	55,571	88,372
Growth	81,279	7,017
Nasdaq-100 Index	17,558	11,733

T. Rowe:
Blue Chip	1,483,774	1,912,326

Morgan Stanley:
Emerging Markets	346,544	806,898

Pimco:
Commodity	416,884	334,033
Total Return	189,600	337,016
Low Duration	1,781	2,455
Commodity Inst	30,205	5,469
Real Return	27,605	968
Short Term	-	-

FS-72

5. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$34,603	$11,082
Small	620,906	255,369
Value	972,046	301,903
Fixed	437,652	146,334
Large	164,476	354,240
Targeted	386,771	619,689
Global	81,331	7,058
Equity	1,146,498	222,099

Columbia:
Small	73,490	5,570

Putnam:
International	41,527	223

FS-73

6. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2025, these fees range between .10 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-74

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2025	6.80	7.82	111,971	629,473	0.94	0.10	0.75	10.65	11.37
2024	6.10	7.07	251,352	1,344,500	1.81	0.10	0.75	11.52	18.72
2023	3.70	5.95	234,324	1,076,014	1.62	0.45	0.75	15.95	16.30
2022	3.18	5.13	220,700	874,906	1.14	0.45	0.75	(16.04)	(15.79)
2021	3.78	6.11	247,115	1,201,255	1.18	0.45	0.75	14.26	14.60

Mid Cap
2025	57.98	102.53	1,288	86,162	0.36	0.45	0.75	0.70	1.01
2024	57.41	101.82	1,321	87,931	0.12	0.45	0.75	9.39	9.73
2023	52.32	93.07	1,284	86,857	0.19	0.45	0.75	10.81	11.14
2022	47.07	83.99	1,252	80,927	-	0.45	0.75	(20.08)	(19.85)
2021	58.73	105.10	1,355	112,257	0.20	0.45	0.75	14.17	14.51

Scudder:
Equity 500
2025	77.47	77.47	4,032	312,329	1.06	0.30	0.30	17.28	17.28
2024	66.06	66.06	4,030	266,177	1.37	0.30	0.30	24.25	24.25
2023	53.16	53.16	7,596	403,845	1.35	0.30	0.30	25.63	25.63
2022	42.32	42.32	7,646	323,560	1.24	0.30	0.30	(18.58)	(18.58)
2021	51.98	51.98	7,677	399,046	1.42	0.30	0.30	28.02	28.02

Small Cap
2025	35.45	61.41	15,412	613,418	1.35	0.45	0.75	11.80	12.13
2024	14.52	54.93	15,658	555,815	1.10	0.30	0.75	10.32	10.91
2023	31.33	49.79	14,532	511,072	1.07	0.30	0.75	15.89	16.39
2022	26.92	42.96	14,174	432,993	0.93	0.30	0.75	(21.23)	(20.88)
2021	34.02	54.54	13,070	565,033	0.99	0.30	0.75	13.65	14.12

Mid Value
2025	34.40	38.61	17,368	526,095	0.99	0.10	0.75	14.39	17.33
2024	27.22	29.32	16,911	436,829	1.17	0.30	0.75	5.41	5.89
2023	25.70	27.82	17,284	413,608	1.13	0.30	0.75	14.09	14.61
2022	22.43	24.38	13,728	290,344	0.79	0.30	0.75	(16.43)	(16.05)
2021	26.72	29.17	17,831	414,059	1.16	0.30	0.75	29.53	30.11

Global
2025	20.81	23.42	15,040	317,365	0.96	0.10	0.75	17.46	18.80
2024	17.72	19.71	16,339	291,289	0.94	0.10	0.75	4.30	8.38
2023	16.27	16.35	7,517	122,670	0.77	0.45	0.75	15.24	15.52
2022	14.08	14.18	6,953	98,420	1.28	0.45	0.75	(29.03)	(28.83)
2021	19.79	19.99	12,015	241,592	0.33	0.45	0.75	7.32	7.63

FS-75

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Alt Asset
2025	15.87	15.87	17	270	-	0.50	0.50	4.18	4.18
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Growth
2025	132.39	145.62	9,589	970,283	0.05	0.10	0.75	11.69	34.46
2024	67.96	118.54	10,017	905,296	0.17	0.30	0.75	25.67	26.24
2023	53.84	94.33	8,326	610,060	0.07	0.30	0.75	37.55	38.16
2022	38.97	68.58	8,631	453,725	0.09	0.30	0.75	(31.25)	(30.94)
2021	56.43	99.76	8,015	655,989	0.21	0.30	0.75	21.86	22.41

Fidelity:
Contrafund IC
2025	177.37	232.91	49,826	9,022,328	0.15	0.10	0.75	20.58	21.36
2024	146.15	193.16	48,478	7,488,855	0.20	0.10	0.75	14.32	32.79
2023	87.13	145.47	44,764	5,331,975	0.46	0.45	0.75	32.46	32.86
2022	65.59	109.82	55,890	5,009,123	0.50	0.45	0.75	(26.86)	(26.64)
2021	89.40	150.15	60,881	7,409,065	0.06	0.45	0.75	26.88	27.26

Contrafund SC
2025	142.71	142.71	9,252	1,320,380	0.03	0.30	0.30	21.01	21.01
2024	117.92	117.92	23,626	2,786,037	0.09	0.30	0.30	33.23	33.23
2023	88.51	88.51	23,305	2,062,729	0.41	0.30	0.30	32.94	32.94
2022	37.63	66.58	22,793	1,517,522	0.43	0.30	0.60	(26.60)	(10.06)
2021	90.71	153.55	13,941	1,358,300	0.05	0.30	0.60	26.95	27.33

High Income SC
2025	8.72	8.72	7,998	69,773	6.41	0.30	0.30	9.99	9.99
2024	7.93	7.93	9,426	74,762	5.71	0.30	0.30	8.40	8.40
2023	7.32	7.32	10,119	74,039	5.60	0.30	0.30	10.17	10.17
2022	6.64	6.64	10,854	72,085	5.18	0.30	0.30	(11.82)	(11.82)
2021	7.53	7.53	2,987	22,500	5.14	0.30	0.30	4.19	4.19

Inv. Grade Bond IC
2025	18.34	22.28	76,799	1,442,842	3.47	0.10	0.75	6.43	7.12
2024	17.24	20.80	79,935	1,401,063	3.55	0.10	0.75	1.02	2.34
2023	14.81	17.06	91,146	1,604,914	2.04	0.30	0.75	5.41	5.89
2022	13.99	16.18	144,701	2,142,801	2.49	0.30	0.75	(13.61)	(13.22)
2021	16.12	18.73	129,362	2,169,347	2.05	0.30	0.75	(1.35)	(0.90)

FS-76

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Mid Cap SC
2025	96.66	167.50	29,411	2,991,968	0.36	0.30	0.75	10.83	11.33
2024	86.82	151.13	32,550	2,959,076	0.48	0.30	0.75	16.47	17.00
2023	74.21	129.75	34,389	2,715,602	0.47	0.30	0.75	14.15	14.66
2022	64.72	113.67	39,975	2,966,042	0.39	0.30	0.75	(15.49)	(15.11)
2021	76.23	134.50	42,580	3,927,233	0.51	0.30	0.75	24.57	25.13

Overseas IC
2025	47.56	52.46	25,393	1,129,802	1.68	0.10	0.75	10.46	19.49
2024	32.33	43.90	21,825	822,933	1.62	0.30	0.75	4.26	4.74
2023	30.87	42.10	22,664	822,468	1.03	0.30	0.75	19.61	20.15
2022	25.69	35.20	24,094	725,398	0.86	0.30	0.75	(25.05)	(24.71)
2021	34.13	46.96	31,183	1,268,989	0.54	0.30	0.75	18.81	19.35

Strategic IC
2025	22.11	24.80	55,943	1,183,369	3.84	0.10	0.75	8.04	8.74
2024	20.46	22.81	64,717	1,179,650	3.80	0.10	0.75	5.28	6.18
2023	14.64	19.44	57,661	1,015,047	4.41	0.30	0.75	8.60	9.10
2022	13.42	17.90	55,201	923,049	4.00	0.30	0.75	(11.92)	(11.53)
2021	15.17	20.32	58,705	1,099,513	2.56	0.30	0.75	2.97	3.41

Equity Inc. IC
2025	86.57	95.87	14,048	780,436	2.34	0.10	0.70	18.19	18.90
2024	73.24	80.63	6,758	394,605	1.77	0.10	0.70	6.06	14.54
2023	32.38	63.95	7,602	383,540	2.10	0.70	0.70	9.88	9.88
2022	29.47	58.20	6,660	321,837	1.93	0.70	0.70	(5.62)	(5.62)
2021	31.23	61.66	4,993	284,468	1.98	0.70	0.70	24.02	24.02

High Income IC
2025	8.16	12.10	7,231	63,079	5.75	0.45	0.75	9.54	9.87
2024	7.43	11.05	6,981	65,381	6.72	0.45	0.75	8.15	8.48
2023	6.85	10.21	5,166	47,363	5.14	0.45	0.75	9.66	9.98
2022	6.23	9.31	6,564	39,083	5.85	0.45	0.75	(12.04)	(11.77)
2021	7.06	10.59	9,740	80,109	5.03	0.45	0.75	3.63	3.94

Mid Cap IC
2025	118.96	131.73	10,843	692,222	0.47	0.10	0.70	10.98	11.64
2024	107.19	118.00	9,964	692,936	0.77	0.10	0.70	6.61	16.67
2023	46.65	91.88	4,710	363,969	0.63	0.70	0.70	14.28	14.28
2022	40.83	80.40	4,304	298,830	0.48	0.70	0.70	(15.34)	(15.34)
2021	48.22	94.96	3,984	348,002	0.67	0.70	0.70	8.29	24.73

FS-77

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Money Market
2025	1.14	1.21	7,746,597	9,045,466	4.05	0.10	0.75	3.36	4.03
2024	1.10	1.16	7,353,915	8,246,654	5.01	0.10	0.75	3.72	4.31
2023	1.05	1.09	8,721,096	9,360,661	4.80	0.30	0.75	4.11	4.58
2022	1.01	1.04	9,089,175	9,299,720	1.50	0.30	0.75	0.68	1.14
2021	1.01	1.03	8,895,987	9,031,492	0.01	0.30	0.75	(0.74)	(0.29)

Emerging Markets
2025	16.55	16.55	4,136	68,447	4.13	0.50	0.50	40.50	40.50
2024	11.78	11.78	915.00	10,779.00	1.43	0.50	0.50	1.82	1.82
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Growth
2025	142.95	142.95	126	17,975	0.44	0.50	0.50	14.33	14.33
2024	125.04	125.04	2.00	249.00	-	0.50	0.50	0.82	0.82
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

International
2025	26.93	26.93	17	446	1.25	0.50	0.50	0.29	0.29
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Tech
2025	52.93	52.93	23	1,224	-	0.50	0.50	22.16	22.16
2024	43.33	43.33	4.00	171.00	-	0.50	0.50	4.25	4.25
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

AIM:
Dividend
2025	54.33	55.31	5,618	303,841	1.63	0.30	0.75	14.88	15.39
2024	47.30	47.93	6,217	292,427	1.80	0.30	0.75	12.37	12.88
2023	42.09	42.46	7,155	298,908	2.04	0.30	0.75	8.23	8.72
2022	38.89	39.06	7,992	307,950	1.86	0.30	0.75	(2.41)	(1.97)
2021	39.84	39.85	8,684	343,611	2.25	0.30	0.75	18.01	18.54

FS-78

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Health
2025	63.82	79.42	13,110	819,789	-	0.30	0.75	14.47	14.98
2024	55.50	69.39	13,724	748,004	-	0.30	0.75	3.39	3.85
2023	53.44	67.11	17,142	944,625	-	0.30	0.75	2.26	2.72
2022	52.03	65.63	16,666	919,399	-	0.30	0.75	(13.96)	(13.57)
2021	60.20	76.28	17,012	1,099,246	0.21	0.30	0.75	11.46	11.96

Technology
2025	88.38	90.20	24,112	1,967,567	-	0.30	0.75	19.57	20.11
2024	73.58	75.44	28,033	1,925,371	-	0.30	0.75	33.26	33.87
2023	54.97	56.61	31,157	1,619,810	-	0.30	0.75	45.85	46.51
2022	37.52	38.81	30,928	1,115,963	-	0.30	0.75	(40.40)	(40.13)
2021	62.67	65.12	28,834	1,731,866	-	0.30	0.75	13.56	14.07

Intl. Growth
2025	61.59	67.17	6,983	430,173	1.44	0.10	0.75	15.63	16.38
2024	53.26	57.72	7,097	372,011	1.80	0.10	0.75	(0.14)	0.82
2023	37.82	53.34	6,537	340,893	0.19	0.30	0.75	17.27	17.80
2022	32.11	45.48	9,332	416,182	1.65	0.30	0.75	(28.80)	(18.91)
2021	45.09	56.09	11,112	608,649	1.29	0.30	0.75	(1.00)	5.10

Franchise
2025	127.45	209.02	563	90,409	-	0.45	0.75	10.84	11.16
2024	114.65	188.58	389	55,604	-	0.45	0.75	33.88	34.28
2023	85.38	140.86	343	36,014	-	0.45	0.75	39.88	40.30
2022	60.86	100.70	421	33,616	-	0.45	0.75	(31.62)	(22.85)
2021	123.29	147.27	309	43,200	-	0.45	0.75	11.09	11.42

Mid Cap
2025	80.61	80.61	1	62	-	0.50	0.50	4.27	4.27
2024	77.31	77.31	47.00	3,617.00	-	0.50	0.50	8.53	8.53
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Bond
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-79

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM, continued:
Small Cap
2025	32.92	32.92	6,047	199,070	0.45	0.50	0.50	8.16	8.16
2024	30.44	30.44	6,135.00	186,742.00	-	0.50	0.50	(6.82)	(6.82)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Janus:
Growth
2025	117.01	117.01	721	84,402	-	0.45	0.45	17.86	17.86
2024	99.28	99.28	737	73,144	0.03	0.45	0.45	34.70	34.70
2023	73.70	73.70	765	56,389	0.14	0.45	0.45	42.53	42.53
2022	31.58	51.71	787	40,677	0.71	0.45	0.75	(31.86)	(30.20)
2021	74.08	103.97	780	60,175	0.10	0.45	0.75	19.44	19.80

Neuberger Berman:
Bond
2025	12.54	26.77	19,968	313,861	5.41	0.45	0.75	4.92	5.24
2024	9.66	25.52	20,502	318,626	5.52	0.30	0.75	5.18	5.30
2023	11.66	24.23	31,211	559,603	4.30	0.30	0.75	5.11	5.62
2022	11.04	23.05	36,423	618,799	3.82	0.30	0.75	(5.89)	(5.44)
2021	11.68	24.50	33,467	656,105	2.50	0.30	0.75	(0.01)	0.41

Mid-Cap
2025	59.62	62.41	43,519	2,674,171	-	0.30	0.75	4.66	5.13
2024	56.97	59.36	47,489	2,779,631	-	0.30	0.75	23.09	23.65
2023	46.28	48.01	50,323	2,385,285	-	0.30	0.75	17.27	17.79
2022	39.47	40.76	50,815	2,045,810	-	0.30	0.75	(29.26)	(28.95)
2021	55.79	57.36	54,232	3,076,574	-	0.30	0.75	12.15	12.66

Equity
2025	59.44	60.64	60,451	3,655,183	-	0.45	0.75	12.89	13.23
2024	52.65	53.56	62,148	3,319,625	0.22	0.45	0.75	24.90	25.28
2023	42.16	42.75	69,902	2,981,831	0.34	0.45	0.75	25.96	26.33
2022	26.80	33.47	77,011	2,601,750	0.44	0.30	0.75	(19.06)	(14.65)
2021	41.35	41.97	78,379	3,263,183	0.38	0.30	0.75	22.56	23.40

Regency
2025	24.35	46.38	769	19,369	0.51	0.45	0.75	10.67	11.06
2024	21.92	41.91	695	15,478	0.28	0.45	0.75	7.90	8.33
2023	20.24	38.84	2,253	48,787	1.05	0.45	0.75	10.18	10.51
2022	18.31	35.25	2,317	45,395	0.23	0.45	0.75	(10.42)	(10.16)
2021	20.38	39.36	6,158	195,116	0.60	0.45	0.75	10.12	31.64

FS-80

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex:
Nova
2025	101.03	369.92	1,916	840,164	-	0.30	0.75	19.97	20.46
2024	84.21	307.08	4,336	726,348	-	0.30	0.75	31.76	32.31
2023	63.92	232.09	4,709	561,537	-	0.30	0.75	34.07	34.66
2022	47.67	172.35	5,508	469,207	0.42	0.30	0.75	(30.78)	(30.48)
2021	68.88	247.92	6,832	804,495	0.35	0.30	0.75	41.13	41.71

NASDAQ
2025	171.34	178.59	15,705	2,625,938	0.03	0.30	0.75	18.15	18.68
2024	145.02	150.48	16,210	2,289,590	0.21	0.30	0.75	22.97	23.53
2023	117.93	121.81	18,438	2,129,547	-	0.30	0.75	52.08	52.76
2022	77.54	79.74	20,173	1,530,594	-	0.30	0.75	(34.63)	(34.34)
2021	118.62	121.44	26,144	3,003,342	-	0.30	0.75	24.61	25.17

Precious Metals
2025	23.93	28.61	153,255	5,953,512	2.49	0.10	0.75	145.53	147.12
2024	9.75	11.58	77,555	1,318,276	1.44	0.10	0.75	(5.30)	7.30
2023	9.08	47.43	76,494	1,061,053	0.34	0.30	0.75	3.05	3.52
2022	8.81	45.81	80,207	1,243,144	0.51	0.30	0.75	(11.74)	(11.35)
2021	9.99	51.68	88,904	1,378,246	3.68	0.30	0.75	(9.87)	(9.46)

Inv. S&P 500
2025	0.43	100.64	771,856	393,312	4.80	0.30	0.75	(20.45)	(12.49)
2024	0.49	4.36	16,702	28,554	10.83	0.45	0.75	(13.75)	(13.50)
2023	0.57	5.04	17,408	27,893	1.79	0.45	0.75	(15.57)	(15.33)
2022	0.68	5.96	354,859	295,949	-	0.45	0.75	15.72	16.07
2021	0.59	5.13	7,487	21,550	-	0.45	0.75	(24.94)	(24.78)

Gov. Long Bond
2025	17.39	178.71	2,228	41,850	3.28	0.30	0.75	0.95	24.21
2024	17.22	22.90	2,380	44,346	3.20	0.30	0.75	(15.26)	(13.11)
2023	19.82	27.02	2,294	48,641	3.00	0.30	0.75	(3.90)	(1.77)
2022	20.18	28.12	3,229	71,262	1.66	0.30	0.75	(41.27)	(29.56)
2021	34.36	39.92	2,670	95,951	0.34	0.30	0.75	(8.18)	(7.74)

Third Avenue:
Value
2025	55.82	73.82	89,128	4,134,955	2.28	0.10	0.75	33.84	34.71
2024	41.44	55.15	85,281	2,987,538	2.52	0.10	0.75	(6.95)	(3.01)
2023	27.46	56.86	94,232	3,274,571	2.40	0.30	0.75	19.91	20.45
2022	22.80	47.42	96,657	2,828,874	1.46	0.30	0.75	15.25	15.76
2021	19.69	41.14	106,917	2,718,889	0.69	0.30	0.75	21.16	21.70

FS-81

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard:
Equity Index
2025	177.25	242.41	412,172	54,770,708	1.08	0.10	0.75	16.82	17.58
2024	150.75	207.50	459,991	53,550,487	1.28	0.10	0.75	23.90	24.72
2023	120.87	167.47	460,716	43,666,410	1.39	0.10	0.75	(0.28)	25.18
2022	72.13	133.78	449,909	33,999,703	1.36	0.30	0.75	(18.84)	(18.47)
2021	88.47	164.83	463,254	43,549,930	1.25	0.30	0.75	27.59	28.17

Total Bond
2025	18.09	28.05	660,457	9,651,928	3.35	0.10	0.75	6.14	6.83
2024	16.93	26.43	617,037	8,464,323	2.64	0.10	0.75	0.48	2.01
2023	12.81	26.30	520,646	7,265,970	2.43	0.30	0.75	4.79	5.26
2022	12.17	25.10	399,783	5,520,078	2.04	0.30	0.75	(13.86)	(13.47)
2021	14.06	29.14	387,133	6,205,970	2.12	0.30	0.75	(2.45)	(2.01)

REIT Index
2025	35.45	73.84	252,612	6,327,715	2.68	0.10	0.75	2.34	3.01
2024	34.42	72.15	256,019	6,412,615	3.12	0.10	0.75	3.96	8.00
2023	20.39	69.41	249,801	6,196,259	2.44	0.30	0.75	10.87	11.37
2022	18.31	62.60	239,872	5,581,171	1.92	0.30	0.75	(26.85)	(26.52)
2021	24.92	85.58	233,433	7,630,087	1.97	0.30	0.75	39.16	39.79

Mid-Cap
2025	76.07	101.80	165,025	10,599,014	1.22	0.10	0.75	10.71	11.43
2024	68.27	91.96	177,599	10,235,003	1.39	0.10	0.75	14.21	14.97
2023	46.78	80.51	183,263	9,364,059	1.45	0.30	0.75	14.97	15.49
2022	40.51	70.03	195,822	8,790,793	1.14	0.30	0.75	(19.42)	(19.06)
2021	50.05	86.91	205,418	11,544,970	1.07	0.30	0.75	23.43	23.98

Stock Market Index
2025	176.79	190.63	260,906	30,994,520	1.14	0.10	0.75	16.06	16.82
2024	151.34	164.25	266,739	27,202,896	1.23	0.10	0.75	15.01	22.78
2023	76.58	133.77	270,126	23,240,572	1.10	0.30	0.75	25.02	25.58
2022	60.99	107.00	241,399	16,947,534	1.34	0.30	0.75	(20.19)	(19.83)
2021	76.07	134.07	243,421	21,694,056	1.17	0.30	0.75	24.70	25.26

Conservative
2025	36.32	38.41	17,407	656,343	2.43	0.45	0.75	11.89	12.23
2024	32.46	34.22	13,123	439,621	2.74	0.45	0.75	6.79	7.01
2023	30.40	31.98	10,028	315,406	1.87	0.45	0.75	11.67	12.01
2022	27.22	28.55	5,638	159,767	2.44	0.45	0.75	(15.53)	(15.28)
2021	32.23	33.70	5,517	184,486	1.44	0.45	0.75	5.20	5.51

FS-82

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Moderate
2025	33.24	50.02	38,755	1,795,370	2.39	0.45	0.75	(0.04)	15.67
2024	43.25	43.95	38,466	1,549,161	2.09	0.45	0.70	9.55	9.83
2023	39.38	40.12	32,859	1,190,848	2.05	0.45	0.70	14.75	15.03
2022	26.65	34.23	32,623	1,029,186	2.43	0.45	0.75	(16.55)	(16.30)
2021	40.90	41.82	35,101	1,335,439	1.49	0.45	0.75	9.25	9.58

Short-Term
2025	12.71	13.52	217,619	2,782,497	3.96	0.10	0.75	6.06	6.75
2024	11.98	12.67	205,864	2,481,235	3.89	0.10	0.75	0.93	4.11
2023	11.51	11.71	206,464	2,402,537	2.00	0.30	0.75	5.37	5.84
2022	10.92	11.07	236,252	2,603,531	1.87	0.30	0.75	(6.42)	(6.00)
2021	11.67	11.77	256,701	3,011,671	1.58	0.30	0.75	(1.19)	(0.75)

Equity Income
2025	86.45	161.64	206,657	13,413,342	2.41	0.10	0.75	15.93	16.68
2024	74.09	139.44	206,384	11,598,030	2.88	0.10	0.75	13.04	14.26
2023	50.05	122.04	214,652	10,691,483	2.91	0.30	0.75	7.29	7.78
2022	46.44	113.74	260,949	11,992,071	2.52	0.30	0.75	(1.40)	(0.96)
2021	46.89	115.36	220,488	10,799,341	1.92	0.30	0.75	24.39	24.95

Growth
2025	109.63	150.24	311,260	29,617,762	0.21	0.10	0.75	16.02	16.77
2024	93.89	129.50	318,814	26,246,352	0.28	0.10	0.75	20.56	32.14
2023	66.77	98.00	332,250	20,915,149	0.24	0.30	0.75	39.10	39.72
2022	47.79	70.46	338,584	15,401,003	-	0.30	0.75	(33.86)	(33.56)
2021	71.93	106.53	333,766	23,189,665	0.03	0.30	0.75	16.98	17.51

Balanced
2025	79.68	149.95	151,226	9,411,478	2.08	0.10	0.75	15.60	16.35
2024	68.48	129.72	161,228	8,653,076	2.25	0.10	0.75	10.63	13.94
2023	41.88	113.85	173,153	8,459,235	2.05	0.45	0.75	13.48	13.82
2022	36.79	100.33	185,684	8,415,342	1.94	0.45	0.75	(14.94)	(14.69)
2021	43.13	117.95	202,497	10,800,882	1.79	0.45	0.75	18.13	18.48

High Yield Bond
2025	20.48	39.94	215,876	2,999,319	6.26	0.10	0.75	8.37	9.07
2024	18.77	36.86	191,762	2,605,466	5.31	0.10	0.75	5.65	6.35
2023	10.43	34.89	180,023	2,423,483	4.81	0.30	0.75	10.84	11.33
2022	9.37	31.48	164,342	2,033,938	5.13	0.30	0.75	(10.04)	(9.63)
2021	10.36	34.99	176,175	2,565,259	4.19	0.30	0.75	2.91	3.37

FS-83

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
International
2025	61.99	83.90	310,322	17,374,770	0.81	0.10	0.75	19.07	19.85
2024	51.72	70.46	309,112	14,503,724	1.21	0.10	0.75	4.38	8.19
2023	41.29	65.13	318,410	13,851,826	1.53	0.30	0.75	13.80	14.31
2022	36.12	57.23	334,637	12,810,138	1.36	0.30	0.75	(30.64)	(30.33)
2021	51.84	82.51	349,637	19,447,697	0.27	0.30	0.75	(2.28)	(1.84)

Diversified
2025	66.59	72.26	82,511	4,447,301	1.52	0.10	0.75	15.96	16.71
2024	57.06	62.31	81,410	3,866,532	1.67	0.10	0.75	12.41	14.02
2023	40.10	54.65	90,997	3,829,287	1.41	0.30	0.75	19.23	19.77
2022	33.48	45.83	92,115	3,292,057	1.15	0.30	0.75	(12.15)	(11.75)
2021	37.94	52.17	104,363	4,246,129	1.04	0.30	0.75	29.49	30.08

Small Company Growth
2025	75.71	135.05	261,646	15,549,595	0.48	0.10	0.75	5.32	6.00
2024	71.42	128.23	296,101	16,475,154	0.55	0.10	0.75	10.54	10.90
2023	48.43	116.00	310,958	15,688,424	0.41	0.30	0.75	18.76	19.29
2022	40.60	97.67	330,280	13,991,490	0.27	0.30	0.75	(25.91)	(25.57)
2021	54.55	131.83	339,365	19,813,230	0.37	0.30	0.75	13.37	13.88

International Stock
2025	33.15	34.50	116,012	3,808,241	2.59	0.10	0.70	31.13	38.14
2024	22.91	25.28	101,664	2,541,132	2.70	0.50	0.70	4.32	4.33
2023	24.23	24.34	72,079	1,752,039	2.86	0.70	0.70	14.74	14.74
2022	21.12	21.21	55,391	1,173,889	3.35	0.70	0.70	(16.60)	(16.60)
2021	25.32	25.43	48,241	1,225,534	1.42	0.70	0.70	7.77	7.77

Global Bond
2025	21.35	21.45	15,185	325,310	2.90	0.70	0.70	4.96	4.96
2024	20.34	20.43	12,058	246,208	2.90	0.70	0.70	1.32	1.32
2023	20.08	20.17	10,900	219,679	1.94	0.70	0.70	5.78	5.78
2022	18.98	19.07	5,372	102,309	2.68	0.70	0.70	(13.73)	(13.73)
2021	22.00	22.10	3,284	72,553	0.53	0.70	0.70	(2.52)	(2.52)

Allspring:
Discovery
2025	25.29	79.00	5,288	361,451	-	0.30	0.75	(0.54)	4.60
2024	36.70	75.52	6,196	401,302	-	0.30	0.75	17.25	18.13
2023	31.07	64.41	7,614	428,200	-	0.30	0.75	19.25	20.14
2022	25.86	54.02	7,827	371,398	-	0.30	0.75	(39.49)	(38.31)
2021	42.74	87.56	8,573	655,114	-	0.30	0.75	(10.18)	(5.75)

FS-84

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Allspring, continued:
Opportunity
2025	74.43	150.23	9,802	674,434	0.05	0.30	0.75	5.92	6.39
2024	69.96	141.84	9,604	625,836	0.05	0.30	0.75	14.18	14.70
2023	60.99	124.22	11,405	648,047	-	0.30	0.75	25.56	26.12
2022	48.36	98.93	11,850	541,881	-	0.30	0.75	(21.40)	(21.04)
2021	61.25	125.86	12,821	774,013	0.04	0.30	0.75	23.85	24.40

Lincoln:
Mid Cap II
2025	21.98	22.23	57,724	1,273,920	1.91	0.10	0.75	8.18	8.89
2024	20.32	20.41	58,326	1,187,060	2.03	0.10	0.75	6.29	6.76
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

International II
2025	12.32	12.38	1,519	18,799	0.98	0.45	0.75	15.19	15.47
2024	10.70	10.72	2,171	23,272	0.60	0.45	0.75	(0.28)	(0.08)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Inflation II
2025	10.02	10.12	21,472	215,309	7.76	0.10	0.70	5.86	6.50
2024	9.47	9.51	27,271	258,235	3.12	0.10	0.70	2.91	3.33
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2025	92.28	121.08	1,451	150,580	1.51	0.50	0.70	17.54	17.78
2024	78.35	103.00	599	55,669	1.38	0.50	0.70	14.47	23.67
2023	73.91	83.29	570	43,240	1.48	0.70	0.70	25.59	25.59
2022	58.85	66.32	314	19,314	1.74	0.70	0.70	(16.87)	(16.87)
2021	70.79	79.78	255	18,717	1.66	0.70	0.70	23.55	23.55

IS Growth
2025	253.16	263.47	13,687	3,240,685	0.25	0.10	0.70	19.69	42.78
2024	138.45	211.50	4,492	867,033	0.64	0.50	0.70	18.62	31.04
2023	143.55	161.41	3,190	478,128	0.67	0.70	0.70	37.85	37.85
2022	104.14	117.09	2,470	268,645	0.57	0.70	0.70	(30.25)	(30.25)
2021	149.29	167.86	3,080	473,979	0.92	0.70	0.70	21.45	21.45

FS-85

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
Blue Chip
2025	30.41	31.65	15,467	419,506	1.77	0.10	0.70	4.77	16.68
2024	23.56	26.06	12,284	299,120	1.94	0.70	0.70	18.57	18.57
2023	19.87	21.98	11,104	228,231	2.28	0.70	0.70	16.84	16.84
2022	17.01	18.81	7,489	131,783	2.98	0.70	0.70	(8.92)	(8.92)
2021	18.67	20.65	2,295	46,393	2.10	0.70	0.70	27.23	27.23

IS International
2025	27.35	28.40	12,180	338,700	1.61	0.70	0.70	26.16	26.16
2024	21.68	22.51	10,296	226,478	1.54	0.70	0.70	2.67	2.67
2023	21.11	21.93	9,130	195,510	1.24	0.70	0.70	15.31	15.31
2022	18.31	19.01	11,881	218,860	2.16	0.70	0.70	(21.12)	(21.12)
2021	23.21	24.10	3,759	88,975	3.94	0.70	0.70	(1.92)	(1.92)

IS New World
2025	40.38	41.78	6,961	276,552	1.48	0.10	0.70	27.71	28.48
2024	31.62	32.52	6,566	206,776	1.76	0.10	0.70	3.75	6.11
2023	29.80	29.80	5,509	164,162	1.63	0.70	0.70	15.41	15.41
2022	25.82	25.82	8,772	226,494	1.86	0.70	0.70	(22.40)	(22.40)
2021	33.28	33.28	5,537.00	184,248.00	1.26	0.70	0.70	4.43	4.43

IS Bond
2025	10.64	10.64	2,253	23,969	4.68	0.50	0.50	5.91	5.91
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

IS High Income
2025	11.30	11.30	1,733	19,591	7.42	0.50	0.50	6.09	6.09
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Franklin Templeton:
Global Inc.
2025	23.51	25.40	31,560	516,745	-	0.10	0.75	14.87	15.61
2024	20.46	21.97	52,270	825,155	-	0.10	0.75	(12.04)	(7.18)
2023	16.11	23.26	42,254	774,008	-	0.30	0.75	2.12	2.58
2022	15.70	22.78	35,797	632,934	-	0.30	0.75	(5.66)	(5.24)
2021	16.57	24.15	22,797	477,116	-	0.30	0.75	(5.70)	(5.28)

FS-86

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS:
Utilities IC
2025	84.44	94.74	8,136	585,433	2.08	0.10	0.75	14.15	14.89
2024	73.97	82.46	14,106	931,801	2.28	0.10	0.75	10.82	13.01
2023	54.52	66.75	12,666	785,365	3.55	0.30	0.75	(2.84)	(2.42)
2022	55.87	68.70	14,510	896,637	2.59	0.30	0.75	0.01	0.45
2021	55.63	68.69	13,285	833,250	1.73	0.30	0.75	13.24	13.75

Mid Cap
2025	17.45	18.16	24,871	405,288	-	0.10	0.70	2.94	3.56
2024	16.95	17.54	37,504	582,413	-	0.10	0.70	6.08	13.92
2023	13.05	14.88	36,854	498,767	-	0.70	0.70	20.48	20.48
2022	10.83	12.35	20,283	231,664	-	0.70	0.70	(29.19)	(29.19)
2021	15.29	17.44	16,630	267,898	-	0.70	0.70	13.32	13.32

New Discovery
2025	15.38	15.38	238	3,659	-	0.50	0.50	18.15	18.15
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Research
2025	27.24	29.21	38,597	1,047,913	1.50	0.10	0.75	21.14	21.93
2024	22.49	23.96	42,593	951,779	1.63	0.10	0.75	2.32	3.24
2023	21.98	21.99	40,869	889,912	1.13	0.45	0.75	12.17	12.51
2022	19.55	19.59	58,979	1,147,966	1.84	0.45	0.75	(18.19)	(17.95)
2021	23.82	23.95	60,724	1,442,193	0.83	0.45	0.75	10.74	11.07

Small Cap
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Conservative All
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-87

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
MFS, continued:
Global RE
2025	14.15	14.15	1,121	15,852	1.17	0.50	0.50	(0.48)	(0.48)
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Growth
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Mid Cap Value
2025	12.31	12.31	1,456	17,920	-	0.50	0.50	0.21	0.21
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Moderate All
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Summit:
EAFE Intl.
2025	157.21	163.25	7,604	1,197,919	2.58	0.45	0.75	29.93	30.32
2024	120.63	125.65	7,194	868,253	2.68	0.45	0.75	2.37	2.68
2023	117.49	122.74	7,378	871,359	2.35	0.45	0.75	16.90	17.25
2022	83.54	105.00	3,065	301,900	3.46	0.30	0.75	(16.37)	(15.22)
2021	119.49	123.84	1,851	225,091	1.81	0.30	0.75	10.05	10.88

S&P MidCap
2025	230.76	230.76	868	200,328	1.11	0.30	0.30	6.82	6.82
2024	216.04	216.04	872	188,396	1.22	0.30	0.30	13.18	13.18
2023	190.88	190.88	876	167,171	1.25	0.30	0.30	15.77	15.77
2022	164.88	164.88	880	145,064	0.95	0.30	0.30	(13.59)	(13.59)
2021	190.81	190.81	872	166,407	0.85	0.30	0.30	24.04	24.04

FS-88

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
S&P 500
2025	459.31	498.64	9,921	4,285,262	1.03	0.10	0.75	15.13	16.63
2024	359.90	393.82	12,169	4,470,397	1.24	0.30	0.75	23.70	24.26
2023	289.64	318.37	12,976	3,851,073	1.41	0.30	0.75	24.99	25.55
2022	230.70	254.73	10,495	2,539,347	1.42	0.30	0.75	(18.95)	(18.58)
2021	283.36	314.27	8,380	2,486,777	1.34	0.30	0.75	27.46	28.03

Russell Small Cap
2025	158.66	168.48	8,887	1,310,497	1.69	0.10	0.75	11.62	12.34
2024	142.14	149.98	9,809	1,281,465	1.21	0.10	0.75	8.95	10.40
2023	128.76	136.74	8,673	1,029,412	0.91	0.30	0.75	15.73	16.25
2022	111.25	117.63	7,235	752,695	0.75	0.30	0.75	(21.11)	(20.75)
2021	141.02	148.43	7,782	1,031,639	0.80	0.30	0.75	13.68	14.19

Moderate
2025	24.93	26.89	5,497	136,776	2.41	0.10	0.75	6.18	6.87
2024	23.48	25.16	6,023	141,039	2.29	0.10	0.75	6.89	7.91
2023	21.96	22.08	5,539	120,277	1.46	0.45	0.75	11.09	11.43
2022	19.77	19.82	5,077	100,063	1.12	0.45	0.75	(14.81)	(14.56)
2021	23.19	23.21	4,586	106,710	1.10	0.45	0.75	9.24	9.58

Mod. Growth
2025	27.09	29.63	12,332	349,682	1.89	0.10	0.75	7.70	8.40
2024	25.15	27.33	14,985	387,862	1.90	0.10	0.75	9.22	9.34
2023	23.00	23.53	15,609	364,608	1.32	0.45	0.75	12.94	13.28
2022	20.36	20.77	16,534	340,998	0.99	0.45	0.75	(15.24)	(14.99)
2021	24.03	24.44	18,589	452,503	1.01	0.45	0.75	12.80	13.13

Growth
2025	28.10	28.65	10,957	309,154	1.82	0.70	0.70	7.31	7.31
2024	26.19	26.70	9,608	251,978	1.86	0.70	0.70	11.38	11.38
2023	23.51	23.97	9,694	228,233	3.36	0.70	0.70	14.85	14.85
2022	20.47	20.87	1,176	24,534	1.14	0.70	0.70	(15.53)	(15.53)
2021	24.24	24.71	504	12,425	2.57	0.70	0.70	15.06	15.06

Nasdaq-100 Index
2025	213.42	213.42	103	22,072	0.33	0.50	0.50	19.80	19.80
2024	178.15	178.15	62.00	11,084.00	0.42	0.50	0.50	15.02	15.02
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-89

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
T. Rowe:
Blue Chip
2025	85.77	96.19	93,848	8,655,457	-	0.10	0.75	17.85	18.62
2024	72.78	81.09	107,976	8,380,494	-	0.10	0.75	27.44	34.49
2023	54.11	59.06	115,935	6,515,209	-	0.30	0.75	48.18	48.85
2022	36.52	39.68	112,766	4,253,360	-	0.30	0.75	(38.96)	(38.69)
2021	59.83	64.71	120,870	7,438,318	-	0.30	0.75	16.74	17.27

Morgan Stanley:
Emerging Markets
2025	25.43	31.15	67,697	1,623,663	0.46	0.10	0.75	31.97	32.83
2024	19.14	23.60	94,555	1,692,506	1.37	0.10	0.75	7.01	10.46
2023	17.00	22.06	96,835	1,623,944	1.59	0.30	0.75	11.14	11.64
2022	15.22	19.84	94,657	1,431,509	0.46	0.30	0.75	(25.64)	(25.31)
2021	20.38	26.69	110,369	2,233,464	0.84	0.30	0.75	2.22	2.68

Pimco:
Commodity
2025	10.27	11.75	71,762	794,489	3.03	0.10	0.75	17.91	18.68
2024	8.71	9.90	64,749	614,865	2.23	0.10	0.75	2.88	3.38
2023	8.43	9.74	74,607	678,702	15.62	0.45	0.75	(8.54)	(8.27)
2022	9.21	10.62	74,899	737,743	21.98	0.45	0.75	7.81	8.13
2021	8.55	9.82	72,011	637,135	4.31	0.45	0.75	32.35	32.74

Total Return
2025	16.18	18.02	61,167	812,144	4.11	0.10	0.75	8.08	8.78
2024	14.97	16.57	74,731	919,281	4.03	0.10	0.75	1.77	3.46
2023	12.36	14.71	89,627	1,106,847	3.56	0.30	0.75	5.15	5.62
2022	11.70	13.99	93,009	1,095,407	2.65	0.30	0.75	(14.94)	(14.56)
2021	13.70	16.44	64,288	933,241	1.82	0.30	0.75	(2.00)	(1.56)

Low Duration
2025	11.54	11.67	1,296	14,961	3.95	0.45	0.75	4.33	5.05
2024	10.99	11.18	1,401	15,418	4.00	0.45	0.75	3.75	4.03
2023	10.56	10.78	2,058	21,909	3.60	0.45	0.75	4.19	4.50
2022	10.11	10.35	3,364	34,178	1.61	0.45	0.75	(6.45)	(6.16)
2021	10.77	11.06	4,642	50,688	0.52	0.45	0.75	(1.66)	(1.37)

Commodity Inst
2025	7.75	7.75	4,043	31,340	3.29	0.50	0.50	18.48	18.48
2024	6.54	6.54	582.00	3,808.00	1.50	0.50	0.50	(0.83)	(0.83)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-90

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Pimco, continued:
Real Return
2025	13.00	13.00	2,235	29,049	3.33	0.50	0.50	7.47	7.47
2024	12.10	12.10	189.00	2,290.00	0.63	0.50	0.50	(0.28)	(0.28)
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Short Term
2025	-	-	-	-	-	-	-	-	-
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

DFA:
Bond
2025	13.20	14.44	12,541	156,365	4.16	0.10	0.70	3.63	4.25
2024	12.73	13.85	11,013	132,715	4.91	0.10	0.70	3.91	4.65
2023	10.07	12.17	12,333	141,964	3.21	0.70	0.70	4.32	4.32
2022	9.65	11.66	26,530	300,265	1.67	0.70	0.70	(6.98)	(6.98)
2021	10.37	12.54	22,059	272,535	0.79	0.70	0.70	(1.73)	(1.73)

Small
2025	17.20	30.08	43,432	963,048	4.15	0.50	0.70	36.04	36.31
2024	12.62	22.11	23,765	455,162	3.51	0.50	0.70	(2.78)	3.09
2023	14.34	21.45	22,426	424,395	3.13	0.70	0.70	13.32	13.32
2022	12.65	18.93	24,682	428,026	1.88	0.70	0.70	(18.22)	(18.22)
2021	15.47	23.14	35,336	781,319	2.79	0.70	0.70	13.77	13.77

Value
2025	30.53	33.41	65,598	1,775,938	5.76	0.10	0.70	44.63	45.49
2024	21.11	22.97	39,250	784,976	4.09	0.10	0.70	5.87	7.39
2023	15.74	19.94	37,276	709,265	4.30	0.70	0.70	17.04	17.04
2022	13.44	17.04	44,246	709,933	4.64	0.70	0.70	(4.13)	(4.13)
2021	14.02	17.77	34,872	613,593	4.08	0.70	0.70	17.29	17.29

Fixed
2025	11.39	12.46	143,039	1,622,488	4.56	0.10	0.70	3.61	4.23
2024	10.99	11.96	122,110	1,335,850	5.05	0.10	0.70	4.46	4.74
2023	10.33	10.49	116,178	1,212,098	6.81	0.70	0.70	4.25	4.25
2022	9.91	10.06	29,562	294,561	0.62	0.70	0.70	(1.84)	(1.84)
2021	10.10	10.25	61,667	626,033	0.01	0.70	0.70	(0.88)	(0.88)

FS-91

6. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Large
2025	64.52	70.61	15,567	862,763	1.62	0.10	0.70	15.02	15.71
2024	56.10	61.02	19,421	976,853	2.09	0.10	0.70	2.61	12.59
2023	35.28	49.82	18,725	839,726	2.17	0.70	0.70	10.15	10.15
2022	32.03	45.23	19,390	771,952	1.58	0.70	0.70	(5.54)	(5.54)
2021	33.90	47.88	24,819	1,130,357	1.85	0.70	0.70	26.15	26.15

Targeted
2025	48.56	53.14	19,594	810,082	1.55	0.10	0.70	8.19	8.84
2024	44.88	48.82	24,468	1,029,828	1.47	0.10	0.70	5.90	7.38
2023	29.19	41.80	23,065	922,051	1.54	0.70	0.70	19.20	19.20
2022	24.49	35.07	29,354	958,629	1.34	0.70	0.70	(4.88)	(4.88)
2021	25.75	36.86	33,354	1,086,101	1.56	0.70	0.70	38.71	38.71

Global
2025	19.81	23.00	8,354	173,896	3.28	0.50	0.70	13.89	14.11
2024	17.36	20.20	4,596	86,307	2.82	0.50	0.70	2.82	11.21
2023	17.31	18.16	4,931	87,074	2.79	0.70	0.70	13.93	13.93
2022	15.19	15.94	3,986	62,044	2.06	0.70	0.70	(11.58)	(11.58)
2021	17.18	18.03	1,952	34,365	1.74	0.70	0.70	7.29	13.41

Equity
2025	22.87	23.81	78,513	1,801,319	3.30	0.10	0.70	19.11	19.82
2024	19.20	19.87	39,790	768,002	2.18	0.10	0.70	1.79	14.29
2023	16.80	16.88	32,871	553,672	2.66	0.70	0.70	19.31	19.31
2022	14.08	14.14	25,668	362,377	3.03	0.70	0.70	(14.28)	(14.28)
2021	16.43	16.50	9,957.00	164,075.00	4.41	0.70	0.70	23.51	23.51

Columbia:
Small
2025	17.31	17.31	4,870	84,283	1.01	0.50	0.50	14.42	14.42
2024	15.13	15.13	877.00	13,267.00	0.69	0.50	0.50	1.16	1.16
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

Putnam:
International
2025	17.04	17.04	2,566	43,709	-	0.50	0.50	10.06	10.06
2024	-	-	-	-	-	-	-	-	-
2023	-	-	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-	-	-

FS-92

7. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2025	2024
Calvert:
Balanced
Units issued	95,455	87,442
Units redeemed	(234,836)	(70,414)
Net increase(decrease)	(139,381)	17,028

Mid Cap
Units issued	4	350
Units redeemed	(37)	(313)
Net increase(decrease)	(33)	37

Scudder:
Equity 500
Units issued	56	68
Units redeemed	(54)	(3,634)
Net increase(decrease)	2	(3,566)

Small Cap
Units issued	10,613	14,688
Units redeemed	(10,859)	(13,562)
Net increase(decrease)	(246)	1,126

Mid Value
Units issued	15,299	17,288
Units redeemed	(14,842)	(17,661)
Net increase(decrease)	457	(373)

Global
Units issued	5,897	16,698
Units redeemed	(7,196)	(7,876)
Net increase(decrease)	(1,299)	8,822

Alt Asset
Units issued	21	-
Units redeemed	(4)	-
Net increase(decrease)	17	-

Growth
Units issued	3,020	3,866
Units redeemed	(3,448)	(2,175)
Net increase(decrease)	(428)	1,691

FS-93

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity:
Contrafund IC
Units issued	17,275	21,938
Units redeemed	(15,927)	(18,224)
Net increase(decrease)	1,348	3,714

Contrafund SC
Units issued	3,434	3,588
Units redeemed	(17,808)	(3,267)
Net increase(decrease)	(14,374)	321

High Income SC
Units issued	-	-
Units redeemed	(1,428)	(693)
Net increase(decrease)	(1,428)	(693)

Inv. Grade Bond IC
Units issued	142,758	165,624
Units redeemed	(145,894)	(176,835)
Net increase(decrease)	(3,136)	(11,211)

Mid Cap SC
Units issued	7,858	10,428
Units redeemed	(10,997)	(12,267)
Net increase(decrease)	(3,139)	(1,839)

Overseas IC
Units issued	17,278	11,126
Units redeemed	(13,710)	(11,965)
Net increase(decrease)	3,568	(839)

Strategic IC
Units issued	113,905	109,323
Units redeemed	(122,679)	(102,267)
Net increase(decrease)	(8,774)	7,056

Equity Inc. IC
Units issued	14,188	6,507
Units redeemed	(6,898)	(7,351)
Net increase(decrease)	7,290	(844)

FS-94

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Fidelity, continued:
High Income IC
Units issued	19,106	13,114
Units redeemed	(18,856)	(11,299)
Net increase(decrease)	250	1,815

Mid Cap IC
Units issued	6,145	8,408
Units redeemed	(5,266)	(3,154)
Net increase(decrease)	879	5,254

Money Market
Units issued	14,965,521	8,616,898
Units redeemed	(14,572,839)	(9,984,079)
Net increase(decrease)	392,682	(1,367,181)

Emerging Markets
Units issued	3,615	920
Units redeemed	(394)	(5)
Net increase(decrease)	3,221	915

Growth
Units issued	127	2
Units redeemed	(3)	-
Net increase(decrease)	124	2

International
Units issued	21	-
Units redeemed	(4)	-
Net increase(decrease)	17	-

Tech
Units issued	23	5
Units redeemed	(4)	(1)
Net increase(decrease)	19	4

AIM:
Dividend
Units issued	1,650	3,078
Units redeemed	(2,249)	(4,016)
Net increase(decrease)	(599)	(938)

FS-95

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
AIM, continued:
Health
Units issued	1,701	4,336
Units redeemed	(2,315)	(7,754)
Net increase(decrease)	(614)	(3,418)

Technology
Units issued	7,376	9,356
Units redeemed	(11,297)	(12,480)
Net increase(decrease)	(3,921)	(3,124)

Intl. Growth
Units issued	20,441	21,842
Units redeemed	(20,555)	(21,282)
Net increase(decrease)	(114)	560

Franchise
Units issued	517	619
Units redeemed	(343)	(573)
Net increase(decrease)	174	46

Mid Cap
Units issued	18	49
Units redeemed	(64)	(2)
Net increase(decrease)	(46)	47

Bond
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Small Cap
Units issued	7	6,156
Units redeemed	(95)	(21)
Net increase(decrease)	(88)	6,135

Janus:
Growth
Units issued	-	-
Units redeemed	(16)	(28)
Net increase(decrease)	(16)	(28)

FS-96

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Neuberger Berman:
Bond
Units issued	13,134	16,467
Units redeemed	(13,668)	(27,176)
Net increase(decrease)	(534)	(10,709)

Mid-Cap
Units issued	8,571	10,789
Units redeemed	(12,541)	(13,623)
Net increase(decrease)	(3,970)	(2,834)

Equity
Units issued	4,752	20,969
Units redeemed	(6,449)	(28,723)
Net increase(decrease)	(1,697)	(7,754)

Regency
Units issued	145	1,296
Units redeemed	(71)	(2,854)
Net increase(decrease)	74	(1,558)

Rydex:
Nova
Units issued	780	560
Units redeemed	(3,200)	(933)
Net increase(decrease)	(2,420)	(373)

NASDAQ
Units issued	17,734	12,874
Units redeemed	(18,239)	(15,102)
Net increase(decrease)	(505)	(2,228)

Precious Metals
Units issued	161,297	66,389
Units redeemed	(85,597)	(65,328)
Net increase(decrease)	75,700	1,061

Inv. S&P 500
Units issued	768,306	4,913
Units redeemed	(13,152)	(5,619)
Net increase(decrease)	755,154	(706)

FS-97

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Rydex, continued:
Gov. Long Bond
Units issued	3,487	12,281
Units redeemed	(3,639)	(12,195)
Net increase(decrease)	(152)	86

Third Avenue:
Value
Units issued	45,439	76,466
Units redeemed	(41,592)	(85,417)
Net increase(decrease)	3,847	(8,951)

Vanguard:
Equity Index
Units issued	187,492	214,179
Units redeemed	(235,311)	(214,904)
Net increase(decrease)	(47,819)	(725)

Total Bond
Units issued	480,836	479,202
Units redeemed	(437,416)	(382,811)
Net increase(decrease)	43,420	96,391

REIT Index
Units issued	178,426	190,146
Units redeemed	(181,833)	(183,928)
Net increase(decrease)	(3,407)	6,218

Mid-Cap
Units issued	107,439	109,525
Units redeemed	(120,013)	(115,189)
Net increase(decrease)	(12,574)	(5,664)

Stock Market Index
Units issued	89,440	128,919
Units redeemed	(95,273)	(132,306)
Net increase(decrease)	(5,833)	(3,387)

Conservative
Units issued	5,388	10,382
Units redeemed	(1,104)	(7,287)
Net increase(decrease)	4,284	3,095

FS-98

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Vanguard, continued:
Moderate
Units issued	4,893	11,497
Units redeemed	(4,604)	(5,890)
Net increase(decrease)	289	5,607

Short-Term
Units issued	264,565	163,470
Units redeemed	(252,810)	(164,070)
Net increase(decrease)	11,755	(600)

Equity Income
Units issued	78,853	68,046
Units redeemed	(78,580)	(76,314)
Net increase(decrease)	273	(8,268)

Growth
Units issued	113,690	116,985
Units redeemed	(121,244)	(130,421)
Net increase(decrease)	(7,554)	(13,436)

Balanced
Units issued	36,663	49,904
Units redeemed	(46,665)	(61,829)
Net increase(decrease)	(10,002)	(11,925)

High Yield Bond
Units issued	199,731	205,475
Units redeemed	(175,617)	(193,736)
Net increase(decrease)	24,114	11,739

International
Units issued	193,118	224,001
Units redeemed	(191,908)	(233,299)
Net increase(decrease)	1,210	(9,298)

Diversified
Units issued	91,412	97,552
Units redeemed	(90,311)	(107,139)
Net increase(decrease)	1,101	(9,587)

FS-99

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Vanguard, continued:
Small Company Growth
Units issued	129,498	139,950
Units redeemed	(163,953)	(154,807)
Net increase(decrease)	(34,455)	(14,857)

International Stock
Units issued	78,670	64,181
Units redeemed	(64,322)	(34,596)
Net increase(decrease)	14,348	29,585

Global Bond
Units issued	19,726	13,568
Units redeemed	(16,599)	(12,410)
Net increase(decrease)	3,127	1,158

Allspring:
Discovery
Units issued	2,425	2,898
Units redeemed	(3,333)	(4,316)
Net increase(decrease)	(908)	(1,418)

Opportunity
Units issued	4,364	4,686
Units redeemed	(4,166)	(6,487)
Net increase(decrease)	198	(1,801)

Lincoln:
Mid Cap II
Units issued	66,281	105,779
Units redeemed	(66,883)	(47,453)
Net increase(decrease)	(602)	58,326

International II
Units issued	1,485	4,970
Units redeemed	(2,137)	(2,799)
Net increase(decrease)	(652)	2,171

Inflation II
Units issued	44,888	39,756
Units redeemed	(50,687)	(12,485)
Net increase(decrease)	(5,799)	27,271

FS-100

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
American Funds:
IS Growth-Inc
Units issued	1,189	165
Units redeemed	(337)	(136)
Net increase(decrease)	852	29

IS Growth
Units issued	11,814	2,138
Units redeemed	(2,619)	(836)
Net increase(decrease)	9,195	1,302

Blue Chip
Units issued	8,644	5,926
Units redeemed	(5,461)	(4,746)
Net increase(decrease)	3,183	1,180

IS International
Units issued	15,131	4,102
Units redeemed	(13,247)	(2,936)
Net increase(decrease)	1,884	1,166

IS New World
Units issued	7,626	3,824
Units redeemed	(7,231)	(2,767)
Net increase(decrease)	395	1,057

IS Bond
Units issued	2,308	-
Units redeemed	(55)	-
Net increase(decrease)	2,253	-

IS High Income
Units issued	1,745	-
Units redeemed	(12)	-
Net increase(decrease)	1,733	-

Franklin Templeton:
Global Inc.
Units issued	60,247	91,064
Units redeemed	(80,957)	(81,048)
Net increase(decrease)	(20,710)	10,016

FS-101

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS:
Utilities IC
Units issued	6,633	14,340
Units redeemed	(12,603)	(12,900)
Net increase(decrease)	(5,970)	1,440

Mid Cap
Units issued	15,130	24,749
Units redeemed	(27,763)	(24,099)
Net increase(decrease)	(12,633)	650

New Discovery
Units issued	244	-
Units redeemed	(6)	-
Net increase(decrease)	238	-

Research
Units issued	95,604	90,602
Units redeemed	(99,600)	(88,878)
Net increase(decrease)	(3,996)	1,724

Small Cap
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Conservative All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Global RE
Units issued	1,129	-
Units redeemed	(8)	-
Net increase(decrease)	1,121	-

Growth
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

FS-102

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
MFS, continued:
Mid Cap Value
Units issued	1,460	-
Units redeemed	(4)	-
Net increase(decrease)	1,456	-

Moderate All
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

Summit:
EAFE Intl.
Units issued	1,847	1,045
Units redeemed	(1,437)	(1,229)
Net increase(decrease)	410	(184)

S&P MidCap
Units issued	-	-
Units redeemed	(4)	(4)
Net increase(decrease)	(4)	(4)

S&P 500
Units issued	9,606	8,767
Units redeemed	(11,854)	(9,574)
Net increase(decrease)	(2,248)	(807)

Russell Small Cap
Units issued	5,631	10,409
Units redeemed	(6,553)	(9,273)
Net increase(decrease)	(922)	1,136

Moderate
Units issued	18,404	19,506
Units redeemed	(18,930)	(19,022)
Net increase(decrease)	(526)	484

Mod. Growth
Units issued	49,834	50,170
Units redeemed	(52,487)	(50,794)
Net increase(decrease)	(2,653)	(624)

FS-103

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Summit, continued:
Growth
Units issued	5,916	2,807
Units redeemed	(4,567)	(2,893)
Net increase(decrease)	1,349	(86)

Nasdaq-100 Index
Units issued	108	99
Units redeemed	(67)	(37)
Net increase(decrease)	41	62

T. Rowe:
Blue Chip
Units issued	56,648	95,582
Units redeemed	(70,776)	(103,541)
Net increase(decrease)	(14,128)	(7,959)

Morgan Stanley:
Emerging Markets
Units issued	92,526	91,942
Units redeemed	(119,384)	(94,222)
Net increase(decrease)	(26,858)	(2,280)

Pimco:
Commodity
Units issued	146,683	122,987
Units redeemed	(139,670)	(132,845)
Net increase(decrease)	7,013	(9,858)

Total Return
Units issued	122,381	155,164
Units redeemed	(135,945)	(170,060)
Net increase(decrease)	(13,564)	(14,896)

Low Duration
Units issued	1,444	4,242
Units redeemed	(1,549)	(4,899)
Net increase(decrease)	(105)	(657)

Commodity Inst
Units issued	6,858	1,349
Units redeemed	(3,397)	(767)
Net increase(decrease)	3,461	582

FS-104

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
Pimco, continued:
Real Return
Units issued	2,089	203
Units redeemed	(43)	(14)
Net increase(decrease)	2,046	189

Short Term
Units issued	-	-
Units redeemed	-	-
Net increase(decrease)	-	-

DFA:
Bond
Units issued	13,128	11,946
Units redeemed	(11,600)	(13,266)
Net increase(decrease)	1,528	(1,320)

Small
Units issued	52,318	11,827
Units redeemed	(32,651)	(10,488)
Net increase(decrease)	19,667	1,339

Value
Units issued	119,033	61,976
Units redeemed	(92,685)	(60,002)
Net increase(decrease)	26,348	1,974

Fixed
Units issued	45,140	13,246
Units redeemed	(24,211)	(7,314)
Net increase(decrease)	20,929	5,932

Large
Units issued	5,454	7,090
Units redeemed	(9,308)	(6,394)
Net increase(decrease)	(3,854)	696

Targeted
Units issued	12,175	8,977
Units redeemed	(17,049)	(7,574)
Net increase(decrease)	(4,874)	1,403

FS-105

7. CHANGES IN UNITS OUTSTANDING, continued

	2025	2024
DFA, continued:
Global
Units issued	4,092	1,857
Units redeemed	(334)	(2,192)
Net increase(decrease)	3,758	(335)

Equity
Units issued	57,070	12,701
Units redeemed	(18,347)	(5,782)
Net increase(decrease)	38,723	6,919

Columbia:
Small
Units issued	4,141	889
Units redeemed	(148)	(12)
Net increase(decrease)	3,993	877

Putnam:
International
Units issued	2,576	-
Units redeemed	(10)	-
Net increase(decrease)	2,566	-

FS-106

AMERITAS LIFE INSURANCE CORP.

________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF

DECEMBER 31, 2025 AND 2024 AND FOR EACH OF THE

THREE YEARS ENDED DECEMBER 31, 2025

SUPPLEMENTAL SCHEDULES AS OF AND FOR THE

YEAR ENDED DECEMBER 31, 2025

AND INDEPENDENT AUDITOR'S REPORT

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinions

We have audited the statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the balance sheets - statutory basis as of December 31, 2025 and 2024, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements - statutory basis (collectively referred to as the "statutory basis financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

1

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

•         Exercise professional judgment and maintain professional skepticism throughout the audit.

•         Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

•         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•        Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

•        Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 30, 2026

2

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3

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2025	2024
Bonds	$ 12,904,203	$ 12,109,742
Preferred stocks	—	2,828
Common stocks	478,370	483,188
Mortgage loans	2,436,818	2,300,251
Real estate:
Properties occupied by the company	32,225	38,470
Properties held for the production of income	26,423	4,732
Cash, cash equivalents, and short-term investments	341,551	201,163
Contract loans	967,549	851,561
Other investments	1,600,111	1,495,017
Total Cash and Invested Assets	18,787,250	17,486,952

Investment income due and accrued	150,555	145,519
Deferred and uncollected premiums	110,048	109,647
Federal income tax recoverable	—	3,032
Net deferred income tax asset	117,529	125,426
Funds held under coinsurance - affiliate	33,327	33,945
Other admitted assets	152,542	138,472
Separate account assets	11,287,354	10,756,291
Total Admitted Assets	$ 30,638,605	$ 28,799,284

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$ 14,373,108	$ 13,684,723
Deposit-type funds	1,409,540	1,192,888
Reserves for unpaid claims	153,178	153,824
Dividends payable to policyholders	31,150	28,994
Interest maintenance reserve	40,430	48,625
Accrued commissions, expenses and insurance taxes	155,500	152,753
Federal income taxes payable	30,202	—
Asset valuation reserve	325,047	354,449
Other liabilities	664,851	545,291
Separate account liabilities	11,287,354	10,756,291
Total Liabilities	28,470,360	26,917,838

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	496,449	431,449
Surplus notes	49,993	49,984
Unassigned surplus	1,619,303	1,397,513
Total Capital and Surplus	2,168,245	1,881,446
Total Liabilities, Capital and Surplus	$ 30,638,605	$ 28,799,284

The accompanying notes are an integral part of these statutory basis financial statements.

4

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
Premiums and Other Revenue
Premiums, net	$ 3,951,843	$ 4,210,410	$ 3,779,855
Net investment income	893,742	806,210	622,185
Commissions and expense allowances on reinsurance ceded	41,158	34,784	33,566
Modco reinsurance adjustment – affiliate	2,474	9,968	11,843
Income from fees associated with separate accounts	68,559	69,115	63,552
Miscellaneous income	52,936	55,982	62,673
Total Premiums and Other Revenue	5,010,712	5,186,469	4,573,674

Expenses
Benefits to policyholders	4,038,904	4,038,081	3,358,782
Change in reserves for life, accident and health policies	682,854	1,135,517	636,666
Commissions	343,882	372,384	318,711
General insurance expenses	588,755	587,818	589,251
Taxes, licenses and fees	58,206	67,561	59,330
Net transfers from separate accounts	(911,109)	(951,350)	(487,201)
Total Expenses	4,801,492	5,250,011	4,475,539

Gain (Loss) from Operations before Dividends, Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	209,220	(63,542)	98,135
Dividends to policyholders	29,550	30,907	25,630
Gain (Loss) from Operations before Federal Income Tax
Expense (Benefit) and Net Realized Capital Gains	179,670	(94,449)	72,505
Federal income tax expense (benefit)	16,986	(16,252)	31,114
Gain (Loss) from Operations before Net Realized Capital Gains	162,684	(78,197)	41,391
Net realized capital gains, net of taxes	41,778	44,770	32,387
Net Income (Loss)	204,462	(33,427)	73,778

Surplus notes
Surplus notes amortization	9	9	9
Additional paid in capital
Capital contribution from parent	65,000	—	—
Unassigned surplus
Change in unrealized gains, net of tax	23,635	23,633	50,539
Change in net deferred income taxes	5,918	29,059	65,216
Change in nonadmitted assets	(36,073)	(41,149)	(50,383)
Change in asset valuation reserve	29,402	(17,539)	(72,433)
Change in unrecognized actuarial losses on pension, net of tax	(607)	(37)	(250)
Amortization of reinsurance gain, net of tax (Note 13)	(4,947)	(4,266)	(3,954)
Dissolution of subsidiary (Note 2)	—	—	(95,745)
Cumulative effect of change in accounting principle (Note 1)	—	—	58,822
Net Change in Capital and Surplus	286,799	(43,717)	25,599

Capital and Surplus at the Beginning of the Year	1,881,446	1,925,163	1,899,564
Capital and Surplus at the End of Year	$ 2,168,245	$ 1,881,446	$ 1,925,163

The accompanying notes are an integral part of these statutory basis financial statements.

5

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2025	2024	2023
OPERATING ACTIVITIES
Premium collected net of reinsurance	$ 3,945,890	$ 4,236,530	$ 3,783,194
Net investment income received	901,250	801,523	620,675
Miscellaneous income	163,016	160,112	160,206
Benefits paid to policyholders	(4,029,025)	(4,010,542)	(3,377,550)
Net transfers from separate accounts	907,358	959,589	490,322
Commissions, expenses and taxes paid	(995,884)	(1,021,655)	(945,340)
Dividends paid to policyholders	(27,393)	(27,516)	(23,832)
Federal income taxes received (paid)	5,213	(27,086)	(17,142)
Net Cash from Operating Activities	870,425	1,070,955	690,533

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,376,607	1,665,850	1,300,512
Cost of investments acquired	(3,327,033)	(2,609,281)	(1,605,951)
Net change in contract loans	(115,721)	(119,637)	(118,593)
Net Cash from Investing Activities	(1,066,147)	(1,063,068)	(424,032)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	216,654	22,451	(417)
Proceeds from capital contributions	65,000	—	—
Proceeds from borrowings	—	107	167,500
Redemptions of borrowings	(2,959)	—	(262,500)
Other miscellaneous, net	57,415	13,837	(56,338)
Net Cash from Financing and Miscellaneous Activities	336,110	36,395	(151,755)

Net Change in Cash, Cash Equivalents and Short-Term Investments	140,388	44,282	114,746

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	201,163	156,881	42,135

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$ 341,551	$ 201,163	$ 156,881

Non-cash transactions from operating, investing and financing activities:
Exchanges of bonds and stocks	$ 183,673	$ 41,833	$ 16,375
Real estate acquired through mortgage loan foreclosure	14,055	—	—
Transfer of bonds to other invested assets	2,633	—	—
Acquisition of stock from alternative partnerships	195	—	—
Bonds converted to stocks	—	5,161	—
Recognized commitments for low income housing investments (Note 3)	—	2,932	18,069
Net assets (liabilities) acquired from dissolution of subsidiary (Note 2)	—	—	(3,296)
Disposal of investment from dissolution of subsidiary (Note 2)	—	—	(92,609)

The accompanying notes are an integral part of these statutory basis financial statements.

6

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2025, 2024 and 2023

(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly-owned subsidiary of Ameritas Holding Company (AHC), which is a wholly-owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary, Ameritas Investment Company, LLC (AIC), a broker dealer, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), a registered investment advisor.

The Company has established three Closed Blocks of policies: (a) the first on October 1, 1998, (b) the second on July 1, 2005, and (c) the third on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under the arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company operates in 49 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (the Department). Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI).

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds and redeemable preferred stock are generally reported at amortized cost, with certain NAIC designated securities reported at the lower of amortized cost or fair value and adjustments to fair value reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

7

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, the cost basis of an impaired issuer credit obligations or asset-backed security is written down to fair value when a decline in value is considered other-than-temporary. The full impairment loss is recognized in income. Under U.S. GAAP, credit-related impairment to a debt security is recorded through an allowance in income, with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, investments in unaffiliated common stocks are stated at fair value with changes in fair value recognized in unrealized gains (losses) on investments, a component of surplus. Under GAAP, common stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Under NAIC SAP, a mortgage loan is impaired when it it is probable the Company will be unable to collect all amounts contractually due. Impairments are evaluated on an individual basis. Under GAAP, a mortgage loan is stated at amortized cost less an allowance based on expected lifetime credit loss. Collectibility is measured on a collective basis for assets with similar risk characteristics.

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Under NAIC SAP, limited partnerships are stated at the underlying audited GAAP equity value with the change in valuation reflected in unrealized gains (losses), net of tax in unassigned surplus. Income distributions from the limited partnerships are reported as net investment income when declared, to the extent that they are not in excess of the undistributed accumulated earnings, in the statement of operations and changes in capital and surplus on a NAIC SAP basis. Under GAAP, the change in valuation as well as the income distributions are reflected in either net investment income or as a realized capital gain or loss depending on the underlying investments.

The asset valuation reserve (AVR) and interest maintenance reserve (IMR) are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, costs related to successful acquisitions are capitalized and charged to operations on a constant level basis over the expected term of the related insurance contracts.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as nonadmitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

8

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC. For policies subject to formulaic reserving method, a prescribed limited range of assumptions, such as mortality, morbidity and interest assumptions and economic market information are used. For policies subject to Principle Based Reserving method, a wider range of the Company’s own assumptions are considered, subject to prescribed rule based regulatory requirements. Under GAAP, policy reserves are based on relevant actual cash flows and the Company’s own assumptions such as morbidity, mortality, and lapse; as well as market-observable discount rates and other economic information.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date based on the best available estimate of the amount of dividends to be paid.

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, to qualify for risk transfer and be accounted for as reinsurance an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and any asset balances nonadmitted. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and is annually analyzed for impairment which would be reported as a recognized loss into earnings.

Under NAIC SAP, the Statements of Cash Flow – Statutory Basis reflects changes in cash, cash equivalents, and short-term investments with remaining maturities when purchased of one year or less. Under GAAP, the statement of cash flows reflects changes in cash and investments with original maturities when purchased of three months or less.

Comprehensive income and its components are not presented under NAIC SAP.

9

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows: issuer credit obligations and asset-backed securities with NAIC ratings 1-5 are stated at amortized cost. Issuer credit obligations and asset-backed securities with a NAIC rating of 6 are stated at the lower of amortized cost or fair value. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for asset-backed securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all asset-backed securities of high credit quality. The prospective method is used to value investments with significant changes in cash flow or of lower credit quality.

Common stocks are reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $114,509 and $102,398 at December 31, 2025 and 2024, respectively.

Mortgage loans are stated at the unpaid principal balance adjusted for unamortized discounts or premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are recorded at the lower of unamortized cost and the fair value of the collateral, less estimated selling cost, if deemed other than temporarily impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties. Fair value for impaired commercial real estate is determined by valuations based on external appraisals. Real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with maturity of three months or less at the date acquired. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Contract loans are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a nonadmitted asset.

A carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying audited GAAP equity of these investments. Income from these investments is recognized when declared, to the extent that they are not in excess of the undistributed accumulated earnings. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2025	2024
AIC	$ 18,043	$ 14,266
VCA [1]	535	524
AAS [1]	1,744	402
Total	$ 20,322	$ 15,192

1 VCA and AAS did not have GAAP audits performed, so the Company nonadmits these assets.

Other investments also include collateral loans, surplus debentures, residual tranches, and low-income housing tax credits carried under the proportional amortized cost method. Other-than-temporary impairments on other investments of $8,161, $1,000, and $3,256 were recorded as realized losses during 2025, 2024, and 2023, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

10

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. At December 31, 2025, and 2024, respectively, the notional amount of the equity and treasury futures contracts bought by the Company was $123,000, and $144,100, and the notional amount of the equity and treasury futures contracts sold was $118,915, and $144,100.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2025 and 2024 was $16,974 and $22,780, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells call options (Over the Counter "OTC" index call options) to hedge variable annuity, fixed index annuity, and index universal life insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 23, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells exchange traded index call options (exchange traded index call options) based on multiple equity indices to hedge fixed index annuity contracts and index universal life contracts. The Company has purchased and written exchange traded index call options that expire through June 17, 2027. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.

The Company purchases and sells exchange traded put options (equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the equity put options expire without value.

11

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, cash flows in one currency for cash flows in another currency. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and qualitatively assessed, at least quarterly, throughout the life of the designated hedging relationship.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties on its OTC derivative positions. The Company manages its exposure to credit risk by utilizing highly rated counterparties and uses master netting agreements (MNAs) which permit either party to net payments due to exposure. Collateral is either pledged or received when certain predetermined exposure limits are exceeded. The Company had collateral pledged from counterparties of $30,000, and $10,000 which is included in other liabilities on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. The Company had $1,991 and $4,981 of collateral pledged to counterparties included in bonds on the Statutory Balance Sheet as of December 31, 2025 and 2024, respectively. There are no losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, exchange traded index call options, and equity put options) are carried at their fair value with changes recorded through unrealized capital gains (losses). Options with a positive fair value or carrying value are reported as other investments in the Balance Sheets – Statutory Basis. Options with a negative fair value or carrying value are reported as other liabilities in the Balance Sheets – Statutory Basis.

Cash flows related to the gains and losses from options, opening and closing marks for futures, and interest payments from currency swaps are reflected in net investment income received in the Statement of Cash Flows - Statutory Basis. Cash flows related to long options' open, closed, and the mark-to-market transactions, futures mark-to-market, and currency swap open and close transactions are reflected in proceeds from investments sold, matured or repaid and cost of investments acquired in the Statement of Cash Flows - Statutory Basis. Cash flows related to short options' open, closed and the mark-to-market transactions are reflected in other miscellaneous, net in the Statement of Cash Flows - Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments when fair value is positive and other liabilities when fair value is negative in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

12

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps included in other investments in the Balance Sheets - Statutory Basis as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned - gross asset	$ 4,226,896	$ 3,712,055	$ 332,848	$ 202,246
OTC index call option contracts written - gross liability	1,950,496	1,411,000	(152,404)	(86,294)
Exchange traded index call option contracts owned	2,094,868	2,079,595	322,150	273,603
Foreign currency swaps - gross liability	—	22,321	—	(664)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	24,058	178,474	1,724	11,461
Foreign currency swaps - gross liability	10,882	39,728	(864)	(1,920)

The fair value of the related derivative liabilities included in other liabilities in the Balance Sheets - Statutory Basis are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Notional Amount		Fair Value
	2025	2024	2025	2024
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	$ 1,991,038	$ 2,001,383	$ 176,900	$ 145,709
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - gross asset	59,710	—	(2,757)	—
Foreign currency swaps - gross liability	191,683	—	14,825	—

13

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in net investment income and change in unrealized gains (losses) in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures and foreign currency swaps are as follows:

	Amount Recognized
	2025	2024	2023
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	$ 15,765	$ 32,236	$ (15,207)
Exchange traded index call option contracts - closed	62,163	32,276	6,913
Equity put option contracts - closed	(190)	(80)	(16)
Futures contracts - closed	(7,146)	(19,020)	(36,224)
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - closed	—	—	1,172
Foreign currency swaps - open	4,111	2,655	—
Total recognized in net investment income	$ 74,703	$ 48,067	$ (43,362)
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	$ 38,292	$ (15,988)	$ 37,212
Exchange traded index call option contracts - open	12,855	19,200	30,723
Futures contracts - open	47	(8,508)	8,028
Foreign currency swaps - open	—	(664)	—
Derivatives Designated as Fair Value Hedges:
Foreign currency swaps - open	(19,270)	10,379	2,832
Total recognized in change in unrealized gains (losses)	$ 31,924	$ 4,419	$ 78,795

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued, excluding contract loans, with amounts over 90 days past due is nonadmitted. Interest income due and accrued for contract loans in excess of the cash surrender value is nonadmitted.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For issuer credit obligations, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For asset-backed securities, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Nonadmitted Assets

In accordance with NAIC SAP, certain assets, designated as nonadmitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to unassigned surplus. Nonadmitted assets consist primarily of a portion of deferred income tax assets, contract loans, prepaid expenses, advances to agents, unearned annualized commissions, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total nonadmitted assets were $308,755 and $272,682 at December 31, 2025 and 2024, respectively.

14

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Furniture and Equipment

Electronic data processing (EDP) equipment and operating software are carried at cost of $11,409 and $14,523 less accumulated depreciation of $10,128 and $12,202 at December 31, 2025 and 2024, respectively. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company calculated amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $11,379, $8,285, and $8,098, was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2025, 2024, and 2023 respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves are established to provide amounts adequate to discharge estimated future policy obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are determined using the Commissioners’ Reserve Valuation Method or Net Level Premium Method, or, where applicable, under the principle-based reserve requirements of VM-20, using prescribed interest and mortality assumptions and other assumptions consistent with regulatory guidance.

Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method with applicable statutory interest and mortality assumptions. Reserves for variable annuities are determined in accordance with VM-21, based on a conditional tail expectation 70 stochastic reserve and any additional standard projection amount required, using a prescribed set of economic scenarios and assumptions as defined by VM-21.

Tabular interest, less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality and morbidity tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historical claim lags, with adjustments based on the current level of pending/unprocessed claims, and relative to the historical levels during the time period used to generate claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. An additional liability is recorded for claim adjustment expenses corresponding to the unpaid claims.

15

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Issued and incurred claims are generated based on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Dividends to policyholders also include reinsurance assumed business. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $22,362,038, or 19.0%, and $22,397,605, or 17.8%, of the individual life policies in force as of December 31, 2025 and 2024, respectively.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $7,932, $7,780, and $9,711 for 2025, 2024, and 2023, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts. In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Leases
The Company leases and subleases office space under operating lease agreements that expire at various dates through 2030. Certain rental commitments have renewal options extending through the year 2030. Some of these leases include escalation clauses, which vary with levels of operating expense. The impact of these leases, including future minimum lease payments under noncancellable operating leases, were not material for 2025, 2024, and 2023.

16

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2025 and 2024.

The Company is subject to taxation in the United States and various states. The Company is not subject to examinations by tax authorities for years before 2022.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes, including policies and related impacts from pandemics or other public health issues. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

The NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 26 – Bonds, and SSAP No. 43R – Asset-Backed Securities, SSAP No. 2R – Cash, Cash Equivalents, Drafts, and Short-Term Investments, SSAP No. 21R – Other Admitted Assets, as part of the Principles-Based Bond Project. The amended guidance, effective January 1, 2025, provides criteria for distinguishing bonds from other types of investments, further restricts the investments that are permitted for cash equivalent or short-term reporting and provides guidance for debt securities that do not qualify as bonds under the principles-based bond definition. The adoption of this guidance was not material to the Company’s statutory financial statements.

Accounting Changes

During 2023, the Company changed its method of accounting for distributions received from joint ventures, partnerships, and limited liability companies to include fair value adjustments in addition to accumulated earnings in order to better align with the U.S. GAAP equity of the investee. The change resulted in a decrease in net unrealized capital gains (losses), less capital gains tax of $58,822 as of December 31, 2023.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Merger

Effective October 1, 2023, Select Benefits Group, LLC (Dental Select), a third-party administrator (TPA) for dental and vision plans, was merged into the Company with the Company assuming net liabilities of $3,296. In the Summary of Operations and Changes in Capital and Surplus - Statutory Basis, the Company recorded a charge of $92,822 for the write-off of embedded goodwill and reversed unrealized losses of $28,074, net of taxes, for a net charge to surplus of $64,748.

17

NOTE 3 - INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Issuer Credit Obligations:
U.S. Government Obligations	$ 11,663	$ 53	$ (56)	$ 11,660
Non-U.S. Sovereign Jurisdiction Securities	62,333	1,652	(379)	63,606
Municipal Bonds – Special Revenues	88,568	778	(2,989)	86,357
Corporate Bonds (Unaffiliated)	8,301,299	105,950	(725,923)	7,681,326
Single Entity Backed Obligations (Unaffiliated)	18,425	—	(1,008)	17,417
SVO-Identified Bond Exchange Traded Funds – Systematic Value	537	22	—	559
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	589,983	6,947	(43,550)	553,380
Other Issuer Credit Obligations (Unaffiliated)	15,600	25	(240)	15,385
Total Issuer Credit Obligations	9,088,408	115,427	(774,145)	8,429,690

18

NOTE 3 - INVESTMENTS, (continued)

December 31, 2025
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Asset-Backed Securities:
Financial Asset-Backed – Self-Liquidating:
Agency Residential Mortgage-Backed Securities – Guaranteed	178,621	2,174	(7,745)	173,050
Agency Commercial Mortgage-Backed Securities – Guaranteed	248,747	223	(5,749)	243,221
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed	83,560	100	(7,490)	76,170
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed	33,828	1,421	(198)	35,051
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	390,430	3,501	(21,761)	372,170
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	218,565	532	(125)	218,972
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	1,443,370	3,856	(7,363)	1,439,863
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	284,356	1,605	(8,085)	277,876
Total Financial Asset-Backed - Self-Liquidating	2,881,477	13,412	(58,516)	2,836,373
Financial Asset-Backed – Not Self-Liquidating:
Equity Backed Securities (Unaffiliated)	80,909	1,521	(283)	82,147
Other Financial Asset-Backed Securities – Not Self-Liquidating (Unaffiliated)	378,372	—	(133)	378,239
Total Financial Asset Backed - Not Self-Liquidating	459,281	1,521	(416)	460,386
Non-Financial Asset-Backed Securities – Practical Expedient:
Lease-Backed Securities – Practical Expedient (Unaffiliated)	142,314	754	(12,157)	130,911
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	753	—	—	753
Total Non-Financial Asset-Backed Securities – Practical Expedient	143,067	754	(12,157)	131,664
Non-Financial Asset-Backed Securities – Full Analysis:
Lease-Backed Securities – Full Analysis (Unaffiliated)	175,496	1,030	(6,240)	170,286
Other Non-Financial Asset-Backed Securities – Full Analysis (Unaffiliated)	146,452	1,518	(3,727)	144,243
Total Non-Financial Asset-Backed Securities – Full Analysis	321,948	2,548	(9,967)	314,529
Total Asset-Backed Securities	3,805,773	18,235	(81,056)	3,742,952

Total Bonds	$ 12,894,181	$ 133,662	$ (855,201)	$ 12,172,642

December 31, 2024
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$ 81,536	$ 3	$ (11,187)	$ 70,352
All other governments	51,830	323	(1,673)	50,480
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	200,140	20	(17,704)	182,456
Hybrid securities	5,137	2	(298)	4,841
Industrial and miscellaneous	11,779,827	62,758	(1,057,702)	10,784,883
Total bonds	$ 12,118,470	$ 63,106	$ (1,088,564)	$ 11,093,012

19

NOTE 3 - INVESTMENTS, (continued)

The amortized cost of bonds was increased by $10,022 and reduced by $8,728 at December 31, 2025 and December 31, 2024, respectively, as a result of cumulative fair value adjustments to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $12,904,203 and $12,109,742, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2025 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$ 304,866	$ 303,302
Due after one year through five years	1,509,437	1,485,205
Due after five years through ten years	2,611,142	2,564,487
Due after ten years	8,468,736	7,819,648
Total bonds	$ 12,894,181	$ 12,172,642

Proceeds from the sales of bonds were $733,936, $388,956, and $308,442 for the years ended December 31, 2025, 2024, and 2023, respectively.

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2025	2024	2023
Bonds:
Gross realized capital gains on sales	$ 10,730	$ 12,380	$ 7,070
Gross realized capital losses on sales	(16,042)	(10,149)	(9,335)
Net realized capital gains (losses) on sales	(5,312)	2,231	(2,265)
Other, including impairments and net gain on dispositions other than sales	(817)	(2,880)	(5,148)
Total bonds	(6,129)	(649)	(7,413)
Preferred stocks	539	272	(618)
Common stocks	49,783	47,308	33,983
Mortgage loans	(902)	(296)	(2,040)
Real estate	(6,202)	379	2,285
Other investments	15,463	10,371	12,092
Realized capital gains before federal income taxes and transfer to IMR	52,552	57,385	38,289
Realized capital gains (losses) transferred to IMR	(332)	714	(2,708)
Federal income tax expense	11,106	11,901	8,610
Net realized capital gains	$ 41,778	$ 44,770	$ 32,387

The Company sold common stock with a fair market value of $50,200 and a book adjusted carrying value of $32,412 to AHC on December 23, 2024 for cash consideration of $50,200. The sale resulted in a realized gain of $17,788.

20

NOTE 3 - INVESTMENTS, (continued)

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit, inclusive of the existing funding agreements) up to $1,175,594 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.0% of the advances less the amount of the asset-based membership stock held. As of December 31, 2025 and 2024, the Company did not have any FHLB membership stock eligible for redemption. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit as of December 31, 2025 and 2024, respectively.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2025	2024
Membership stock - class A	$ 408	$ 397
Membership stock - class B	33,288	21,928
Excess stock	721	645
Aggregate total	$ 34,417	$ 22,970
Actual borrowing capacity as determined by the insurer	$ 1,175,594	$ 852,634

The related reserves of $903,171 and $702,681 are reported in deposit-type funds on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024, respectively.

The values of the collateral pledged to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,166,792
Carrying value	1,652,068	1,290,524
Aggregate total borrowing - funding agreements	900,000	700,000

The maximum amount of collateral pledged to the FHLB during the years ended December 31 is as follows:

	General Account
	2025	2024
Fair value	$ 1,585,637	$ 1,386,123
Carrying value	1,652,068	1,436,940
Amount borrowed at time of maximum collateral - funding agreements	900,000	700,000
Amount borrowed at time of maximum collateral - lines of credit	61,455	—

There are prepayment penalties on the Company's funding agreements.

21

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

	December 31, 2025				December 31, 2024
			Percentage				Percentage
Restricted Asset Category	Total Gross Assets Current Year	Total Admitted Gross Assets Current Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets	Total Gross Assets Prior Year	Total Admitted Gross Assets Prior Year	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Restricted Assets
FHLB capital stock	$ 34,417	$ 34,417	0.1%	0.1%	$ 22,970	$ 22,970	0.1%	0.1%
Bonds on deposit with states	121,097	121,097	0.4%	0.4%	144,792	144,792	0.5%	0.5%
Pledged as collateral to FHLB (including assets backing funding agreements)	1,652,068	1,652,068	5.3%	5.4%	1,290,524	1,290,524	4.4%	4.5%
Pledged as collateral not captured in other categories:
Derivatives	18,965	18,965	0.1%	0.1%	27,761	27,761	0.1%	0.1%
Other restricted assets:
Policy loans reinsurance assumed	102,600	102,600	0.3%	0.3%	107,429	107,429	0.4%	0.4%
Bonds and short-term investments reinsurance assumed *	873,122	873,122	2.8%	2.8%	886,156	886,156	3.0%	3.1%
Collateral assets received and on balance sheet**	30,000	30,000	0.1%	0.1%	10,000	10,000	0.0%	0.0%
Separate account assets held under modco reinsurance agreements	103,278	103,278	0.3%	0.3%	100,804	100,804	0.3%	0.4%
Total restricted assets	$ 2,935,547	$ 2,935,547	9.4%	9.5%	$ 2,590,436	$ 2,590,436	8.8%	9.1%

* Includes investment income due and accrued
** Reported in cash, cash equivalents and short-term investments on the Statutory Balance Sheet.

The Company had $103,278 and $100,804 of separate account assets and recognized obligations under modco reinsurance agreements in Schedule D, Part 2, Section 2 of it separate accounts statutory financials as of December 31, 2025 and 2024, respectively. These assets represented 0.9% of both total separate account assets and total admitted separate account assets and liabilities for both years. The underlying invested assets are not related or affiliated with the reinsurer.

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Issuer Credit Obligations	$ 2,332,150	$ (82,317)	$ 5,415,054	$ (691,828)	7,747,204	(774,145)
Asset-Backed Securities	1,632,317	(14,884)	1,006,949	(66,172)	2,639,266	(81,056)
Common stocks	110,577	(1,434)	25,067	(1,371)	135,644	(2,805)
Total	$ 4,075,044	$ (98,635)	$ 6,447,070	$ (759,371)	$ 10,522,114	$ (858,006)

22

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$ 3,568	$ (345)	$ 66,750	$ (10,842)	$ 70,318	$ (11,187)
All other governments	35,757	(1,067)	9,550	(606)	45,307	(1,673)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	58,261	(2,452)	122,344	(15,252)	180,605	(17,704)
Hybrid securities	1,056	(67)	3,785	(231)	4,841	(298)
Industrial and miscellaneous	3,403,375	(198,644)	6,084,379	(859,058)	9,487,754	(1,057,702)
Total bonds	3,502,017	(202,575)	6,286,808	(885,989)	9,788,825	(1,088,564)
Preferred stocks	609	—	2,175	(130)	2,784	(130)
Common stocks	144,533	(1,842)	27,841	(1,658)	172,374	(3,500)
Total	$ 3,647,159	$ (204,417)	$ 6,316,824	$ (887,777)	$ 9,963,983	$ (1,092,194)

The Company considers various factors when considering if a decline is other-than-temporary, including the size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security for a period of time sufficient to allow for a recovery in value. The Company has determined that such declines are temporary in nature.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to the magnitude of the unrealized loss; the volatility of the investment; analyst recommendations, price targets and NAIC ratings; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. During 2025, 2024, and 2023, based on an evaluation of these factors, the realized losses for other-than-temporary impairments recognized by the Company on unaffiliated common stocks were not material.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2025 and 2024, bonds at book/adjusted carrying value totaling $279,259 and $436,189, respectively, (2.2% and 3.5%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2025, 2024, and 2023, the realized losses for other-than-temporary impairments recognized by the Company on bonds were not material. The Company did not recognize any other-than-temporary impairments on asset-backed and structured security investments in 2025 and 2024.

23

NOTE 3 - INVESTMENTS, (continued)

A summary of asset-backed security and structured security investments included with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2025
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Asset-backed securities	$ 605,985	$ 596,083	$ (9,902)	$ 933,591	$ 862,414	$ (71,177)

December 31, 2024
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured Securities	$ 193,033	$ 187,385	$ (5,648)	$ 1,305,594	$ 1,203,661	$ (101,933)

Mortgage Loans

For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2025	2024
DSCR distribution
Below 1.0	$ 79,426	$ 72,947
1.0 - 1.2	107,308	147,689
1.2 - 1.5	358,278	398,826
Greater than 1.5	1,882,371	1,669,985
Total	$ 2,427,383	$ 2,289,447

Mortgage loans with a DSCR below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2025	2024
Loan to value
Below 60%	$ 9,435	$ 8,786
60-75%	—	2,018
Total	$ 9,435	$ 10,804

24

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the commercial loans held by the Company is summarized as follows:

	December 31
	2025	2024
Recorded investment (all)
Current	$ 2,435,704	$ 2,292,386
30-59 days past due	—	—
60-89 days past due	—	2,469
90-179 days past due	—	—
180+ days past due	1,114	5,396
Accruing Interest 180+ Days Past Due
Recorded investment	1,114	5,396
Interest accrued	56	124
Participant or co-lender in a mortgage loan agreement
Recorded investment	211	312

At December 31, 2025, the average size of an individual commercial mortgage loan was $2,826. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. As of December 31, 2025, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.85% and 2.85% for commercial mortgage loans.

In 2025 and 2024, the Company had 118 and 91, respectively, commercial loans acquired or with additions to existing loans at the maximum and minimum rates of interest of 8.68% and 8.68%, respectively, and 4.60% and 4.55%, respectively, totaling $458,898 and $335,896, respectively.

Commercial mortgage loans are evaluated individually for impairment. The Company's impairments for commercial loans and interest income on impaired commercial mortgage loans was not material for December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025 and 2024, no impaired commercial mortgage loans were on nonaccrual status under SSAP No 34, paragraph 6.

In 2025, the Company had $36,954 aggregate amount of mortgage loans derecognized as a result of foreclosure, $14,055 real estate collateral recognized, and $22,732 other collateral recognized. In 2024, the Company had no mortgage loans derecognized as a result of foreclosure.

Investments in Tax Credit Structures

During 2025 and 2024, the Company recognized $10,406 and $11,214, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $56,308 and $70,877 and in other liabilities was $14,144 and $23,498 for the years ended December 31, 2025 and 2024, respectively. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC at December 31, 2025 and 2024. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits at December 31, 2025 and 2024.

25

NOTE 3 - INVESTMENTS, (continued)

An aggregate schedule of non-transferrable tax credits expected to be generated by the Company each year for the subsequent five years and thereafter, as of December 31, 2025, is presented below:

Year	Non-Transferable
2026	$ 11,410
2027	898
2028	117
2029	314
2030	147
Thereafter	1,258
Total	$ 14,144

The Company has no transferrable tax credits as of December 31, 2025.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that are included in other investments and other liabilities on the Balance Sheets - Statutory Basis and qualified for offsetting and netting are as follows:

	December 31, 2025			December 31, 2024
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$ 332,848	$ 152,405	$ 180,443	$ 202,246	$ 86,294	$ 115,952
Derivatives - foreign currency swaps	4,482	3,621	861	11,461	2,584	8,877

Liabilities:
Derivatives - call options	$ 152,405	$ 152,405	$ —	$ 86,294	$ 86,294	$ —
Derivatives - foreign currency swaps	15,689	3,621	12,068	2,584	2,584	—

26

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2025	2024	2023
Income:
Bonds	$ 590,016	$ 556,609	$ 499,408
Preferred stocks	66	166	490
Common stocks	11,262	9,885	8,382
Mortgage loans	121,493	104,896	98,441
Real estate[1]	12,062	11,175	14,261
Contract loans	44,237	39,226	33,583
Short-term investments	8,109	6,936	3,385
Derivatives	74,703	48,067	(43,362)
Other investments	81,541	77,269	50,021
Amortization of interest maintenance reserve	7,932	7,780	9,711
Gross investment income	951,421	862,009	674,320
Total investment expenses	57,679	55,799	52,135
Net investment income	$ 893,742	$ 806,210	$ 622,185

1Includes amounts for the occupancy of company-owned property of $5,647, $5,647, and $8,302 in 2025, 2024, and 2023, respectively.

Fair Value Measurements

Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

27

NOTE 3 - INVESTMENTS, (continued)

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2025
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Asset-Backed Securities	$ —	$ 3,415	$ —	$ —	$ 3,415
Total bonds	—	3,415	—	—	3,415
Common stock
Industrial and miscellaneous	$ 329,444	$ —	$ —	$ —	$ 329,444
Total common stocks	329,444	—	—	—	329,444
Derivative assets
Exchange traded index call options	322,150	—	—	—	322,150
Over the counter index call options	—	180,444	—	—	180,444
Foreign currency swaps	—	860	—	—	860
Total other investments	322,150	181,304	—	—	503,454
Separate account assets	—	—	—	11,287,354	11,287,354
Total assets at fair value/net asset value	$ 651,594	$ 184,719	$ —	$ 11,287,354	$ 12,123,667

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 176,900	$ —	$ —	$ —	$ 176,900
Foreign currency swaps	—	12,068	—	—	12,068
Total liabilities at fair value	$ 176,900	$ 12,068	$ —	$ —	$ 188,968

	December 31, 2024
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Asset-Backed Securities	$ —	$ 673	$ —	$ —	$ 673
Total bonds	—	673	—	—	673
Common stock
Industrial and miscellaneous	357,820	—	—	—	357,820
Total common stocks	357,820	—	—	—	357,820
Other investments	14,052	—	—	—	14,052
Derivative assets
Exchange traded index call options	273,603	—	—	—	273,603
Over the counter index call options	—	115,952	—	—	115,952
Foreign currency swaps	—	8,877	—	—	8,877
Total other investments	287,655	124,829	—	—	412,484
Separate account assets	—	—	—	10,756,291	10,756,291
Total assets at fair value/net asset value	$ 645,475	$ 125,502	$ —	$ 10,756,291	$ 11,527,268

Liabilities at fair value
Derivative liabilities
Exchange traded index call options	$ 145,709	$ —	$ —	$ —	$ 145,709
Total liabilities at fair value	$ 145,709	$ —	$ —	$ —	$ 145,709

28

NOTE 3 - INVESTMENTS, (continued)

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities

These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets and Liabilities

The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets and Liabilities

There were no financial assets measured at fair value in Level 3 at December 31, 2025 and December 31, 2024.

NAV - Financial Assets and Liabilities

Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

There were no material transfers of financial instruments carried at fair value into or out of Level 3 during the years ended December 31, 2025 and 2024.

The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV.

29

NOTE 3 - INVESTMENTS, (continued)

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described previously.

December 31, 2025
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds
Issuer credit obligations	$ 8,429,689	$ 9,099,637	$ —	$ 6,377,988	$ 2,051,701	$ —
Asset-backed securities	3,742,953	3,804,566	—	3,000,533	742,420	—
Total Bonds	12,172,642	12,904,203	—	9,378,521	2,794,121	—
Common stocks	363,861	363,861	329,444	34,417	—	—
Mortgage loans	2,363,644	2,436,818	—	—	2,363,644	—
Cash, cash equivalents and short-term
investments	341,551	341,551	341,551	—	—	—
Contract loans	916,656	967,549	—	—	916,656	—
Other investments	623,379	630,044	322,150	236,266	64,963	—
Investment income due and accrued	150,555	150,555	150,555	—	—	—
Separate account assets	—	11,287,354	—	—	—	11,287,354
Total financial assets	$ 16,932,288	$ 29,081,935	$ 1,143,700	$ 9,649,204	$ 6,139,384	$ 11,287,354

Deposit-type funds	$ 1,408,143	$ 1,409,540	$ —	$ —	$ 1,408,143	$ —
Derivative liabilities	188,967	188,967	176,899	12,068	—	—
Total financial liabilities	$ 1,597,110	$ 1,598,507	$ 176,899	$ 12,068	$ 1,408,143	$ —

December 31, 2024
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$ 11,093,012	$ 12,109,742	$ —	$ 7,447,078	$ 3,645,934	$ —
Preferred stocks	2,784	2,828	—	2,784	—	—
Common stocks	380,790	380,790	357,820	22,970	—	—
Mortgage loans	2,134,258	2,300,251	—	—	2,134,258	—
Cash, cash equivalents and short-term
investments	201,163	201,163	201,163	—	—	—
Contract loans	796,924	851,561	—	—	796,924	—
Other investments	557,790	566,065	297,012	181,226	79,552	—
Investment income due and accrued	145,519	145,519	145,519	—	—	—
Separate account assets	—	10,756,291	—	—	—	10,756,291
Total financial assets	$ 15,312,240	$ 27,314,210	$ 1,001,514	$ 7,654,058	$ 6,656,668	$ 10,756,291

Liabilities:
Deposit-type funds	$ 1,190,833	$ 1,192,888	$ —	$ —	$ 1,190,833	$ —
Borrowings	3,011	2,959	—	—	3,011	—
Derivative liabilities	145,709	145,709	145,709	—	—	—
Total financial liabilities	$ 1,339,553	$ 1,341,556	$ 145,709	$ —	$ 1,193,844	$ —

30

NOTE 3 - INVESTMENTS, (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instruments for which it is practicable to estimate a value:

Bonds: For issuer credit obligations not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of asset-backed securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Issuer credit obligations, asset-backed securities priced based on observable market information are assigned to Level 2. Issuer credit obligations and asset-backed securities priced based on uncorroborated broker quotes, unobservable market inputs, partnership valuations or internal valuations are assigned to Level 3.

Preferred Stocks: For preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield credit quality, and maturity of the investments. Preferred stocks priced based on observable market information are assigned to Level 2.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB, fair value is presumed to be par, which is the value at which the FHLB will repurchase the stock, and is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts approximate fair values.

Other investments and derivative liabilities: Fair values are estimated using values obtained from independent pricing services where available, or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments priced based on observable market information for similar assets are assigned to Level 2. Other investments priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3. Other investments carried on the equity method are not included as part of the fair value disclosure. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Contract loans: The fair values for contract loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Contract loans with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

31

NOTE 3 - INVESTMENTS, (continued)

Separate account assets: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 353,272	$ 2,448	$ 355,720
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	353,272	2,448	355,720
Deferred tax assets nonadmitted	116,710	—	116,710
Subtotal net admitted deferred tax assets	236,562	2,448	239,010
Deferred tax liabilities	39,616	81,865	121,481
Net admitted deferred tax assets/(liability)	$ 196,946	$ (79,417)	$ 117,529

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2025 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 117,529	$ —	$ 117,529
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 307,415
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 119,033	$ 2,448	$ 121,481
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 236,562	$ 2,448	$ 239,010

The components of the net deferred tax asset/(liability) as of December 31, 2024 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 348,557	$ 2,748	$ 351,305
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	348,557	2,748	351,305
Deferred tax assets nonadmitted	105,799	—	105,799
Subtotal net admitted deferred tax assets	242,758	2,748	245,506
Deferred tax liabilities	34,378	85,702	120,080
Net admitted deferred tax assets/(net deferred tax liability)	$ 208,380	$ (82,954)	$ 125,426
32

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2024 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$ 125,426	$ —	$ 125,426
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$ 263,055
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$ 117,332	$ 2,748	$ 120,080
Deferred tax assets admitted as the result of application
of NAIC SAP	$ 242,758	$ 2,748	$ 245,506

The changes in the components of the net deferred tax asset/(liability) from December 31, 2024 to December 31, 2025 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$ 4,715	$ (300)	$ 4,415
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	4,715	(300)	4,415
Deferred tax assets nonadmitted	10,911	—	10,911
Subtotal net admitted deferred tax assets	(6,196)	(300)	(6,496)
Deferred tax liabilities	5,238	(3,837)	1,401
Net admitted deferred tax assets/(net deferred tax liability)	$ (11,434)	$ 3,537	$ (7,897)

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	(7,897)	—	(7,897)
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	(7,897)	—	(7,897)
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	44,360
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	1,701	(300)	1,401
Deferred tax assets admitted as the result of application
of NAIC SAP	$ (6,196)	$ (300)	$ (6,496)

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2025	2024
Ratio percentage used to determine recovery period and
threshold limitation above	972%	841%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$ 2,049,435	$ 1,753,699

There were no tax planning strategies utilized as of December 31, 2025 or 2024.

33

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2025	2024	2023
Federal	$ 16,986	$ (16,252)	$ 31,114
Federal income tax on net capital gains	11,036	12,051	8,041
Federal income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$ 178	$ 157	$ 165	$ 21	$ (8)
Unearned premium reserve	534	523	505	11	18
Policyholder reserves	138,269	134,578	111,591	3,691	22,987
Investments	8,676	8,166	7,877	510	289
Deferred acquisition costs	103,832	94,942	88,273	8,890	6,669
Policyholder dividends accrual	1,410	2,145	1,632	(735)	513
Fixed assets	(693)	9,891	11,241	(10,584)	(1,350)
Compensation and benefits accrual	26,798	25,898	25,789	900	109
Receivables - nonadmitted	40,329	35,046	29,906	5,283	5,140
Net operating loss carry-forward	190	208	225	(18)	(17)
Intangible Amortization	22,739	25,522	28,309	(2,783)	(2,787)
Other (including items <5% of total
ordinary tax assets)	11,010	11,481	10,103	(471)	1,378
Subtotal	353,272	348,557	315,616	4,715	32,941
Nonadmitted deferred tax assets	116,710	105,799	89,124	10,911	16,675
Admitted ordinary deferred tax assets	$ 236,562	$ 242,758	$ 226,492	$ (6,196)	$ 16,266

Capital
Investments	$ 203	$ 435	$ 1,272	$ (232)	$ (837)
Real Estate	2,245	2,313	2,793	(68)	(480)
Subtotal	2,448	2,748	4,065	(300)	(1,317)
Admitted capital deferred tax assets	2,448	2,748	4,065	(300)	(1,317)
Admitted deferred tax assets	$ 239,010	$ 245,506	$ 230,557	$ (6,496)	$ 14,949

Deferred tax liabilities:
Ordinary
Investments	$ 6,384	$ 4,790	$ 3,171	$ 1,594	$ 1,619
Fixed assets	8,123	818	2,042	7,305	(1,224)
Deferred and uncollected premium	14,621	15,297	17,372	(676)	(2,075)
Policyholder reserves	437	3,509	6,588	(3,072)	(3,079)
Unearned commissions	9,907	9,820	9,251	87	569
Other (including items <5% of total
ordinary tax liabilities)	144	144	143	—	1
Subtotal	39,616	34,378	38,567	5,238	(4,189)
34

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2025	2024	2023	from 2024	from 2023
Capital
Investments	$ 80,590	$ 84,427	$ 74,312	$ (3,837)	$ 10,115
Real estate	1,275	1,275	1,276	—	(1)
Subtotal	$ 81,865	$ 85,702	$ 75,588	$ (3,837)	$ 10,114

Deferred tax liabilities	$ 121,481	$ 120,080	$ 114,155	$ 1,401	$ 5,925

Net deferred tax assets	$ 117,529	$ 125,426	$ 116,402	$ (7,897)	$ 9,024

The change in the net admitted deferred tax assets was $(7,897), $9,024 and $19,640 for the years ended December 31, 2025, 2024, and 2023, respectively. The change in nonadmitted deferred tax assets of $10,911, $16,675, and $7,304 was included in change in nonadmitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2025, 2024, and 2023, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2025	2024	Change
Total gross deferred tax assets	$ 355,720	$ 351,305	$ 4,415
Total deferred tax liabilities	121,481	120,080	1,401
Net deferred tax asset	$ 234,239	$ 231,225	3,014
Tax effect of change in unrealized gains and pension liability			2,904
Change in net deferred income tax			$ 5,918

	2024	2023	Change
Total gross deferred tax assets	$ 351,305	$ 319,681	$ 31,624
Total deferred tax liabilities	120,080	114,155	5,925
Net deferred tax asset	$ 231,225	$ 205,526	25,699
Tax effect of change in unrealized gains and pension liability			3,360
Change in net deferred income tax			$ 29,059

	2023	2022	Change
Total gross deferred tax assets	$ 319,681	$ 273,463	$ 46,218
Total deferred tax liabilities	114,155	94,881	19,274
Net deferred tax asset	$ 205,526	$ 178,582	26,944
Tax effect of change in unrealized gains and pension liability			35,349
Adjustment to prior year deferred income tax			2,923
Change in net deferred income tax			$ 65,216

35

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2025, 2024, and 2023 were as follows:

	2025	2024	2023
Net gain (loss) from operations before income taxes	$ 179,670	$ (94,449)	$ 72,505
Net realized capital gains before income taxes	52,552	57,385	38,289
Deferred reinsurance loss, net	(4,947)	(4,266)	(3,954)
Total pre-tax statutory income (loss)	227,275	(41,330)	106,840
Change in nonadmitted assets	(25,161)	(24,475)	(43,079)
IMR amortization	(7,932)	(7,780)	(9,711)
Tax-exempt income	(24,174)	(25,301)	(22,687)
Adjustment to prior year deferreds	(270)	(1,217)	3,083
Dissolution of subsidiary	—	—	(92,822)
Non-deductible expense	4,085	4,251	4,884
Other	1,344	(1,117)	(408)
Subtotal	175,167	(96,969)	(53,900)
Statutory tax rate	0.21	0.21	0.21
Subtotal	36,785	(20,364)	(11,319)
Adjustment to prior year deferred income tax	—	—	(2,923)
Tax credits	(14,681)	(12,896)	(11,819)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

Federal and foreign income tax incurred/(recovered)	$ 28,022	$ (4,201)	$ 39,155
Change in deferred income tax	(5,918)	(29,059)	(65,216)
Total statutory income taxes	$ 22,104	$ (33,260)	$ (26,061)

The Company has no foreign tax credit carryovers to subsequent years.

At December 31, 2025, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net Operating Loss	$ 907	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $11,983, $9,928, and $14,604, for the tax years 2025, 2024, and 2023, respectively. There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC with AHC, AIP and Ameritas-NY.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Inflation Reduction Act was enacted on August 16, 2022, and included a new corporate alternative minimum tax (CAMT) which is effective for tax years beginning after 2022. The Company is a nonapplicable reporting entity that does not reasonably expect to be an applicable corporation subject to CAMT as a member of a tax-controlled group of corporations in 2025 and 2024.

On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was enacted into law. Connected to OBBBA, the Company is immediately expensing domestic research and development costs in 2025 that have been previously capitalized. The other provisions of OBBBA are not material to the Company.

36

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

The Company loaned $3,000 to Ameritas Advisory Services, LLC on December 5, 2023 under a promissory note due on or before December 1, 2024. The promissory note was repaid in full on June 28, 2024.

The Company loaned $2,000 to Ameritas Investment Company, LLC on April 3, 2023 under a promissory note due on or before April 1, 2024. The promissory note was repaid in full on March 21, 2024.

AAS and AIC each established a $10,000 unsecured line of credit with the Company expiring March 31, 2026. There were no balances outstanding at any time during 2025.

The Company received capital contributions in the amount of $40,000 and $25,000 from AHC on June 23, 2025 and December 3, 2025, respectively.

Ameritas-NY and AHC each established a $50,000 unsecured line of credit with the Company. There were no balances outstanding at any time during 2025, 2024, and 2023. The unsecured lines of credit with Ameritas-NY and AHC provide for automatic annual renewal on May 1, and January 1, respectively, unless terminated by either party.

The Company established a $50,000 unsecured line of credit with AHC under an agreement that provides for automatic renewal on January 1 unless terminated by either either party. There were no balances outstanding at any time during 2025 or 2024.

The Company's variable life and annuity products are distributed through AIC. Policies placed by this affiliate generated commission and general insurance expense of $21,085, $20,984, and $21,305, for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company had amounts due to and from various affiliates at December 31, 2025 and 2024 which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The balances are settled monthly on a net basis. Additionally, the Company provides, as well as receives, technical, financial, legal and marketing support, and investment advisory services from certain affiliates under administrative service and cost-sharing agreement which were recorded in general insurance expenses in the Summary of Operations-Statutory Basis. Both the individual and combined amounts recorded under these agreements were not material for the years ended December 31, 2025, 2024, and 2023.

NOTE 6 - EMPLOYEE BENEFITS

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan. The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2025	2024	2023
Benefit obligation at beginning of year	$ 29,240	$ 31,776	$ 34,365
Interest cost	1,511	1,560	1,763
Actuarial loss	(996)	(372)	(84)
Benefits paid	(3,649)	(3,724)	(4,268)
Benefit obligation at end of year	$ 26,106	$ 29,240	$ 31,776
37

NOTE 6 - EMPLOYEE BENEFITS, (continued)

	Pension Benefits
	2025	2024	2023
Reporting entity contribution	3,649	3,724	4,268
Benefits paid	(3,649)	(3,724)	(4,268)
Fair value of plan assets at end of year	$ —	$ —	$ —

	Pension Benefits
	2025	2024	2023
Components:
Accrued benefit costs	$ 27,563	$ 31,465	$ 34,049
Liability (asset) for pension benefits	(1,457)	(2,225)	(2,273)
Assets and liabilities recognized:
Liabilities recognized	26,106	29,240	31,776
Unrecognized liabilities (assets)	(1,457)	(2,225)	(2,273)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2025	2024	2023
Interest cost	1,511	1,560	1,763
Amount of recognized gains	(1,764)	(420)	(399)
Total net periodic benefit cost	$ (253)	$ 1,140	$ 1,364

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits
	2025	2024	2023
Items not yet recognized as a component of net periodic cost - prior year	$ (2,225)	$ (2,273)	$ (2,588)
Net loss arising during the period	(996)	(372)	(84)
Net gain recognized	1,764	420	399
Items not yet recognized as a component of net
periodic cost - current year	$ (1,457)	$ (2,225)	$ (2,273)

The weighted-average discount rate assumptions at December 31 are as follows:

	Pension Benefits
	2025	2024	2023
Net periodic benefit cost	5.28%	5.43%	3.08%
Projected benefit obligation	5.44%	5.28%	5.43%

Future expected pension benefit payments are as follows:

Year	Amount
2026	$ 3,472
2027	3,347
2028	3,221
2029	3,097
2030	2,972
2031-2035	11,886

38

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

December 31
	2025	2024
Accumulated benefit obligation	$ 26,106	$ 29,239
Projected benefit obligation (PBO)	$ 26,106	$ 29,239
Funded status (PBO - Plan assets)	$ 26,106	$ 29,239

Unrecognized items:
Unrecognized gains, net of tax	$ (1,151)	$ (1,758)
Total unrecognized items, net of tax	$ (1,151)	$ (1,758)

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. Plan assets are held in separate accounts of the Company. The Company participates in a postretirement benefit plan sponsored by AHC. The expenses recognized by the Company for the Plan and the postretirement benefit plan were not material for 2025, 2024, or 2023.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $18,857, $19,027, and $18,281 in 2025, 2024, and 2023, respectively.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $216,574 in dividends in 2026, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2025, 2024, or 2023.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2025	2024	2023
Unrealized capital gains, net of taxes	$ 134,593	$ 110,958	$ 87,325
Nonadmitted asset values	(308,755)	(272,682)	(231,533)
Asset valuation reserve	(325,047)	(354,449)	(336,910)

39

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued or paid until written approval has been received. Interest of $4,100 was paid in 2025, 2024, and 2023 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes was $49,993 and $49,984 at December 31, 2025 and 2024, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2025 is $118,866. There has been no principal paid during the life of the Notes as of December 31, 2025. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash received upon issuance was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2025, the Company had outstanding agreements to fund mortgages totaling $126,459. In addition at December 31, 2025, the Company has committed to invest $362,332 in equity-type limited partnerships and $168,672 in bonds in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2025, 2024, and 2023, the charge to operations related to these assessments was not material. The estimated liability for future guaranty fund assessments of $3,001 and $4,989 at December 31, 2025 and 2024, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2025 and 2024, the Company had a related receivable of $2,701 and $4,332, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2025 and 2024 are as follows:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$ 8,842	$ 4,844
Decreases during the year
Premium tax offset applied	(1,138)	(397)
Charge off of estimated premium tax offset	(1,630)	—
	(2,768)	(397)
Increases during the year
Estimated premium tax offset	—	818
Assessments paid	428	3,577
	428	4,395
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$ 6,502	$ 8,842

40

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

The Company recognizes liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets related to the Penn Treaty/ANIC insolvency. As of December 31, 2025, the undiscounted and discounted guaranty fund assessments were $6,877 and $2,598, and the related undiscounted and discounted assets were $5,244 and $2,032. As of December 31, 2024, the undiscounted and discounted guaranty fund assessments were $6,961 and $2,682, and the related undiscounted and discounted assets were $5,076 and $2,033.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2025 and 2024.

Uncollectibility of Assets

The Company had admitted assets of $16,431 and $14,406 at December 31, 2025 and 2024, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASC Plans

The gain (loss) from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2025	2024	2023
Gross reimbursement for medical cost incurred	$ 249,726	$ 227,572	$ 212,227
Other income or expenses (including interest paid to or received from plans)	25,358	23,732	24,431
Gross expenses incurred (claims and administrative)	275,084	251,304	236,658

Net gain (loss) from operations	$ 1,827	$ 1,249	$ (106)

NOTE 10 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, for which direct premiums written exceed 5% of total capital and surplus. The third party administers ordinary life and individual annuity business and does not have an exclusive contract. The third party has been granted the authority for policy administration, claims payment, claims adjustment, reinsurance ceding, binding authority and premium collection. The total amount of direct premiums administered was $203,739, $552,348, and $342,707 for the years ended December 31, 2025, 2024, and 2023, respectively. Another third-party administrator, which administered group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority and premium collection. Direct premiums administered were $126,718, $119,830, and $115,530 for the years ended December 31, 2025, 2024, and 2023, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums administered by third-party administrators was $492,298, $830,868, and $613,333 for the years ended December 31, 2025, 2024, and 2023, respectively.

NOTE 11 - OTHER ITEMS

Securities on Deposit

Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $111,292 and $127,093 and cash of $1,899 and $9,919 at December 31, 2025 and 2024, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

41

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2025 and through March 30, 2026, the date the financial statements were available to be issued.

NOTE 13 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company recaptured previously ceded business related to a reinsurer under an order of rehabilitation, due to a liquidation order effective September 30, 2023. The impacts from the liquidation order resulted in the recording of a $5,054 and $5,302 recoverable at December 31, 2025 and 2024, respectively, as an estimate of settlement from the reinsurer's estate. This recoverable consists of paid claims and waived and unearned premiums.

On December 31, 2025, the Company amended certain reinsurance agreements under which all previously ceded business was recaptured in exchange for a one-time recapture payment of $9,091. As a result of the recapture payment, $6,543 of ceded commission and $2,548 of ceded renewal premium was recorded in Commissions and expense allowances on reinsurance ceded and Premium income, respectively, in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2025	2024	2023
Assumed	$ 101,473	$ 96,572	$ 108,381
Ceded	(317,665)	(296,232)	(286,288)
Reinsurance premiums, net	$ (216,192)	$ (199,660)	$ (177,907)

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2025, 2024, and 2023.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party. This agreement covers policies sold through June 30, 2024.  Amortization of $4,947 and $4,266, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2025 and 2024, respectively. Effective December 1, 2024 the Company entered into a quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with an additional third party. This agreement included policies sold on or after July 1, 2024.

42

NOTE 13 - REINSURANCE, (continued)

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2025 and 2024, invested assets of $883,591 and $896,696, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 2.9% and 3.1% of the Company’s admitted assets at December 31, 2025 and 2024, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2025	2024	2023
Total reserve for unpaid claims at January 1	$ 387,210	$ 373,034	$ 356,953
Less reinsurance assumed	(14,918)	(16,234)	(16,244)
Plus reinsurance ceded	216,426	202,128	192,807
Direct balance	588,718	558,928	533,516

Incurred related to:
Current year	973,098	920,602	831,876
Prior year	(21,568)	(3,346)	(4,967)
Total incurred	951,530	917,256	826,909

Paid related to:
Current year	804,431	782,116	699,500
Prior year	106,995	105,350	101,997
Total paid	911,426	887,466	801,497

Direct balance	628,822	588,718	558,928
Plus reinsurance assumed	14,806	14,918	16,234
Less reinsurance ceded	(229,424)	(216,426)	(202,128)
Total reserve for unpaid claims at December 31	$ 414,204	$ 387,210	$ 373,034

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $21,568, $3,346, and $4,967 for the years ended December 31, 2025, 2024, and 2023, respectively. During 2025, incurred claims were negative for prior year primarily due to favorable claim runout for both group dental and disability products. During 2024 and 2023, incurred claims were negative for prior year primarily due to favorable claim runout for group dental products partially offset by unfavorable claim runout for disability products. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2025.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2025	2024	2023
Paid assumed reinsurance claims	$ 79,391	$ 79,533	$ 80,811
Incurred assumed reinsurance claims	$ 79,279	$ 78,217	$ 80,801

Paid ceded reinsurance claims	$ 34,533	$ 33,118	$ 31,346
Incurred ceded reinsurance claims	$ 47,531	$ 47,416	$ 40,667

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

43

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed direct reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2025 and 2024, respectively, the Company had $1,195,979 and $1,397,738 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $22,920 and $23,629 at December 31, 2025 and 2024, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,341,312	—	3,341,312	39.6%
At fair value	—	2,193,442	2,193,442	26.0%
Total with adjustment or at fair value	3,341,312	2,193,442	5,534,754	65.6%
At book value without adjustment
(minimal or no charge)	1,940,442	—	1,940,442	23.0%
Not subject to discretionary withdrawal	955,516	—	955,516	11.4%
Total gross	6,237,270	2,193,442	8,430,712	100.0%
Reinsurance ceded	647,942	—	647,942
Total individual annuity reserves	$ 5,589,328	$ 2,193,442	$ 7,782,770
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 475,872	$ —	$ 475,872

44

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2025
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 1,051,627	$ —	$ 1,051,627	12.3%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	7,406,276	7,406,276	86.4%
Total with adjustment or at fair value	1,051,627	7,406,276	8,457,903	98.7%
At book value without adjustment
(minimal or no charge)	90,536	—	90,536	1.1%
Not subject to discretionary withdrawal	26,873	—	26,873	0.2%
Total gross	1,169,036	7,406,276	8,575,312	100.0%
Reinsurance ceded	8,914	—	8,914
Total group annuity reserves	$ 1,160,122	$ 7,406,276	$ 8,566,398
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 280,175	$ —	$ 280,175	15.7%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	379,872	379,872	21.2%
Total with adjustment or at fair value	280,175	379,872	660,047	36.9%
At book value without adjustment
(minimal or no charge)	402,050	—	402,050	22.5%
Not subject to discretionary withdrawal	727,645	—	727,645	40.6%
Total gross	1,409,870	379,872	1,789,742	100.0%
Reinsurance ceded	330	—	330
Total deposit-type funds	$ 1,409,540	$ 379,872	$ 1,789,412
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 8,158,990	$ 9,979,590	$ 18,138,580
45

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ —	$ —	$ —	— %
At book value less current surrender
charge of 5% or more	3,192,063	—	3,192,063	39.0%
At fair value	—	2,207,123	2,207,123	27.0%
Total with adjustment or at fair value	3,192,063	2,207,123	5,399,186	66.0%
At book value without adjustment
(minimal or no charge)	1,877,039	—	1,877,039	22.9%
Not subject to discretionary withdrawal	910,189	—	910,189	11.1%
Total gross	5,979,291	2,207,123	8,186,414	100.0%
Reinsurance ceded	651,627	—	651,627
Total individual annuity reserves	$ 5,327,664	$ 2,207,123	$ 7,534,787
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ 327,756	$ —	$ 327,756

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$ 889,681	$ —	$ 889,681	11.1%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	6,963,887	6,963,887	87.2%
Total with adjustment or at fair value	889,681	6,963,887	7,853,568	98.3%
At book value without adjustment
(minimal or no charge)	101,597	—	101,597	1.3%
Not subject to discretionary withdrawal	29,604	—	29,604	0.4%
Total gross	1,020,882	6,963,887	7,984,769	100.0%
Reinsurance ceded	9,761	—	9,761
Total group annuity reserves	$ 1,011,121	$ 6,963,887	$ 7,975,008
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
46

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2024
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$ 262,230	$ —	$ 262,230	16.6%
At book value less current surrender
charge of 5% or more	—	—	—	— %
At fair value	—	384,837	384,837	24.4%
Total with adjustment or at fair value	262,230	384,837	647,067	41.0%
At book value without adjustment
(minimal or no charge)	207,286	—	207,286	13.1%
Not subject to discretionary withdrawal	723,769	—	723,769	45.9%
Total gross	1,193,285	384,837	1,578,122	100.0%
Reinsurance ceded	397	—	397
Total deposit-type funds	$ 1,192,888	$ 384,837	$ 1,577,725
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$ —	$ —	$ —
Total annuity reserves and deposit-type funds	$ 7,531,673	$ 9,555,847	$ 17,087,520

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$ 6,726,378	$ 6,316,848
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	23,072	21,937
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	1,409,540	1,192,888
Subtotal	8,158,990	7,531,673
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	9,599,718	9,171,010
Exhibit 4, Line 9, Column 1	379,872	384,837
Subtotal	9,979,590	9,555,847
Total	$ 18,138,580	$ 17,087,520

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NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2025
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 956,382	$ 907,899	$ 966,310	$ —	$ —	$ —
Universal life with secondary guarantees	740,644	617,760	1,305,496	—	—	—
Indexed universal life	12,169	11,437	12,219	—	—	—
Indexed universal life with secondary guarantees	1,731,188	1,337,261	1,573,945	—	—	—
Other permanent cash value life insurance	—	1,770,849	3,002,306	—	—	—
Variable universal life	140,280	1,352,935	151,486	1,302,916	—	1,299,133
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	492,688	XXX	XXX	—
Accidental death benefits	XXX	XXX	351	XXX	XXX	—
Disability - active lives	XXX	XXX	20,163	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,030	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	85,545	XXX	XXX	—
Total gross	3,580,663	5,998,141	7,632,539	1,302,916	—	1,299,133
Reinsurance ceded	—	—	557,870	—	—	—
Total life reserves	$ 3,580,663	$ 5,998,141	$ 7,074,669	$ 1,302,916	$ —	$ 1,299,133

	2024
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$ 996,993	$ 946,535	$ 1,006,328	$ —	$ —	$ —
Universal life with secondary guarantees	743,684	614,536	1,286,146	—	—	—
Indexed universal life	13,832	12,471	13,959	—	—	—
Indexed universal life with secondary guarantees	1,500,201	1,150,310	1,424,274	—	—	—
Other permanent cash value life insurance	—	1,733,973	2,910,875	—	—	—
Variable universal life	135,447	1,244,884	146,615	1,193,954	—	1,189,416
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	500,944	XXX	XXX	—
Accidental death benefits	XXX	XXX	344	XXX	XXX	—
Disability - active lives	XXX	XXX	22,278	XXX	XXX	—
Disability - disabled lives	XXX	XXX	22,232	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	76,958	XXX	XXX	—
Total gross	3,390,157	5,702,709	7,410,953	1,193,954	—	1,189,416
Reinsurance ceded	—	—	576,609	—	—	—
Total life reserves	$ 3,390,157	$ 5,702,709	$ 6,834,344	$ 1,193,954	$ —	$ 1,189,416

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NOTE 17 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2025	2024
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$ 6,965,126	$ 6,733,319
Exhibit 5, Accidental Death Benefits Section, Total (net)	331	322
Exhibit 5, Disability - Active Lives Section, Total (net)	9,206	9,761
Exhibit 5, Disability - Disabled Lives Section, Total (net)	15,371	15,086
Exhibit 5, Miscellaneous Reserves Section, Total (net)	84,635	75,856
Subtotal	7,074,669	6,834,344
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,299,133	1,189,416
Subtotal	1,299,133	1,189,416
Total	$ 8,373,802	$ 8,023,760

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2025		2024
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$ 5,657	$ (857)	$ 5,047	$ (462)
Ordinary renewal	$ 47,448	$ 50,409	$ 45,995	$ 52,586
Total	$ 53,105	$ 49,552	$ 51,042	$ 52,124

NOTE 19 - SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2025, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account. In accordance with the products/transactions recorded within the separate account, assets are considered legally separated or legally insulated from the general account. As of December 31, 2025 and 2024, the Company’s Separate Accounts included legally insulated assets of $11,287,354 and $10,756,291, respectively. The assets of the separate account are carried at NAV.

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company does not engage in securities lending transactions within the separate account.

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NOTE 19 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2025	2024	2023
For the year ended December 31:
Premiums, considerations or deposits	$ 870,039	$ 912,398	$ 992,717
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$ 11,278,756	$ 10,745,264

Reserves subject to discretionary withdrawal:
At fair value	$ 11,278,756	$ 10,745,264
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$ 11,278,756	$ 10,745,264

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2025	2024	2023
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$ 840,697	$ 879,909	$ 957,081
Transfers from the separate accounts	(1,751,806)	(1,831,259)	(1,444,282)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$ (911,109)	$ (951,350)	$ (487,201)

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